UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Gregory J. Lyons, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant's telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1, 2008 – May 31, 2008

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2008

SSgA Life SolutionsSM Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 38.0%
SPDR Lehman Aggregate Bond ETF	277,438	14,835
SSgA Bond Market Fund	341,660	2,825
		17,660
Domestic Equities - 47.0%
SSgA Concentrated Growth Opportunities Fund	603,951	6,208
SSgA Core Edge Equity Fund	794,250	8,038
SSgA Core Opportunities Fund	62,919	1,383
SSgA Large Cap Value Fund	561,863	5,248
SSgA S&P 500 Index Fund	41,814	966
		21,843
International Equities - 10.0%
SSgA International Growth Opportunities Fund	79,542	1,165
SSgA International Stock Selection Fund	251,058	3,487
		4,652
Short-Term Investments - 5.0%
SSgA Money Market Fund	2,324,056	2,324
Total Investments - 100.0%
(identified cost $44,144)		46,479
Other Assets and Liabilities, Net - (0.0%)		(9)
Net Assets - 100.0%		46,470

See accompanying notes which are an integral part of the schedules of investments.

Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 18.0%
SPDR Lehman Aggregate Bond ETF	59,485	3,181
SSgA Bond Market Fund	90,450	748
		3,929
Domestic Equities - 62.0%
SSgA Concentrated Growth Opportunities Fund	332,697	3,420
SSgA Core Edge Equity Fund	548,223	5,548
SSgA Core Opportunities Fund	59,664	1,311
SSgA Large Cap Value Fund	312,748	2,921
SSgA S&P 500 Index Fund	14,573	337
		13,537
International Equities - 15.0%
SSgA International Growth Opportunities Fund	56,123	821
SSgA International Stock Selection Fund	176,725	2,455
		3,276
Short-Term Investments - 5.0%
SSgA Money Market Fund	1,100,772	1,101
Total Investments - 100.0%
(identified cost $20,015)		21,843
Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		21,841

See accompanying notes which are an integral part of the schedules of investments.

Growth Fund
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 57.9%
SPDR Lehman Aggregate Bond ETF	120,966	6,468
SSgA Bond Market Fund	153,326	1,268
		7,736
Domestic Equities - 32.1%
SSgA Concentrated Growth Opportunities Fund	92,330	949
SSgA Core Edge Equity Fund	163,689	1,657
SSgA Core Opportunities Fund	18,311	403
SSgA Large Cap Value Fund	86,538	808
SSgA S&P 500 Index Fund	20,190	466
		4,283
International Equities - 5.0%
SSgA International Growth Opportunities Fund	11,420	167
SSgA International Stock Selection Fund	36,145	502
		669
Short-Term Investments - 5.0%
SSgA Money Market Fund	662,606	663
Total Investments - 100.0%
(identified cost $13,047)		13,351
Other Assets and Liabilities, Net - 0.0%		2
Net Assets - 100.0%		13,353

See accompanying notes which are an integral part of the schedules of investments.

Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2008. This Quarterly Report reports on three funds of the Investment Company, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each, a "Fund" and collectively referred to as, the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Concentrated Growth Opportunities Fund
(formerly, SSgA Large Cap Growth Opportunities Fund)
SSgA Large Cap Value Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SPDR Lehman Aggregate Bond ETF
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions or have not been identified as having non-union sentiment ("IAM companies").

SSgA Concentrated Growth Opportunities Fund (formerly, "SSgA Large Cap Growth Opportunities Fund")

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Core Edge Equity Fund

To seek to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SPDR Lehman Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, the "Custodian" or Russell Fund Services Company, the "Administrator" determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of May 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$45,103,358	$20,430,051	$13,295,614
Gross Tax Unrealized Appreciation	1,859,023	1,641,373	95,397
Gross Tax Unrealized Depreciation	(483,423)	(228,358)	(40,283)
Net Tax Unrealized Appreciation (Depreciation)	$1,375,600	$1,413,015	$55,114

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2008, $4,087,434 of the Central Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information
10

LSQR-05/08

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2008

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 24.8%
Alliance & Leicester PLC (Ê)(l)	60,000	2.381	08/29/08	60,000
American Express Credit Corp. (Ê)	35,000	2.479	08/19/08	35,000
Bank of America Corp. (Ê)	100,000	3.208	06/03/09	100,000
Bank of Scotland PLC (Ê)(l)	40,000	2.898	09/30/08	40,000
CAM US Finance SA Sociedad Unipersonal (Ê)(l)	25,000	2.704	07/25/08	25,000
General Electric Capital Corp. (Ê)	200,000	2.413	06/24/09	200,000
Goldman Sachs Group, Inc. Master Note (l)(ß)	75,000	4.100	07/15/08	75,000
Goldman Sachs Group, Inc. Promissory Note (Ê)(ß)(l)	100,000	3.179	10/20/08	100,000
JPMorgan Chase & Co. (Ê)	105,000	2.793	09/02/08	105,000
Lloyds TSB Group PLC (Ê)(l)	150,000	2.694	09/06/08	150,000
Macquarie Bank, Ltd. (Ê)(l)	30,000	2.471	08/20/08	30,000
Merrill Lynch & Co., Inc. (Ê)	70,000	2.804	09/03/08	70,000
Morgan Stanley (Ê)	70,000	2.804	09/03/08	70,000
Morgan Stanley (Ê)	50,000	2.639	09/15/08	50,000
National Australia Bank, Ltd. (Ê)(l)	70,000	2.698	09/05/08	70,000
Nordea Bank AB (Ê)(l)	118,000	2.610	09/10/08	118,000
Northern Rock PLC (Ê)(l)	65,000	2.794	08/01/08	65,000
Northern Rock PLC (Ê)(l)	40,000	2.754	08/04/08	40,000
Procter & Gamble International Funding SCA (Ê)	29,000	2.789	02/19/09	29,000
Svenska Handelsbanken AB (Ê)(l)	70,000	2.540	09/13/08	70,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.441	09/19/08	100,000
Toyota Motor Credit Corp. (Ê)	100,000	2.200	02/02/09	100,000
UniCredito Italiano Bank Ireland PLC (Ê)(l)	25,000	2.534	09/12/08	25,000
Wells Fargo & Co. (Ê)	60,000	2.648	08/15/08	60,000
Wells Fargo & Co. (Ê)	45,000	2.648	09/17/08	45,000
Wells Fargo & Co. (Ê)	100,000	2.774	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	2.714	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	52,000	2.505	09/15/08	52,000
Total Corporate Bonds and Notes (amortized cost $2,084,000)				2,084,000
Domestic Certificates of Deposit - 3.0%
Citibank	250,000	2.980	07/23/08	250,000
Total Domestic Certificates of Deposit (amortized cost $250,000)				250,000
Domestic Commercial Paper - 5.9%
Bank of America Corp.	100,000	2.846	07/08/08	99,707
Bank of America Corp.	100,000	2.615	10/02/08	99,107
General Electric Capital Corp.	100,000	2.570	09/11/08	99,272
JPMorgan Chase & Co.	100,000	2.800	08/11/08	99,449
JPMorgan Chase & Co.	100,000	2.500	08/12/08	99,500
Total Domestic Commercial Paper (amortized cost $497,035)				497,035

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 3.1%
Branch Banking & Trust Co.	259,524	2.125	06/02/08	259,524
Total Domestic Time Deposit (amortized cost $259,524)				259,524
Eurodollar Certificates of Deposit - 7.5%
Barclays Bank PLC	50,000	4.950	06/13/08	50,000
ING Bank NV	385,000	2.900	07/07/08	385,000
National Australia Bank, Ltd.	200,000	2.600	08/28/08	200,001
Total Eurodollar Certificates of Deposit (amortized cost $635,001)				635,001
Foreign Commercial Paper - 2.1%
Societe Generale	175,000	3.120	06/04/08	174,956
Total Foreign Commercial Paper (amortized cost $174,956)				174,956
United States Government Agencies - 1.5%
Federal Home Loan Bank System (Ê)	125,000	2.485	11/13/08	125,000
Total United States Government Agencies (amortized cost $125,000)				125,000
Yankee Certificates of Deposit - 40.8%
Australia & New Zealand Banking Corp.	250,000	2.700	07/17/08	250,000
Banco Bilbao Vizcaya	250,000	2.800	06/30/08	250,000
Banco Bilbao Vizcaya	100,000	3.005	10/28/08	100,002
Bank of Scotland PLC	250,000	3.030	11/03/08	250,000
Barclays Bank PLC	100,000	4.480	06/04/08	100,000
Barclays Bank PLC	100,000	3.150	07/30/08	100,000
Barclays Bank PLC (Ê)	100,000	2.920	09/12/08	100,000
BNP Paribas SA	350,000	2.710	10/27/08	350,000
Caja de Ahorros y Monte de Piedad de Madrid (Ê)(l)	40,000	2.968	08/12/08	40,000
Deutsche Bank AG	300,000	2.720	08/04/08	300,000
Dexia Credit Local SA NY	250,000	2.755	07/14/08	250,001
Lloyds TSB Group PLC	100,000	2.960	06/16/08	100,000
Lloyds TSB Group PLC	100,000	2.610	08/19/08	100,002
Rabobank Nederland	200,000	2.635	07/10/08	200,001
Royal Bank of Scotland	350,000	2.690	09/22/08	350,005
Societe Generale	150,000	3.050	09/02/08	150,000
Svenska Handelsbanken AB	100,000	2.950	06/04/08	100,000
UBS AG	200,000	2.940	07/03/08	200,000
UniCredito Italiano SpA	150,000	2.840	06/30/08	150,000
Total Yankee Certificates of Deposits (amortized cost $3,440,011)				3,440,011
Total Investments - 88.7% (amortized cost $7,465,527)				7,465,527

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 11.3%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $450,000 dated May 30, 2008, at 2.300% to be repurchased at $450,086 on June 2, 2008, collateralized by: $534,759 par various United States Government Agency Mortgage Obligations, valued at $459,000	450,000
Agreement with Credit Suise First Boston and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 30, 2008, at 2.350% to be repurchased at $50,010 on June 2, 2008, collateralized by: $49,505 par various United States Government Agency Obligations, valued at $51,004	50,000
Agreement with JPMorgan Chase Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $450,000 dated May 30, 2008, at 2.300% to be repurchased at $450,085 on June 2, 2008, collateralized by: $483,684 par various United States Government Agency Obligations, valued at $459,001	450,000
Total Repurchase Agreements (identified cost $950,000)	950,000
Total Investments and Repurchase Agreements - 100.0% (cost $8,415,527) (†)	8,415,527
Other Assets and Liabilities, Net - 0.0%	3,775
Net Assets - 100.0%	8,419,302

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund
5

SSgA
US Government Money Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 64.6%
Federal Home Loan Bank (Ê)	111,000	2.823	12/04/08	111,032
Federal Home Loan Bank	200,000	2.710	04/03/09	200,000
Federal Home Loan Bank (Ê)	75,000	2.340	04/23/09	75,000
Federal Home Loan Bank Discount Note	48,000	2.400	06/04/08	47,990
Federal Home Loan Bank Discount Note	48,000	2.400	06/06/08	47,984
Federal Home Loan Mortgage Corp. (Ê)	200,000	2.436	12/26/08	200,191
Federal National Mortgage Association Discount Note	35,000	2.410	06/04/08	34,993
Federal National Mortgage Association Discount Note	85,000	2.410	06/06/08	84,972
Federal National Mortgage Association Discount Note	75,000	3.450	06/12/08	74,921
Federal National Mortgage Association Discount Note	207,144	2.110	08/04/08	206,367
Federal National Mortgage Association Discount Note	100,000	2.000	08/08/08	99,622
Total United States Government Agencies (amortized cost $1,183,072)				1,183,072
Total Investments - 64.6% (amortized cost $1,183,072)				1,183,072
Repurchase Agreements - 35.4%

Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 30, 2008 at 2.250% to be repurchased at $50,009 on June 2, 2008, collateralized by: $50,970 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Barclays Capital Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 30, 2008 at 2.230% to be repurchased at $50,009 on June 2, 2008, collateralized by: $50,219 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $250,000 dated May 30, 2008 at 2.230% to be repurchased at $250,046 on June 2, 2008, collateralized by: $253,386 par United States Government Agency Obligations, valued at $255,000	250,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 30, 2008 at 2.250% to be repurchased at $50,009 on June 2, 2008, collateralized by: $49,780 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $199,513 dated May 30, 2008 at 2.350% to be repurchased at $199,552 on June 2, 2008, collateralized by: $199,940 par United States Government Agency Obligations, valued at $201,060	199,513

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 30, 2008 at 2.300% to be repurchased at $50,010 on June 2, 2008, collateralized by: $49,423 par United States Government Agency Obligations, valued at $51,000	50,000
Total Repurchase Agreements (identified cost $649,513)	649,513
Total Investments and Repurchase Agreements - 100.0% (cost $1,832,585) (†)	1,832,585
Other Assets and Liabilities, Net - (0.0%)	(613)
Net Assets - 100.0%	1,831,972

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 101.9%
Alabama - 1.1%
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	4.500	12/01/30	3,365
Alaska - 0.8%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	1.600	07/01/22	2,250
Arizona - 3.3%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	2.000	07/01/23	2,500
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	1.560	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	1.550	12/01/22	2,400
				9,900
California - 3.6%
Irvine California Revenue Bonds, weekly demand (Ê)(µ)	6,650	1.000	09/02/32	6,650
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,800	1.380	07/01/25	1,800
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	1.380	05/01/33	2,275
				10,725
Colorado - 3.5%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	1.670	10/01/30	725
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	4,900	1.750	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,060	3.000	09/01/18	1,060
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	1.600	11/01/31	3,700
				10,385
Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	1.450	07/01/29	2,500
District of Columbia - 2.1%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	1.630	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	1.630	06/01/30	1,800
District of Columbia Revenue Bonds, weekly demand (Ê)(µ)	3,125	1.400	08/15/38	3,125
				6,145
Florida - 0.8%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	1.590	01/01/16	2,410
Georgia - 4.5%
Georgia Local Government Certificate Of Participation, weekly demand (Ê)(µ)	13,420	2.620	06/01/28	13,420
Idaho - 1.4%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	1.830	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	1.830	07/01/33	2,500
				4,000

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Illinois - 8.4%
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,440	1.610	12/01/25	3,440
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	1.600	03/01/27	3,400
Illinois Educational Facilities Authority Revenue Bonds, annual demand (Ê)	1,000	3.450	07/01/36	1,005
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,605	2.500	09/01/32	2,605
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.530	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	1.530	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.600	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)	3,000	1.600	08/15/25	3,000
Kane County School District No. 129 Aurora West Side General Obligation Limited, weekly demand (Ê)(µ)	4,660	1.670	02/01/13	4,660
				24,760
Kentucky - 2.6%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.700	07/01/28	3,000
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	4,725	1.510	05/15/23	4,725
				7,725
Maine - 1.6%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	900	1.860	07/01/12	900
State of Maine General Obligation Unlimited, weekly demand	3,820	4.000	05/15/09	3,903
				4,803
Maryland - 7.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	1.550	07/01/34	15,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.550	04/01/35	4,000
Maryland State Economic Development Corp. Revenue Bonds, weekly demand (Ê)	4,500	1.600	05/15/43	4,500
				23,500
Massachusetts - 5.1%
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)	1,000	1.670	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	9,000	1.150	09/01/37	9,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds	2,660	1.530	12/03/08	2,660
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	1.530	07/01/27	1,925
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	6.500	04/01/28	655
				15,240
Michigan - 1.5%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	1.620	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	1.670	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.700	06/01/30	2,000
				4,495
Mississippi - 3.2%
Munitops II Revenue Bonds, weekly demand (Ê)(µ)	9,405	2.620	03/01/31	9,405
Nebraska - 1.9%
Southern Public Power District Revenue Notes	5,425	4.000	12/15/08	5,481

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Nevada - 1.0%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.850	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	1.850	10/15/33	1,900
				3,100
New Hampshire - 2.2%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.600	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	1.610	06/01/32	4,500
				6,400
New York - 9.2%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.550	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.180	08/01/34	1,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.600	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	1.450	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	1.540	11/15/22	4,160
New York Convention Center Operating Corp. Revenue Bonds, weekly demand (Ê)(µ)	9,995	2.620	11/15/44	9,995
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,570	1.500	07/01/28	1,570
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	1.550	03/15/28	3,700
				27,160
North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	1.650	01/15/36	2,500
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	1.550	05/01/21	1,000
				3,500
Ohio - 3.3%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,500	1.440	12/01/26	1,500
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)	5,600	1.600	06/01/16	5,600
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,810	1.380	03/15/25	2,810
				9,910
Oklahoma - 2.3%
Austin Trust Various States Revenue Bonds, weekly demand (Ê)	6,870	1.660	02/15/42	6,870
Oregon - 1.8%
Salem-Keizer School District No. 24J General Obligation Unlimited, weekly demand	5,000	5.250	06/01/12	5,177
South Carolina - 3.0%
North Charleston South Carolina Revenue Bonds, weekly demand (Ê)	8,965	1.650	12/01/18	8,965
Tennessee - 2.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (µ)	3,150	6.625	09/01/08	3,186
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	1.630	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	1.790	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	1.250	07/01/34	85
				7,116

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Texas - 11.2%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	1.570	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.750	08/15/35	1,700
City of Garland Texas General Obligation Limited, weekly demand	5,460	5.750	02/15/20	5,614
Houston Independent School District General Obligation Limited, weekly demand	4,000	5.250	02/15/17	4,104
Katy Independent School District General Obligation Unlimited, weekly demand	1,300	6.125	02/15/32	1,341
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.670	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	1.670	08/01/21	1,400
Texas Public Finance Authority Revenue Bonds (µ)	10,000	5.000	06/15/08	10,012
Texas State Transportation Commission Revenue Bonds	3,950	5.040	04/01/09	4,058
				33,129
Utah - 3.0%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.700	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	1.300	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	1.830	07/01/33	6,000
				8,950
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	4.500	12/01/25	1,200
Virginia - 3.6%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	1.750	06/15/26	1,500
Virginia College Building Authority Revenue Bonds	8,850	5.000	02/01/09	9,039
				10,539
Washington - 1.2%
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,670	1.600	08/01/26	3,670
West Virginia - 1.0%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	4.500	12/01/25	3,000
Wisconsin - 1.0%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.700	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (amortized cost $302,195)				302,195
Total Investments - 101.9% (amortized cost $302,195) (†)				302,195
Other Assets and Liabilities, Net - (1.9%)				(5,603)
Net Assets - 100.0%				296,592

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Quality Ratings as a % of Value (Unaudited)

AAA	89%
AA	11
100%

Economic Sector Emphasis as a % of Value (Unaudited)

Healthcare Revenue	20%
Housing Revenue	19
General Obligation	15
Education Revenue	14
PRE/ETM	8
Water and Sewer Revenue	6
Electricity & Power Revenue	6
Other Revenue	5
Transportation Revenue	3
Industrial Revenue	2
Public Agency Revenue	1
Airport Revenue	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.
12

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2008 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

Notes to Schedule of Investments
13

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2008. This Quarterly Report reports on three funds of the Investment Company, the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value Repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds

Notes to Quarterly Report
14

SSgA

Money Market Funds

Notes to Quarterly Report, (continued) — May 31, 2008 (Unaudited)

may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of May 31, 2008, $4,087,434 represents the investments of other SSgA Funds not presented herein.

4. Illiquid or Restricted Securities

As of May 31, 2008, the following securities were identified as illiquid:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 2.1%
Goldman Sachs Group, Inc. Master Note	02/13/08	75,000,000	100.00	75,000	75,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	100,000,000	100.00	100,000	100,000
					$175,000

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of May 31, 2008:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 13.8%
Alliance & Leicester PLC	09/04/07	60,000,000	100.00	60,000	60,000
Bank of Scotland PLC	09/04/07	40,000,000	100.00	40,000	40,000
Caja de Ahorros y Monte de Piedad de Madrid	07/19/07	40,000,000	100.00	40,000	40,000
CAM US Finance SA Sociedad Unipersonal	07/03/07	25,000,000	100.00	25,000	25,000
Goldman Sachs Group, Inc. Master Note	02/13/08	75,000,000	100.00	75,000	75,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	100,000,000	100.00	100,000	100,000
Lloyds TSB Group PLC	08/16/07	150,000,000	100.00	150,000	150,000
Macquarie Bank, Ltd.	07/23/07	30,000,000	100.00	30,000	30,000
National Australia Bank, Ltd.	08/07/07	70,000,000	100.00	70,000	70,000
Nordea Bank AB	08/13/07	118,000,000	100.00	118,000	118,000
Northern Rock PLC	07/03/07	65,000,000	100.00	65,000	65,000
Northern Rock PLC	07/05/07	40,000,000	100.00	40,000	40,000
Svenska Handelsbanken AB	08/13/07	70,000,000	100.00	70,000	70,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano Bank Ireland PLC	08/15/07	25,000,000	100.00	25,000	25,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
Westpac Banking Corp.	08/16/07	52,000,000	100.00	52,000	52,000
					$1,160,000

Notes to Quarterly Report
15

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
16

MMQR-05/08

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2008

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 48.2%
United States Treasury Bills (Ê)	500,000	1.750	06/05/08	499,903
United States Treasury Bills (Ê)	500,000	1.886	06/12/08	499,712
United States Treasury Bills (Ê)	500,000	2.152	06/16/08	499,552
United States Treasury Bills (Ê)	500,000	1.902	06/19/08	499,525
Total United States Treasury (amortized cost $1,998,692)				1,998,692
Total Investments - 48.2% (amortized cost $1,998,692)				1,998,692
Repurchase Agreements - 52.0%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $150,000 dated May 30, 2008 at 2.070% to be repurchased at $150,026 on June 2, 2008, collateralized by: $128,239 par United States Treasury Obligations, valued at $153,000				150,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $67,000 dated May 30, 2008 at 2.100% to be repurchased at $67,012 on June 2, 2008, collateralized by: $67,245 par United States Treasury Obligations, valued at $68,340				67,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $150,000 dated May 30, 2008 at 2.150% to be repurchased at $150,027 on June 2, 2008, collateralized by: $121,214 par United States Treasury Obligations, valued at $153,000				150,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 30, 2008 at 2.240% to be repurchased at $150,028 on June 2, 2008, collateralized by: $116,445 par United States Treasury Obligations, valued at $153,003				150,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $556,249 dated May 30, 2008 at 2.200% to be repurchased at $556,351 on June 2, 2008, collateralized by: $461,427 par United States Treasury Obligations, valued at $567,374				556,249
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $150,000 dated May 30, 2008 at 2.200% to be repurchased at $150,028 on June 2, 2008, collateralized by: $148,298 par United States Treasury Obligations, valued at $153,000				150,000
Agreement with Greenwich Capital Markets, Inc. and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 30, 2008 at 2.150% to be repurchased at $150,027 on June 2, 2008, collateralized by: $188,736 par United States Treasury Obligations, valued at $153,001				150,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 30, 2008 at 2.150% to be repurchased at $150,027 on June 2, 2008, collateralized by: $165,151 par United States Treasury Obligations, valued at $153,004				150,000

US Treasury Money Market Fund
3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $

Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 30, 2008 at 2.200% to be repurchased at $150,028 on June 2, 2008, collateralized by: $143,975 par United States Treasury Obligations, valued at $153,001	150,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $483,000 dated May 30, 2008 at 2.200% to be repurchased at $483,089 on June 2, 2008, collateralized by: $607,033 par United States Treasury Obligations, valued at $492,662	483,000
Total Repurchase Agreements (identified cost $2,156,249)	2,156,249
Total Investments and Repurchase Agreements - 100.2% (cost $4,154,941)(†)	4,154,941
Other Assets and Liabilities, Net - (0.2%)	(6,843)
Net Assets - 100.0%	4,148,098

See accompanying notes which are an integral part of the schedule of investments.

US Treasury Money Market Fund
4

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Corporate Bonds and Notes - 20.4%
Alliance & Leicester PLC (Ê)(l)	95,000	2.381	08/29/08	95,000
American Express Credit Corp. (Ê)	45,000	2.479	08/19/08	45,000
Bank of Ireland (Ê)(l)	100,000	2.488	08/18/08	100,000
Bank of Scotland PLC (Ê)(l)	100,000	2.621	09/08/08	100,000
Bank of Scotland PLC (Ê)(l)	55,000	2.898	09/30/08	55,000
CAM US Finance SA Sociedad Unipersonal (Ê)(l)	45,000	2.704	07/25/08	45,000
General Electric Capital Corp. (Ê)	225,000	2.413	06/24/09	225,000
Goldman Sachs Group, Inc.(l)(ß)	175,000	4.100	07/15/08	175,000
Goldman Sachs Group, Inc. (Ê)(l)(ß)	100,000	3.179	10/20/08	100,000
JPMorgan Chase & Co. (Ê)	145,000	2.793	09/02/08	145,000
Lloyds TSB Group PLC (Ê)(l)	250,000	2.694	09/06/08	250,000
Macquarie Bank, Ltd. (Ê)(l)	95,000	2.471	08/20/08	95,000
Merrill Lynch & Co., Inc. (Ê)	80,000	2.804	09/03/08	80,000
Morgan Stanley (Ê)	80,000	2.804	09/03/08	80,000
Morgan Stanley (Ê)	50,000	2.639	09/15/08	50,000
National Australia Bank, Ltd. (Ê)(l)	95,000	2.698	09/05/08	95,000
Nordea Bank AB (Ê)(l)	63,000	2.610	09/10/08	63,000
Northern Rock PLC (Ê)(l)	100,000	2.794	08/01/08	100,000
Northern Rock PLC (Ê)(l)	60,000	2.754	08/04/08	60,000
Procter & Gamble International Funding SCA (Ê)	51,000	2.789	02/19/09	51,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.540	09/13/08	100,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.441	09/19/08	100,000
Toyota Motor Credit Corp. (Ê)	110,000	2.200	02/02/09	110,000
UniCredito Italiano Bank Ireland PLC (Ê)(l)	35,000	2.534	09/12/08	35,000
Wells Fargo & Co. (Ê)	100,000	2.648	08/15/08	100,000
Wells Fargo & Co. (Ê)	90,000	2.648	09/17/08	90,000
Wells Fargo & Co. (Ê)	100,000	2.774	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	2.714	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	82,000	2.505	09/15/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,826,000)				2,826,000
Domestic Certificates of Deposit - 2.4%
Citibank	335,000	2.980	07/23/08	335,000
Total Domestic Certificates of Deposit (amortized cost $335,000)				335,000
Domestic Commercial Paper - 7.8%
Bank of America Corp.	80,000	2.846	07/08/08	79,766
Bank of America Corp.	400,000	2.712	11/05/08	395,269
General Electric Capital Corp.	200,000	2.820	07/07/08	199,436
JPMorgan Chase & Co.	400,000	2.800	08/11/08	397,792
Total Domestic Commercial Paper (amortized cost $1,072,263)				1,072,263

Prime Money Market Fund
5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 2.3%
Branch Banking & Trust Co.	320,282	2.125	06/02/08	320,282
Total Domestic Time Deposits (amortized cost $320,282)				320,282
Eurodollar Certificates of Deposit - 4.7%
Barclays Bank PLC	200,000	4.950	06/13/08	200,000
ING Bank NV	200,000	2.800	07/14/08	200,000
National Australia Bank, Ltd.	250,000	2.970	06/02/08	250,000
Total Eurodollar Certificates of Deposit (amortized cost $650,000)				650,000
Foreign Commercial Paper - 2.9%
Societe Generale	400,000	3.120	06/04/08	399,896
Total Foreign Commercial Paper (amortized cost $399,896)				399,896
United States Government Agencies - 0.9%
Federal Home Loan Bank System (Ê)	125,000	2.485	11/13/08	125,000
Total United States Government Agencies (amortized cost $125,000)				125,000
Yankee Certificates of Deposit - 42.2%
Banco Bilbao Vizcaya	500,000	2.800	06/30/08	500,000
Banco Bilbao Vizcaya	100,000	2.650	08/13/08	100,000
Banco Santander	250,000	2.770	08/12/08	250,000
Bank of Scotland PLC	75,000	3.770	06/16/08	75,005
Bank of Scotland PLC	250,000	3.030	11/03/08	250,000
Barclays Bank PLC	400,000	4.480	06/04/08	400,000
Barclays Bank PLC	150,000	3.150	07/30/08	150,000
BNP Paribas SA	500,000	2.710	09/12/08	500,000
Calyon NY	200,000	2.920	07/07/08	200,000
Caja de Ahorros y Monte de Piedad de Madrid (Ê)(l)	60,000	2.968	08/12/08	60,000
Deutsche Bank AG	500,000	2.720	08/04/08	500,000
Dexia Credit Local SA	300,000	2.755	07/14/08	300,002
Dexia Credit Local SA	300,000	2.680	08/11/08	300,001
General Electric Capital Corp.	150,000	2.570	09/12/08	148,897
Lloyds TSB Group PLC	200,000	2.960	06/16/08	200,000
Royal Bank of Scotland	350,000	2.690	09/22/08	350,005
Societe Generale	300,000	3.050	09/02/08	300,000
Svenska Hankdelsbanken	250,000	2.820	06/13/08	250,000
Svenska Hankdelsbanken	150,000	2.800	07/25/08	150,000
UBS AG	400,000	2.940	07/03/08	400,001
UniCredito Italiano SpA	300,000	2.850	06/13/08	300,000
UniCredito Italiano SpA	150,000	2.840	06/30/08	150,000
Total Yankee Certificates of Deposit (amortized cost $5,833,911)				5,833,911
Total Investments - 83.6% (amortized cost $11,562,352)				11,562,352

Prime Money Market Fund
6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 16.3%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $900,000 dated May 30, 2008, at 2.300% to be repurchased at 900,173 on June 2, 2008, collateralized by: $1,229,391 par various United States Government Agency Mortgage Obligations, valued at $918,000	900,000
Agreement with JP Morgan Chase Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $900,000 dated May 30, 2008, at 2.300% to be repurchased at 900,173 on June 2, 2008, collateralized by: $1,415,072 par various United States Government Agency Mortgage Obligations, valued at $918,002	900,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $143,000 dated May 30, 2008, at 2.200% to be repurchased at 143,026 on June 2, 2008, collateralized by: $108,707 par various United States Treasury Obligations, valued at $145,860	143,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $210,000 dated May 30, 2008, at 2.300% to be repurchased at 210,040 on June 2, 2008, collateralized by: $214,417 par various United States Government Agency Obligations, valued at $214,202	210,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $106,000 dated May 30, 2008, at 2.350% to be repurchased at 106,021 on June 2, 2008, collateralized by: $113,312 par various United States Government Agency Mortgage Obligations, valued at $108,603	106,000
Total Repurchase Agreements (identified cost $2,259,000)	2,259,000
Total Investments and Repurchase Agreements - 99.9% (cost $13,821,352)(†)	13,821,352
Other Assets and Liabilities, Net - 0.1%	13,166
Net Assets - 100.0%	13,834,518

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund
7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2008 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(ß)  Illiquid security.

Notes to Schedules of Investments
8

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2008. This Quarterly Report reports on two funds of the Investment Company, the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each, a "fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Notes to Quarterly Report
9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of May 31, 2008, $288,184,231 represents the investments of other Investment Company Funds not presented herein.

4. Illiquid or Restricted Securities

As of May 31, 2008, the following securities were identified as illiquid:

Illiquid Securities

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Prime Money Market - 2.0%
Goldman Sachs Group, Inc. Promissory Note	01/15/08	175,000,000	100.00	175,000	175,000
Goldman Sachs Group, Inc. Master Note	02/13/08	100,000,000	100.00	100,000	100,000
					$275,000

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of May 31, 2008:

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Prime Money Market - 13.1%
Alliance & Leicester PLC	09/04/07	95,000,000	100.00	95,000	95,000
Bank of Ireland	07/19/07	100,000,000	100.00	100,000	100,000
Bank of Scotland PLC	09/04/07	55,000,000	100.00	55,000	55,000
Bank of Scotland PLC	11/06/07	100,000,000	100.00	100,000	100,000
Caja de Ahorros y Monte de Piedad de Madrid	07/19/07	60,000,000	100.00	60,000	60,000
CAM US Finance SA Sociedad Unipersonal	07/13/07	45,000,000	100.00	45,000	45,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	175,000,000	100.00	175,000	175,000
Goldman Sachs Group, Inc. Master Note	02/13/08	100,000,000	100.00	100,000	100,000
Lloyds TSB Group PLC	08/06/07	250,000,000	100.00	250,000	250,000
Macquarie Bank, Ltd.	07/23/07	95,000,000	100.00	95,000	95,000
National Australia Bank, Ltd.	08/07/07	95,000,000	100.00	95,000	95,000
Nordea Bank AB	08/18/07	63,000,000	100.00	63,000	63,000
Northern Rock PLC	07/03/07	100,000,000	100.00	100,000	100,000
Northern Rock PLC	07/05/07	60,000,000	100.00	60,000	60,000
Svenska Handelsbanken AB	03/10/08	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano Bank Ireland PLC	08/15/07	35,000,000	100.00	35,000	35,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
Westpac Banking Corp.	08/16/07	82,000,000	100.00	82,000	82,000
					$1,810,000

Notes to Quarterly Report
10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
11

IMMQR-05/08

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2008

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 112.5%
Asset-Backed Securities - 1.6%
Carrington Mortgage Loan Trust (Ê) Series 2006-RFC Class A1 2.935% due 05/25/36	—	—	±
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 3.515% due 09/25/33	144	126
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	508
Structured Asset Securities Corp. (ß) Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	425
		1,059
Corporate Bonds and Notes - 21.5%
Abbott Laboratories 5.875% due 05/15/16	100	103
Aetna, Inc. 7.875% due 03/01/11	35	37
Alabama Power Co. 5.700% due 02/15/33	50	47
Alcoa, Inc. 5.550% due 02/01/17	25	24
Allstate Corp. (The) 5.550% due 05/09/35	85	73
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	40
American Express Co. 5.500% due 09/12/16	50	49
American Express Credit Corp. 5.300% due 12/02/15	50	48
American General Finance Corp. 3.875% due 10/01/09	30	29
Amgen, Inc. 4.000% due 11/18/09	75	75
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
Apache Corp. 6.250% due 04/15/12	35	37
Appalachian Power Co. 6.375% due 04/01/36	75	68
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	53
AT&T, Inc. 4.125% due 09/15/09	200	200
5.625% due 06/15/16	50	50
Avon Products, Inc. 5.125% due 01/15/11	50	51
BAC Capital Trust VI 5.625% due 03/08/35	75	64

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp. 5.420% due 03/15/17	150	142
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	42
BB&T Corp. 4.750% due 10/01/12	75	72
Bear Stearns Cos., Inc. (The) 5.550% due 01/22/17	145	136
BellSouth Corp. 6.000% due 10/15/11	100	103
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	149
Black & Decker Corp. 7.125% due 06/01/11	50	52
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	25	26
Campbell Soup Co. 6.750% due 02/15/11	50	53
Capital One Financial Corp. 5.700% due 09/15/11	115	111
Cardinal Health, Inc. 6.750% due 02/15/11	65	67
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	75
5.450% due 04/15/18	150	149
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	54
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	53
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Citigroup, Inc. 5.100% due 09/29/11	150	150
5.850% due 08/02/16	125	123
5.850% due 12/11/34	100	87
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	83
Comcast Cable Communications LLC 6.875% due 06/15/09	100	102
Comcast Corp. 5.900% due 03/15/16	100	100
ConocoPhillips 6.650% due 07/15/18	100	109
Constellation Energy Group, Inc. 6.125% due 09/01/09	25	25
Countrywide Financial Corp. 6.250% due 05/15/16	125	109
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	50	45

Bond Market Fund
3

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
COX Communications, Inc. 5.500% due 10/01/15	50	49
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	129
CRH America, Inc. 6.950% due 03/15/12	100	101
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance NA LLC 5.750% due 09/08/11	175	177
Deere & Co. 7.850% due 05/15/10	32	34
Dell, Inc. (l) 6.500% due 04/15/38	250	236
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	93
Electronic Data Systems Corp. 7.125% due 10/15/09	75	77
Energy Transfer Partners, LP 6.125% due 02/15/17	70	68
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	50	49
ERP Operating, LP 6.625% due 03/15/12	75	77
Exelon Corp. 5.625% due 06/15/35	85	73
Exelon Generation Co. LLC 6.950% due 06/15/11	25	26
FedEx Corp. 9.650% due 06/15/12	25	29
FIA Card Services NA 6.625% due 06/15/12	150	157
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	88
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	52
Fortune Brands, Inc. 5.375% due 01/15/16	50	47
General Dynamics Corp. 4.250% due 05/15/13	60	59
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	51
Series MTNA 5.875% due 02/15/12	250	258
5.000% due 01/08/16	175	169
6.750% due 03/15/32	250	253
General Electric Co. 5.000% due 02/01/13	200	202

	Principal Amount ($) or Shares	Market Value $
Genworth Financial, Inc. 4.950% due 10/01/15	50	45
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	100	98
5.950% due 01/15/27	70	61
6.125% due 02/15/33	100	91
Goldman Sachs Group, LP 5.000% due 10/01/14	125	120
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	51
Hasbro, Inc. 6.300% due 09/15/17	50	50
Health Care REIT, Inc. 6.200% due 06/01/16	25	22
Hess Corp. 6.650% due 08/15/11	25	26
7.300% due 08/15/31	25	28
HJ Heinz Finance Co. 6.750% due 03/15/32	25	25
Home Depot, Inc. 5.400% due 03/01/16	75	71
Honeywell International, Inc. 5.400% due 03/15/16	25	25
HSBC Bank USA NA Series BKNT 5.625% due 08/15/35	75	64
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	42
HSBC Finance Corp. 7.000% due 05/15/12	100	105
International Business Machines Corp. 5.875% due 11/29/32	50	49
Jefferies Group, Inc. 6.250% due 01/15/36	50	36
JP Morgan Chase Capital XV 5.875% due 03/15/35	100	83
JPMorgan Chase & Co. 7.875% due 06/15/10	125	132
4.750% due 05/01/13	250	245
Kellogg Co. Series B 7.450% due 04/01/31	50	56
KeyBank NA Series BKNT 7.000% due 02/01/11	25	25
4.950% due 09/15/15	50	44
Kimberly-Clark Corp. 5.625% due 02/15/12	25	26
Kimco Realty Corp. 5.783% due 03/15/16	50	46
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.400% due 03/15/31	25	25

Bond Market Fund
4

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kraft Foods, Inc. 6.500% due 11/01/31	25	23
Kroger Co. (The) 5.500% due 02/01/13	100	101
Lehman Brothers Holdings, Inc. 5.500% due 04/04/16	150	135
5.750% due 01/03/17	100	89
Lowe's Cos., Inc. 8.250% due 06/01/10	85	91
Lubrizol Corp. 6.500% due 10/01/34	25	22
Macys Retail Holdings, Inc. 6.625% due 04/01/11	50	50
7.450% due 07/15/17	75	72
Marathon Oil Corp. 6.800% due 03/15/32	100	100
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	76
Mattel, Inc. 5.625% due 03/15/13	150	147
McDonald's Corp. 5.350% due 03/01/18	175	171
Mellon Funding Corp. 6.375% due 02/15/10	25	26
Merrill Lynch & Co., Inc. Series MTNB 5.300% due 09/30/15	125	114
6.875% due 04/25/18	200	196
6.220% due 09/15/26	50	43
MetLife, Inc. 5.375% due 12/15/12	46	46
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Morgan Stanley 5.750% due 10/18/16	250	236
Motorola, Inc. 8.000% due 11/01/11	50	51
National City Bank of Indiana 4.250% due 07/01/18	100	68
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	27
NB Capital Trust IV 8.250% due 04/15/27	65	67
News America Holdings, Inc. 9.250% due 02/01/13	50	57
8.000% due 10/17/16	75	84
News America, Inc. 6.150% due 03/01/37	50	46
Norfolk Southern Corp. 7.250% due 02/15/31	70	75

	Principal Amount ($) or Shares	Market Value $
Northrop Grumman Corp. 7.125% due 02/15/11	50	53
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
7.000% due 05/01/32	25	24
Pacific Gas & Electric Co. 4.800% due 03/01/14	75	74
Pacificorp 5.250% due 06/15/35	75	65
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	61
Pharmacia Corp. 6.600% due 12/01/28	100	105
Pitney Bowes, Inc. 4.625% due 10/01/12	75	74
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	44
PNC Funding Corp. 7.500% due 11/01/09	100	103
Popular North America, Inc. 4.700% due 06/30/09	85	84
PPL Energy Supply LLC 5.400% due 08/15/14	100	95
Praxair, Inc. 6.375% due 04/01/12	70	74
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	49
Procter & Gamble - Esop Series A 9.360% due 01/01/21	23	29
Progress Energy, Inc. 7.100% due 03/01/11	25	26
5.625% due 01/15/16	50	50
Protective Life Secured Trusts 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	82
PSEG Power LLC 6.950% due 06/01/12	75	79
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102
Questar Market Resources, Inc. 6.050% due 09/01/16	100	97
Rohm & Haas Co. 7.850% due 07/15/29	50	54
Safeco Corp. 4.875% due 02/01/10	75	74
Sempra Energy 7.950% due 03/01/10	80	85

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 5.750% due 05/01/12	100	100
5.100% due 06/15/15	25	23
SLM Corp. 5.125% due 08/27/12	100	86
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Southern Copper Corp. 7.500% due 07/27/35	25	25
Sovereign Bank 5.125% due 03/15/13	75	66
Spectra Energy Capital LLC 6.250% due 02/15/13	50	51
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	74
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	100	99
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	55
Time Warner, Inc. 5.875% due 11/15/16	25	24
Unilever Capital Corp. 7.125% due 11/01/10	25	27
Union Pacific Corp. 6.125% due 01/15/12	50	51
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
Valero Energy Corp. 6.875% due 04/15/12	25	26
Verizon Communications, Inc. 5.850% due 09/15/35	150	138
Verizon Global Funding Corp. 6.875% due 06/15/12	90	96
4.375% due 06/01/13	50	48
Viacom, Inc. 5.750% due 04/30/11	50	50
Vornado Realty, LP 5.600% due 02/15/11	50	48
Wachovia Bank NA 5.600% due 03/15/16	165	160
5.850% due 02/01/37	50	42
Wachovia Corp. 5.500% due 08/01/35	100	80
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	97
5.250% due 09/01/35	150	130
Walt Disney Co. (The) 5.625% due 09/15/16	75	77

	Principal Amount ($) or Shares	Market Value $
Washington Mutual, Inc. 5.250% due 09/15/17	75	63
Waste Management, Inc. 7.375% due 08/01/10	50	52
WellPoint, Inc. 6.800% due 08/01/12	100	103
Wells Fargo & Co. 5.125% due 09/15/16	100	97
Wells Fargo Bank NA 6.450% due 02/01/11	150	158
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	99
Yum! Brands, Inc. 6.250% due 04/15/16	75	74
Zions Bancorporation 6.000% due 09/15/15	25	22
		14,016
International Debt - 3.7%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	43
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SAB de CV 5.750% due 01/15/15	25	25
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	27
Bank of Tokyo-Mitsubishi UFJ, Ltd. 8.400% due 04/15/10	80	85
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	24
British Telecommunications PLC 5.950% due 01/15/18	100	98
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	51
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	48
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	83
Deutsche Telekom International Finance BV 8.000% due 06/15/10	25	27
8.250% due 06/15/30	100	119
Diageo Capital PLC 5.500% due 09/30/16	75	74
EnCana Corp. 6.300% due 11/01/11	25	26

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
France Telecom SA 7.750% due 03/01/11	25	27
9.250% due 03/01/31	50	62
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	25	24
Mexico Government International Bond 6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	109
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	25	22
Petro-Canada 4.000% due 07/15/13	50	47
5.350% due 07/15/33	25	21
Royal KPN NV 8.000% due 10/01/10	75	80
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	107
Scottish Power PLC 5.810% due 03/15/25	100	88
SMBC International Finance NV 8.500% due 06/15/09	70	73
South Africa Government International Bond 7.375% due 04/25/12	50	54
Talisman Energy, Inc. 5.850% due 02/01/37	25	22
Teck Cominco, Ltd. 5.375% due 10/01/15	50	47
Telecom Italia Capital SA 4.000% due 01/15/10	100	99
6.375% due 11/15/33	25	22
Telefonica Europe BV 7.750% due 09/15/10	125	133
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	100	100
TELUS Corp. 8.000% due 06/01/11	25	27
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	95
Transocean, Inc. 7.500% due 04/15/31	25	27
Tyco International Group SA 7.000% due 06/15/28	25	23
Vale Overseas, Ltd. 6.250% due 01/23/17	50	50
Vodafone Group PLC 5.625% due 02/27/17	100	99
		2,409

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 56.6%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	245
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-B Class 2A1 4.381% due 03/25/35	305	295
Series 2005-I Class 2A2 (ß) 4.866% due 10/25/35	3,480	3,232
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.021% due 06/15/38	643	642
Fannie Mae 6.000% due 2011	4	4
6.000% due 2013	233	240
5.500% due 2014	9	10
6.500% due 2014	329	342
7.500% due 2015	35	36
6.500% due 2016	54	56
5.000% due 2018	1,442	1,443
5.500% due 2018	296	301
5.500% due 2019	123	125
8.000% due 2023	—	1
5.500% due 2024	1,222	1,224
9.000% due 2025	316	349
9.000% due 2026	3	3
7.500% due 2027	166	179
6.000% due 2028	16	16
6.000% due 2029	5	5
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	15	17
4.500% due 2033	727	680
6.000% due 2033	564	575
5.500% due 2034	1,002	998
4.972% due 2036 (Ê)	2,223	2,253
5.098% due 2036 (Ê)	2,200	2,240
30 Year TBA (Ï) 5.000%	750	724
6.000%	1,900	1,927
6.500%	1,000	1,031
Freddie Mac 7.000% due 2009	11	11
9.000% due 2010	9	10
6.000% due 2011	2	2
8.000% due 2011	3	3
7.000% due 2012	60	62
7.000% due 2013	489	511
6.000% due 2016	83	86
7.000% due 2016	119	125

Bond Market Fund
7

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
4.500% due 2019	425	416
8.500% due 2025	1	1
6.500% due 2029	134	140
7.000% due 2030	4	4
7.000% due 2031	129	138
6.500% due 2032	370	385
6.000% due 2033	172	175
6.500% due 2033	503	522
7.000% due 2033	242	256
5.000% due 2035	2,067	2,001
5.161% due 2035 (Ê)	1,915	1,938
30 Year TBA (Ï) 5.500%	3,300	3,277
6.000%	3,900	3,960
Ginnie Mae I 8.000% due 2012	70	74
10.000% due 2013	3	3
7.500% due 2022	1	1
7.000% due 2023	108	116
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	44	48
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	27	28
7.000% due 2028	19	20
7.500% due 2028	16	18
8.500% due 2028	19	21
7.500% due 2029	12	12
8.000% due 2029	10	11
7.500% due 2030	13	15
8.000% due 2030	53	56
7.000% due 2031	179	192
6.500% due 2032	131	136
7.000% due 2032	229	245
7.500% due 2032	8	9
5.000% due 2033	275	269
30 Year TBA (Ï) 6.000%	1,000	1,018
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	744
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	193
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.541% due 03/25/35	314	301
		36,775

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 8.1%
Fannie Mae 6.125% due 03/15/12	600	646
4.625% due 10/15/14	500	509
Federal Home Loan Bank 4.250% due 11/02/10	1,000	1,020
Series 467 5.250% due 06/18/14	200	210
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	1,000	1,015
Federal National Mortgage Association Zero coupon due 10/09/19	700	395
Freddie Mac MAC 4.750% due 12/08/10	1,000	1,031
6.750% due 03/15/31	350	419
		5,245
United States Government Treasuries - 21.0%
United States Treasury Notes 3.250% due 12/31/09	3,500	3,540
2.125% due 04/30/10	500	496
3.625% due 12/31/12	2,250	2,277
2.750% due 02/28/13	2,000	1,943
4.250% due 11/15/17	3,900	3,957
5.250% due 11/15/28	900	959
5.000% due 05/15/37	450	471
		13,643
Total Long-Term Investments (cost $74,188)		73,147
Short-Term Investments - 5.4%
Fannie Mae 6.000% due 01/01/09	106	106
SSgA Prime Money Market Fund	2,586,513	2,587
United States Treasury Bills (ç)(ÿ)(§) 1.537% due 06/05/08	447	447
VTB Capital SA (Ê)(l) 3.384% due 08/01/08	350	348
Total Short-Term Investments (cost $3,490)		3,488
Total Investments - 117.9% (identified cost $77,678)		76,635
Other Assets and Liabilities, Net - (17.9%)		(11,609)
Net Assets - 100.0%		65,026

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
8

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/09 (80)	USD	19,195	(211)
Short Positions
Eurodollar Futures expiration date 12/10 (80)	USD	19,078	79
United States Treasury 2 Year Notes expiration date 09/08 (22)	USD	4,634	(11)
United States Treasury 5 Year Notes expiration date 09/08 (16)	USD	1,759	(7)
United States Treasury 10 Year Notes expiration date 09/08 (3)	USD	337	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(149)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
9

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 94.8%
Asset-Backed Securities - 1.4%
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 3.435% due 04/25/32	303	298
Series 2003-BC3 Class A2 3.515% due 09/25/33	157	137
Structured Asset Securities Corp. (ß) Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	142
		577
Corporate Bonds and Notes - 34.6%
Abbott Laboratories 5.600% due 05/15/11	25	26
Alcoa, Inc. 7.375% due 08/01/10	55	58
Allstate Corp. (The) 6.125% due 02/15/12	72	75
American Express Co. 5.250% due 09/12/11	75	75
4.875% due 07/15/13	30	30
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	75
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	50
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	99
Apache Corp. 6.250% due 04/15/12	20	21
AT&T, Inc. 4.125% due 09/15/09	100	100
AvalonBay Communities, Inc. Series MTN 6.125% due 11/01/12	50	50
Bank of America Corp. 7.400% due 01/15/11	100	105
Bank of America NA 5.300% due 03/15/17	250	238
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	15
4.750% due 10/01/12	60	58
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	47
BellSouth Corp. 6.000% due 10/15/11	50	52
5.200% due 12/15/16	125	122

	Principal Amount ($) or Shares	Market Value $
Berkshire Hathaway Finance Corp. 4.500% due 01/15/13 (l)	200	198
4.850% due 01/15/15	150	149
Boeing Capital Corp. 6.500% due 02/15/12	75	80
Boston Properties, LP 6.250% due 01/15/13	30	31
Bottling Group LLC 5.500% due 04/01/16	100	101
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	49
Campbell Soup Co. 6.750% due 02/15/11	35	37
Capital One Bank 5.750% due 09/15/10	50	50
Capital One Financial Corp. Series MTN 5.700% due 09/15/11	60	58
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	71
Series MTN 5.450% due 04/15/18	100	99
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	50
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	26
Cisco Systems, Inc. 5.500% due 02/22/16	100	101
Citigroup, Inc. 4.625% due 08/03/10	75	75
6.500% due 01/18/11	125	130
5.500% due 04/11/13	250	249
5.500% due 02/15/17	125	117
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	99
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	40
Colgate-Palmolive Co. Series MTN 4.200% due 05/15/13	60	60
Comcast Corp. 5.850% due 01/15/10	50	51
6.500% due 01/15/15	50	52
4.950% due 06/15/16	25	23
ConAgra Foods, Inc. 5.819% due 06/15/17	61	60

Intermediate Fund
10

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips 4.750% due 10/15/12	50	51
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	50	48
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	75	67
COX Communications, Inc. 7.750% due 11/01/10	100	105
5.500% due 10/01/15	25	24
Credit Suisse USA, Inc. 4.875% due 01/15/15	200	192
5.375% due 03/02/16	75	74
CSX Corp. 6.750% due 03/15/11	25	26
CVS Caremark Corp. 5.750% due 06/01/17	50	49
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance North America LLC 4.875% due 06/15/10	50	50
DCP Midstream LLC 6.875% due 02/01/11	40	41
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	23
Devon Financing Corp. ULC 6.875% due 09/30/11	50	53
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	46
Dover Corp. 4.780% due 10/15/15	25	24
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	77
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	75
Electronic Data Systems Corp. 7.125% due 10/15/09	60	61
Eli Lilly & Co. 6.000% due 03/15/12	100	106
Energy East Corp. 6.750% due 06/15/12	55	57
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	25	24
ERP Operating, LP 6.625% due 03/15/12	40	41

	Principal Amount ($) or Shares	Market Value $
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	58
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	61
Florida Power & Light Co. 4.850% due 02/01/13	50	50
Genentech, Inc. 4.750% due 07/15/15	50	49
General Dynamics Corp. 4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 4.125% due 09/01/09	250	251
5.875% due 02/15/12	250	258
6.000% due 06/15/12	300	312
Series MTN 5.400% due 02/15/17	250	243
General Mills, Inc. 6.000% due 02/15/12	25	26
Genworth Financial, Inc. 4.950% due 10/01/15	50	45
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	63
Golden West Financial Corp. 4.750% due 10/01/12	40	38
Goldman Sachs Group, Inc. (The) 5.700% due 09/01/12	150	152
5.750% due 10/01/16	75	74
5.625% due 01/15/17	50	48
Goodrich Corp. 7.625% due 12/15/12	30	33
Health Care REIT, Inc. 6.200% due 06/01/16	25	22
Hershey Co. (The) 4.850% due 08/15/15	50	48
Hess Corp. 6.650% due 08/15/11	25	26
HJ Heinz Finance Co. 6.000% due 03/15/12	25	26
Home Depot, Inc. 3.750% due 09/15/09	50	49
Honeywell International, Inc. 7.500% due 03/01/10	50	53
HSBC Finance Corp. 5.500% due 01/19/16	100	97

Intermediate Fund
11

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp. Series MTN 4.375% due 06/01/09	50	50
4.750% due 11/29/12	50	51
iStar Financial, Inc. 6.000% due 12/15/10	50	46
Series B 5.950% due 10/15/13	50	45
JPMorgan Chase & Co. 3.800% due 10/02/09	200	199
4.750% due 05/01/13	125	123
5.150% due 10/01/15	100	97
KeyBank NA Series BKNT 7.000% due 02/01/11	100	102
Keycorp Series MTN 6.500% due 05/14/13	100	98
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. Series MTN 5.783% due 03/15/16	25	23
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	75
Kroger Co. (The) 5.500% due 02/01/13	75	75
Landesbank Baden-Wuerttemberg Series MTN 5.050% due 12/30/15	200	210
Lehman Brothers Holdings, Inc. 2.940% due 01/12/12 (Ê)	75	69
5.750% due 05/17/13	75	72
Series MTN 5.750% due 01/03/17	75	67
Lowe's Cos., Inc. 8.250% due 06/01/10	30	32
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	44
Macys Retail Holdings, Inc. 4.800% due 07/15/09	50	49
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	76
Masco Corp. 5.875% due 07/15/12	25	24
Mattel, Inc. 5.625% due 03/15/13	100	98
McDonald's Corp. Series MTN 5.350% due 03/01/18	75	73

	Principal Amount ($) or Shares	Market Value $
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	75
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	97
Series MTN 6.875% due 04/25/18	100	98
MetLife, Inc. 5.375% due 12/15/12	75	76
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	128
5.300% due 03/01/13	150	146
Series GMTN 3.010% due 01/09/14	100	92
Series EMTN 5.450% due 01/09/17	125	116
National Fuel Gas Co. 5.250% due 03/01/13	20	19
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	87
Nationwide Financial Services 5.900% due 07/01/12	41	41
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	82
News America Holdings, Inc. 9.250% due 02/01/13	60	68
8.000% due 10/17/16	75	84
Nisource Finance Corp. 7.875% due 11/15/10	36	37
Ohio Power Co. Series F 5.500% due 02/15/13	25	25
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
Oracle Corp. 5.250% due 01/15/16	75	74
Pitney Bowes, Inc. 4.625% due 10/01/12	45	44
PNC Funding Corp. 7.500% due 11/01/09	50	52
Popular North America, Inc. 4.700% due 06/30/09	75	74
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	48

Intermediate Fund
12

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	50	51
Protective Life Secured Trusts 4.850% due 08/16/10	50	49
PSEG Power LLC 5.500% due 12/01/15	50	49
Public Service Co. of Colorado Series 10 7.875% due 10/01/12	90	101
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	49
Qwest Corp. 7.875% due 09/01/11	50	51
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Sempra Energy 7.950% due 03/01/10	55	58
Simon Property Group, LP 6.100% due 05/01/16	125	123
Southern California Edison Co. 5.000% due 01/15/14	30	30
Spectra Energy Capital LLC 5.668% due 08/15/14	100	98
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	51
Textron Financial Corp. (l) 6.000% due 02/15/67	75	60
Time Warner Cable, Inc. 5.400% due 07/02/12	50	49
Time Warner, Inc. 6.875% due 05/01/12	25	26
5.875% due 11/15/16	75	72
Unilever Capital Corp. 7.125% due 11/01/10	75	81
Union Pacific Corp. 5.650% due 05/01/17	50	49
United Technologies Corp. 6.100% due 05/15/12	90	94
US Bank NA Series BKNT 6.375% due 08/01/11	100	105
Valero Energy Corp. 6.125% due 06/15/17	50	49
Verizon Communications, Inc. 4.900% due 09/15/15	100	97
Viacom, Inc. 6.250% due 04/30/16	50	50

	Principal Amount ($) or Shares	Market Value $
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	49
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	25	26
Wachovia Corp. 4.875% due 02/15/14	50	47
5.625% due 10/15/16	100	97
Wal-Mart Stores, Inc. 6.875% due 08/10/09	125	130
5.375% due 04/05/17	125	129
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	105
Washington Mutual Bank 5.125% due 01/15/15	100	85
Washington Mutual, Inc. 8.250% due 04/01/10	30	30
WellPoint, Inc. 6.375% due 01/15/12	30	30
6.800% due 08/01/12	50	52
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	310	326
Western Union Co. (The) 5.930% due 10/01/16	90	87
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	75	80
Xerox Corp. 6.400% due 03/15/16	70	71
Yum! Brands, Inc. 6.250% due 04/15/16	50	50
Zions Bancorporation 5.500% due 11/16/15	50	43
		13,745
International Debt - 6.3%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	48
Bank of Tokyo-Mitsubishi UFJ, Ltd. 8.400% due 04/15/10	90	95
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	29
British Telecommunications PLC 8.625% due 12/15/10	75	81
5.950% due 01/15/18	100	98

Intermediate Fund
13

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	56
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	24
Deutsche Telekom International Finance BV 8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	74
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	80
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	150	154
Hydro Quebec Series IF 8.000% due 02/01/13	85	98
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	109
Korea National Housing Corp. (Ê)(l) 3.328% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	96
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	87
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	105
Petrobras International Finance Co. 6.125% due 10/06/16	25	26
Rogers Cable, Inc. 6.250% due 06/15/13	75	77
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	94
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	63
South Africa Government International Bond 7.375% due 04/25/12	50	54
Stora Enso OYJ 7.375% due 05/15/11	5	5

	Principal Amount ($) or Shares	Market Value $
Telecom Italia Capital SA 4.000% due 01/15/10	25	25
4.950% due 09/30/14	75	69
Telefonica Emisiones SAU 6.421% due 06/20/16	65	67
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	75
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	48
Tyco International Group SA 6.000% due 11/15/13	25	25
Vale Overseas, Ltd. 6.250% due 01/23/17	75	75
Vodafone Group PLC 7.750% due 02/15/10	75	78
5.625% due 02/27/17	100	98
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	25
		2,491
Mortgage-Backed Securities - 19.8%
Banc of America Mortgage Securities, Inc. (Ê)(ß) Series 2005-I Class 2A2 4.866% due 10/25/35	784	728
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	517	526
Fannie Mae (Ê) 4.972% due 2036	741	751
5.496% due 2036	732	746
5.656% due 2036	682	695
5.396% due 2037	889	907
Freddie Mac (Ê) 5.161% due 2035	636	643
5.532% due 2036	712	725
5.631% due 2037	877	898
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	595	604
TBW Mortgage Backed Pass Through Certificates Series 2007-2 Class A1A 5.965% due 07/25/37	679	657
		7,880
United States Government Agencies - 17.8%
Federal Home Loan Bank System 2.750% due 06/18/10	1,500	1,487
4.250% due 11/02/10	500	510

Intermediate Fund
14

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association 3.625% due 02/12/13	1,500	1,473
6.000% due 08/22/16	750	755
Freddie Mac 4.375% due 03/01/10	300	306
4.125% due 07/12/10	700	713
5.875% due 01/01/11	500	525
5.000% due 07/15/14	500	519
5.125% due 11/17/17	775	803
		7,091
United States Government Treasuries - 14.9%
United States Treasury Notes 2.000% due 02/28/10	250	248
1.750% due 03/31/10	750	739
3.875% due 10/31/12	750	767
2.875% due 01/31/13	1,550	1,516
3.125% due 04/30/13	1,000	988
4.250% due 11/15/17	1,250	1,268
3.500% due 02/15/18	425	406
		5,932
Total Long-Term Investments (cost $38,036)		37,716
Short-Term Investments - 4.3%
SSgA Prime Money Market Fund	1,420,690	1,421
United States Treasury Bills (ç)(ÿ)(§) 1.536% due 06/05/08	152	152
VTB Capital SA (Ê)(l) 3.384% due 08/01/08	125	124
Total Short-Term Investments (cost $1,698)		1,697
Total Investments - 99.1% (identified cost $39,734)		39,413
Other Assets and Liabilities, Net - 0.9%		355
Net Assets - 100.0%		39,768

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/09 (44)	USD	10,557	(115)
United States Treasury 2 Year Notes expiration date 09/08 (4)	USD	843	2
United States Treasury 5 Year Notes expiration date 09/08 (7)	USD	770	3
United States Treasury 10 Year Notes expiration date 09/08 (15)	USD	1,686	(2)
Short Positions
Eurodollar Futures expiration date 12/10 (44)	USD	10,493	43
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(69)

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
15

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 91.8%
Corporate Bonds and Notes - 81.6%
Actuant Corp. 6.875% due 06/15/17	175	175
Albertsons, Inc. 7.500% due 02/15/11 100 103 7.450% due 08/01/29	230	224
Allied Waste North America, Inc. 7.250% due 03/15/15	250	248
Allison Transmission (l) 11.250% due 11/01/15	350	318
American Railcar Industries, Inc. 7.500% due 03/01/14	175	164
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	388
Aramark Corp. 8.500% due 02/01/15	225	230
Arco Chemical Co. 10.250% due 11/01/10	450	462
Atlas Energy Resources LLC (l) 10.750% due 02/01/18	325	344
Baldor Electric Co. 8.625% due 02/15/17	100	102
Bausch & Lomb, Inc. (l) 9.875% due 11/01/15	300	314
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	195
Caesars Entertainment, Inc. 7.875% due 03/15/10 175 166 8.125% due 05/15/11	475	404
CCH I Holdings LLC/CCH I Holdings Capital Corp. Series * 11.000% due 10/01/15	350	297
CCH I LLC/CCH I Capital Corp. 11.000% due 10/01/15	250	213
CCH II LLC / CCH II Capital Corp. 10.250% due 09/15/10	175	174
CDX High Yield (l) Series 9-T1 8.750% due 12/29/12	1,980	1,908
Series 10-T 8.875% due 06/29/13	3,000	2,865
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	175	159
Charter Communications Operating LLC/Charter Communications Operating Capital (l) 8.000% due 04/30/12	60	59

	Principal Amount ($) or Shares	Market Value $
CII Carbon LLC (l) 11.125% due 11/15/15	175	173
Clear Channel Communications, Inc. 5.500% due 09/15/14	300	197
Community Health Systems, Inc. 8.875% due 07/15/15	350	361
Constellation Brands, Inc. 8.375% due 12/15/14 175 183 7.250% due 05/15/17	100	99
DaVita, Inc. 7.250% due 03/15/15	275	269
Delhaize America, Inc. 9.000% due 04/15/31	92	110
Deluxe Corp. 7.375% due 06/01/15	200	182
Denbury Resources, Inc. 7.500% due 12/15/15	240	243
DRS Technologies, Inc. 7.625% due 02/01/18	150	162
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	250	251
Echostar DBS Corp. 6.375% due 10/01/11	160	158
Edison Mission Energy 7.000% due 05/15/17	175	171
Energy Future Holdings Corp. (l) 10.875% due 11/01/17	800	834
FireKeepers Development Authority (l) 13.875% due 05/01/15	200	201
First Data Corp. (l) 9.875% due 09/24/15	150	136
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	350	255
Ford Motor Credit Co. LLC 7.000% due 10/01/13 350 294 8.000% due 12/15/16	210	176
Forest Oil Corp. 7.250% due 06/15/19 175 172 7.250% due 06/15/19 (l)	150	147
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	200	215
Freescale Semiconductor, Inc. 10.125% due 12/15/16	125	105
GameStop Corp./GameStop, Inc. 8.000% due 10/01/12	200	211
General Motors Corp. 7.125% due 07/15/13 225 171 8.375% due 07/15/33	250	171

High Yield Bond Fund
16

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Georgia-Pacific LLC 8.000% due 01/15/24	300	289
GMAC LLC 5.625% due 05/15/09 220 212 6.750% due 12/01/14 540 418 8.000% due 11/01/31	160	123
Goodyear Tire & Rubber Co. (The) 8.663% due 12/01/09 (Ê) 80 80 8.625% due 12/01/11	52	55
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% due 04/01/17	275	282
HCA, Inc. 9.125% due 11/15/14 230 240 9.250% due 11/15/16	330	349
Health Net, Inc. 6.375% due 06/01/17	200	180
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	320	310
Idearc, Inc. 8.000% due 11/15/16	310	222
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16 (l) 150 153 8.250% due 03/01/16	175	178
ION Media Networks, Inc. (Ê)(l) 8.963% due 01/15/13	175	110
K Hovnanian Enterprises, Inc. (l) 11.500% due 05/01/13	150	156
L-3 Communications Corp. 7.625% due 06/15/12	290	295
LBI Media, Inc. (l) 8.500% due 08/01/17	175	142
Local TV Finance LLC (l) 9.250% due 06/15/15	200	161
LVB Acquisition Merger Sub, Inc. (l) 11.625% due 10/15/17	150	159
MarkWest Energy Partners, LP/ MarkWest Energy Finance Corp. (l) 8.750% due 04/15/18	150	157
MGM Mirage 6.750% due 09/01/12	225	210
Michaels Stores, Inc. 11.375% due 11/01/16	150	129
Midwest Generation LLC Series B 8.560% due 01/02/16	238	252
Mohegan Tribal Gaming Authority 8.000% due 04/01/12 150 140 6.875% due 02/15/15	150	127
Momentive Performance Materials, Inc. 11.500% due 12/01/16	175	148

	Principal Amount ($) or Shares	Market Value $
Mosaic Co. (The) (l) 7.625% due 12/01/14 165 174 7.875% due 12/01/16	80	87
Nalco Co. 8.875% due 11/15/13	150	158
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	325	332
Nevada Power Co. Series O 6.500% due 05/15/18	300	306
Newfield Exploration Co. 7.125% due 05/15/18	350	345
NewPage Corp. 12.000% due 05/01/13	350	370
Newport Television LLC/NTV Finance Corp. (l) 13.000% due 03/15/17	150	136
NRG Energy, Inc. 7.375% due 02/01/16 240 234 7.375% due 01/15/17	60	59
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	114
Petroleum Development Corp. (l) 12.000% due 02/15/18	175	186
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	301
Plains Exploration & Production Co. 7.000% due 03/15/17	200	193
Pokagon Gaming Authority (l) 10.375% due 06/15/14	186	201
Quicksilver Resources, Inc. 7.125% due 04/01/16	175	171
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	436
Range Resources Corp. 7.250% due 05/01/18	325	330
RBS Global, Inc./Rexnord LLC 11.750% due 08/01/16	200	196
Realogy Corp. 11.000% due 04/15/14	200	130
RH Donnelley Corp. Series A-2 6.875% due 01/15/13 125 84 8.875% due 10/15/17 (l)	500	335
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	300	294
Ryerson, Inc. (l) 12.000% due 11/01/15	200	194
SandRidge Energy, Inc. (l) 8.000% due 06/01/18	160	162

High Yield Bond Fund
17

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Service Corp. International 6.750% due 04/01/15	200	193
Shingle Springs Tribal Gaming Authority (l) 9.375% due 06/15/15	350	305
Smithfield Foods, Inc. 7.750% due 07/01/17	175	172
Southwestern Energy Co. (l) 7.500% due 02/01/18	350	354
Sprint Capital Corp. 6.900% due 05/01/19	350	298
Stater Brothers Holdings 7.750% due 04/15/15	200	201
Steel Dynamics, Inc. 6.750% due 04/01/15 200 196 7.750% due 04/15/16 (l)	300	301
Sungard Data Systems, Inc. 9.125% due 08/15/13 375 386 10.250% due 08/15/15	175	182
Superior Essex Communications LLC/Essex Group, Inc. 9.000% due 04/15/12	175	176
Tenet Healthcare Corp. 9.875% due 07/01/14	150	150
Tenneco, Inc. 8.625% due 11/15/14	210	208
Terex Corp. 8.000% due 11/15/17	150	153
Trimas Corp. 9.875% due 06/15/12	350	325
United Rentals NA, Inc. 7.750% due 11/15/13	150	129
Universal Hospital Services, Inc. 8.500% due 06/01/15	200	202
VWR Funding, Inc. Series B 10.250% due 07/15/15	350	327
Warner Chilcott Corp. 8.750% due 02/01/15	195	200
Waste Services, Inc. 9.500% due 04/15/14	325	326
West Corp. 11.000% due 10/15/16	300	265
Williams Cos., Inc. 8.750% due 03/15/32	200	233
Windstream Corp. 8.625% due 08/01/16	325	336
		31,582

	Principal Amount ($) or Shares	Market Value $
International Debt - 8.7%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	130
Avago Technologies Finance 10.125% due 12/01/13 240 258 11.875% due 12/01/15	175	189
Baytex Energy, Ltd. 9.625% due 07/15/10	230	234
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	375	379
Intelsat Jackson Holdings, Ltd. 9.250% due 06/15/16 100 101 11.250% due 06/15/16	350	357
LyondellBasell Industries AF SCA (l) 8.375% due 08/15/15	175	125
Nortel Networks, Ltd. 10.125% due 07/15/13	150	147
NXP BV/NXP Funding LLC 9.500% due 10/15/15	150	142
Quebecor Media, Inc. Series * 7.750% due 03/15/16	175	171
Rogers Wireless, Inc. 8.000% due 12/15/12	425	440
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (l) 9.125% due 04/30/18	300	310
Vitro SAB de CV 9.125% due 02/01/17	440	372
		3,355
Loan Agreements - 1.5%
Aldabra 2 Acquisition Corp. (ß) 7.500% due 02/21/14 300 300 11.250% due 01/11/16	300	292
		592
Total Long-Term Investments (cost $36,637)		35,529
Preferred Stocks - 0.5%
Industrials - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,000	165
Total Preferred Stocks (cost $101)		165

High Yield Bond Fund
18

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±
Short-Term Investments - 6.1%
Alpine Securitzation Corp. (ç)(ÿ)(l) 2.410% due 06/17/08	1,000	999
SSgA Prime Money Market Fund	371,798	372
Surrey Funding Corp. (ç)(ÿ)(l) 2.500% due 06/20/08	1,000	999
Total Short-Term Investments (cost $2,370)		2,370
Total Investments - 98.4% (identified cost $39,189)		38,064
Other Assets and Liabilities, Net - 1.6%		638
Net Assets - 100.0%		38,702

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund
19

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2008 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
20

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of May 31, 2008. This Quarterly Report reports on three funds, the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each, a "fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of May 31, 2008 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, the "Custodian" or Russell Fund Services Company, the "Administrator" determines that a market quotation is unreliable.

Notes to Quarterly Report
21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds portfolios were priced using fair value procedures than in prior periods.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of May 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$77,744,322	$39,733,955	$39,189,482
Gross Tax Unrealized Appreciation	531,315	366,869	551,264
Gross Tax Unrealized Depreciation	(1,640,763)	(687,867)	(1,676,374)
Net Tax Unrealized Appreciation (Depreciation)	$(1,109,448)	$(320,998)	$(1,125,110)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Notes to Quarterly Report
22

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended May 31, 2008, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

•  Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has

Notes to Quarterly Report
23

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

•  Written Options Contracts

Fund transactions in written options contracts for the period ended May 31, 2008 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2007	—	$—	—	$—
Written	390	101,643	80	22,140
Closed	(40)	(36,875)	(10)	(9,186)
Expired	(350)	(64,768)	(70)	(12,954)
Outstanding at May 31, 2008	—	$—	—	$—

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2008, there were no outstanding securities on loan and no securities lending income earned during the year.

Notes to Quarterly Report
24

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, SSgA Funds Management, Inc., the "Advisor" will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2008, $4,379,001 of the Central Fund's net assets represents investments by these Funds, and $283,805,230 represents the investments of other Investment Company Funds not presented herein.

5.  Illiquid or Restricted Securities

As of May 31, 2008, the Funds identified the following securities as illiquid in light of the unprecedented developments in the credit markets prevailing at the time:

Illiquid Securities

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Bond Market Fund - 5.6%
Banc of America Mortgage Securities, Inc.	11/30/05	3,480,420	98.58	3,431	3,232
Structured Asset Securities Corp.	02/22/05	543,000	99.94	523	425
					3,657
Intermediate Fund - 2.2%
Banc of America Mortgage Securities, Inc.	11/29/05	784,051	99.65	773	728
Structured Asset Securities Corp.	02/22/05	181,000	99.95	181	142
					870
High Yield Bond Fund - 1.5%
Aldabra 2 Acquisition Corp.	02/19/08	300,000	100.13	286	300
Aldabra 2 Acquisition Corp.	02/19/08	300,000	97.25	271	292
					592

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of May 31, 2008:

Restricted Securities

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Bond Market Fund - 0.9%
Dell, Inc.	04/14/08	250,000	99.94	250	236
National Gas Co. of Trinidad & Tobago, Ltd.	10/25/06	25,000	96.62	24	22
VTB Capital SA	10/27/06	350,000	100.00	350	348
					606
Intermediate Fund - 1.7%
Berkshire Hathaway Finance Corp.	01/08/08	200,000	99.90	200	198
Kaupthing Bank Hf	09/27/06	125,000	99.68	125	109
Korea National Housing Corp.	11/15/06	90,000	99.94	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	87
Textron Financial Corp.	02/01/07	75,000	99.48	75	60
VTB Capital SA	10/27/06	125,000	100.00	125	124
					668

Notes to Quarterly Report
25

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
High Yield Bond Fund - 36.5%
Allison Transmission	10/12/07	350,000	100.00	350	318
Alpine Securitization Corp.	05/19/08	1,000,000	99.89	999	999
Ashtead Holdings PLC	04/07/08	150,000	84.70	127	130
Atlas Energy Resources LLC	01/17/08	325,000	102.19	332	344
Bausch & Lomb, Inc.	02/13/08	300,000	100.37	301	314
CDX High Yield	04/08/08	1,980,000	97.86	1,938	1,908
CDX High Yield	04/14/08	3,000,000	99.12	2,974	2,865
Cengage Learning Acquistions, Inc.	06/22/07	175,000	98.83	173	159
Charter Communications Operating LLC/Charter Communications Operating Capital	05/18/05	60,000	98.10	59	59
CII Carbon LLC	11/01/07	175,000	100.00	175	173
Energy Future Holdings Corp.	02/07/08	800,000	99.82	799	834
FireKeepers Development Authority	04/22/08	200,000	98.72	197	201
First Data Corp.	03/20/08	150,000	83.25	125	136
Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp.	05/24/07	350,000	90.25	316	255
Forest Oil Corp.	06/01/07	150,000	100.25	150	147
Galaxy Entertainment Finance Co., Ltd.	06/02/06	375,000	103.44	388	379
Inergy, LP/Inergy Finance Corp.	04/24/08	150,000	101.98	153	153
ION Media Networks, Inc.	01/17/07	175,000	102.05	179	110
K Hovnanian Enterprises, Inc.	05/16/08	150,000	102.49	154	156
LBI Media, Inc.	07/18/07	175,000	98.44	172	142
Local TV Finance LLC	05/02/07	200,000	100.00	200	161
LVB Acquisition Merger Sub, Inc.	04/07/08	150,000	102.73	154	159
LyondellBasell Industries AF SCA	01/04/06	175,000	100.41	176	125
MarkWest Energy Partners, LP/ MarkWest Energy Finance Corp.	04/10/08	150,000	99.19	149	157
Mosaic Co. (The)	11/16/06	80,000	100.00	80	87
Mosaic Co. (The)	11/16/06	165,000	100.00	165	174
Newport Television LLC/NTV Finance Corp.	05/05/08	150,000	87.05	131	136
Petroleum Development Corp.	02/01/08	175,000	98.60	173	186
Pokagon Gaming Authority	04/17/07	186,000	110.33	205	201
RH Donnelley Corp.	09/19/07	500,000	87.93	440	335
Ryerson, Inc.	12/19/07	200,000	98.07	196	194
SandRidge Energy, Inc.	05/15/08	160,000	100.00	160	162
Shingle Springs Tribal Gaming Authority	06/22/07	350,000	100.74	353	305
Southwestern Energy Co.	01/11/08	350,000	100.00	350	354
Steel Dynamics, Inc.	03/27/08	300,000	100.00	300	301
Surrey Funding Corp.	05/23/08	1,000,000	99.87	999	999
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications	04/24/08	300,000	100.00	300	310
					14,128

Notes to Quarterly Report
26

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
27

FIQR-05/08

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

May 31, 2008

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.6%
Argentina - 0.3%
Banco Patagonia SA (Æ)	320,316	5,869
Grupo Clarin Class B (l)	466,957	5,370
		11,239
Bermuda - 0.8%
Agrenco Ltd. (Æ)	1,509,092	4,073
Credicorp, Ltd.	150,466	12,558
Dufry South America, Ltd.	334,311	7,965
GOME Electrical Appliances Holdings, Ltd. (Ñ)	9,104,000	5,553
Nine Dragons Paper Holdings, Ltd. (Ñ)	1,747,000	1,903
		32,052
Brazil - 14.7%
Acucar Guarani SA	664,148	4,165
Agra Empreendimentos Imobiliarios SA	448,879	2,153
Amil Participacoes SA	939,664	7,655
Anhanguera Educacional Participacoes SA	475,701	8,452
Banco Bradesco SA - ADR (Ñ)	925,216	22,214
Banco do Brasil SA	665,700	13,318
Brasil Telecom Participacoes SA	117,635	3,775
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	230,356	10,868
Cia Siderurgica Nacional SA - ADR (Ñ)	561,252	27,597
Cia Vale do Rio Doce - ADR (Æ)	3,986,237	158,573
Cyrela Brazil Realty SA	457,000	7,665
Ez Tec Empreendimentos e Participacoes SA	1,261,788	4,174
General Shopping Brasil SA (Æ)	1,364,359	10,653
Gerdau SA - ADR (Ñ)	211,209	10,552
Klabin Segall SA	145,444	1,042
Lojas Renner SA (Æ)	429,930	10,705
LPS Brasil Consultoria de Imoveis SA (Æ)	148,438	2,947
Medial Saude SA (Æ)	214,244	2,443
MMX Mineracao e Metalicos SA (Æ)	394,378	13,576
MPX Mineracao e Energia SA (Æ)	24,807	15,480
Multiplan Empreendimentos Imobiliarios SA (Æ)	173,145	2,076
Petroleo Brasileiro SA - ADR	3,624,479	232,131
Tecnisa SA - GDR (Æ)	966,144	5,596
Tele Norte Leste Participacoes SA (Æ)	91,013	2,904
Tele Norte Leste Participacoes SA - ADR	418,985	10,843
Tractebel Energia SA	460,400	6,765
Weg SA	360,900	4,726
		603,048

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 0.4%
Parkson Retail Group, Ltd. (Ñ)	791,000	6,791
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	464,600	9,562
		16,353
China - 7.1%
Angang Steel Co., Ltd. Class H (Ñ)	2,516,679	6,772
China Coal Energy Co. (Ñ)	5,174,000	11,603
China Communications Construction Co., Ltd. Class H (Ñ)	6,342,824	13,947
China Construction Bank Corp. Class H (Ñ)	36,725,000	32,707
China COSCO Holdings Co., Ltd. Class H (Ñ)	4,880,500	14,196
China Life Insurance Co., Ltd. Class H (Ñ)	5,450,000	21,894
China Merchants Bank Co., Ltd. (Æ)(Ñ)	2,954,000	10,580
China Molybdenum Co., Ltd. Class H	2,665,000	2,927
China National Materials Co., Ltd. (Æ)	5,059,000	5,277
China Petroleum & Chemical Corp. Class H (Ñ)	7,309,000	7,362
China Railway Construction Corp. (Æ)	2,658,000	4,768
China Railway Group, Ltd. (Æ)(Ñ)	1,227,800	1,117
China Shenhua Energy Co., Ltd. (Ñ)	2,472,800	11,027
China Shipping Development Co., Ltd. Class H (Æ)	4,468,000	15,172
China Telecom Corp., Ltd. Class H (Ñ)	5,990,000	4,352
Country Garden Holdings Co., Ltd. (Ñ)	6,174,000	4,763
Guangzhou R&F Properties Co., Ltd. (Ñ)	2,867,200	6,929
Harbin Power Equipment Class H (Ñ)	3,936,000	7,394
Industrial & Commercial Bank of China (Ñ)	25,147,000	18,786
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,353,000	5,397
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	75,500	4,964
PetroChina Co., Ltd. Class H (Ñ)	22,358,000	32,145
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,449,500	20,418
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	7,234,000	2,985
Tencent Holdings, Ltd. (Ñ)	1,485,000	12,502
Xinao Gas Holdings, Ltd. (Ñ)	2,576,000	4,159
Zijin Mining Group Co., Ltd. Class H	6,127,000	5,802
		289,945
Columbia - 0.2%
BanColombia SA - ADR	183,928	7,026
Cyprus - 0.0%
Urals Energy PCL (Æ)	360,041	1,341

Emerging Markets Fund
3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Egypt - 1.7%
Egyptian Financial Group-Hermes Holding (Æ)	1,333,976	13,294
El Sewedy Cables Holding Co. (Æ)	434,284	11,532
Maridive & Oil Services	295,470	1,445
Orascom Construction Industries (Æ)	214,378	15,776
Orascom Hotels & Development	397,481	5,500
Orascom Telecom Holding SAE (Æ)	834,607	12,200
Orascom Telecom Holding SAE - GDR (Æ)(Ñ)(l)	34,800	2,572
Telecom Egypt (Æ)	1,884,217	6,240
		68,559
Hong Kong - 4.1%
Beijing Enterprises Holdings, Ltd.	1,082,000	3,993
China Everbright, Ltd. (Ñ)	2,150,000	5,152
China Mengniu Dairy Co., Ltd.	2,570,000	8,052
China Mobile, Ltd. (Ñ)	6,547,700	96,237
China Overseas Land & Investment, Ltd. (Ñ)	8,658,000	15,710
China Resources Enterprise	1,176,000	3,895
China Resources Power Holdings Co.	2,764,000	7,668
CNOOC, Ltd. (Ñ)	16,785,500	29,252
Genting International PLC (Æ)(Ñ)	80,584	36
		169,995
Hungary - 1.3%
Magyar Telekom Telecommunications PLC	1,081,317	5,329
MOL Hungarian Oil and Gas Nyrt	127,407	19,209
OTP Bank Nyrt	531,236	24,018
Richter Gedeon Nyrt	26,143	5,758
		54,314
India - 1.3%
Aditya Birla Nuvo, Ltd.	70,885	2,395
Bharat Heavy Electricals, Ltd.	51,340	2,011
Bharti Airtel, Ltd.	12,728	263
DLF, Ltd.	242,851	3,357
Firstsource Solutions, Ltd. (Æ)	244,242	234
Housing Development Finance Corp.	62,434	3,784
ICICI Bank, Ltd.	163,709	3,041
ICICI Bank, Ltd. - ADR	72,700	2,743
Idea Cellular, Ltd. (Æ)	637,437	1,635
Infosys Technologies, Ltd.	100,174	4,631
Larsen & Toubro, Ltd.	71,198	5,002
Mundra Port and Special Economic Zone, Ltd. (Æ)	103,733	1,931
Power Grid Corp. of India, Ltd.	1,249,947	2,903
Reliance Communications, Ltd.	188,009	2,555

	Principal Amount ($) or Shares	Market Value $
Reliance Industries, Ltd.	221,312	12,529
Suzlon Energy, Ltd. (Æ)	533,750	3,487
Tata Consultancy Services, Ltd.	32,182	788
		53,289
Indonesia - 2.8%
Aneka Tambang Tbk PT	39,913,500	13,926
Bank Central Asia Tbk PT	12,083,000	3,599
Bank Mandiri Persero Tbk PT	12,798,500	3,984
Bank Rakyat Indonesia	8,574,000	5,339
Berlian Laju Tanker Tbk PT (Ñ)	2,299,000	515
Berlian Laju Tanker Tbk PT	33,977,000	7,569
Bumi Resources Tbk PT	41,953,000	36,256
International Nickel Indonesia Tbk PT	3,287,500	2,153
Perusahaan Gas Negara PT	1,346,500	2,024
PT Astra International Tbk PT	4,216,620	9,506
Tambang Batubara Bukit Asam Tbk PT	3,424,500	5,367
Telekomunikasi Indonesia Tbk PT	20,188,500	17,555
United Tractors Tbk PT	5,666,500	8,790
		116,583
Ireland - 0.3%
Dragon Oil PLC	1,095,283	11,239
Israel - 2.0%
Bank Hapoalim BM	641,652	3,248
Bank Leumi Le-Israel BM	730,389	3,980
Elbit Systems, Ltd.	105,649	6,577
Israel Chemicals, Ltd.	1,283,271	29,407
Makhteshim-Agan Industries, Ltd.	1,134,019	10,624
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	600,703	27,470
		81,306
Luxembourg - 0.7%
Evraz Group SA - GDR	113,925	13,358
Tenaris SA - ADR (Ñ)	269,300	16,508
		29,866
Malaysia - 0.6%
Bumiputra-Commerce Holdings BHD	2,146,900	6,295
Digi.Com BHD - GDR	176,300	1,442
Genting BHD	947,200	1,798
IJM Corp. BHD	857,300	1,522
IOI Corp. BHD	1,966,175	4,521
Kuala Lumpur Kepong BHD	311,200	1,700
Malayan Banking BHD	608,375	1,408
Resorts World BHD	805,845	811
SP Setia BHD	1,260,900	1,541
Telekom Malaysia BHD	549,000	525

Emerging Markets Fund
4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TM International BHD (Æ)	549,000	1,245
UEM World BHD	1,343,000	1,418
		24,226
Mexico - 2.4%
America Movil SAB de CV	552,913	33,048
Cemex SAB de CV - ADR (Æ)(Ñ)	328,415	9,340
Coca-Cola Femsa SAB de CV - ADR	66,600	4,156
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	100,622	7,013
Financiera Independencia SAB de CV (Æ)	806,696	1,524
Grupo Financiero Banorte SAB de CV	1,365,700	6,637
Grupo Mexico SAB de CV	943,576	7,068
Mexichem SAB de CV	1,233,200	10,645
Telefonos de Mexico SAB de CV	4,268,000	8,793
Wal-Mart de Mexico SAB de CV (Æ)	2,369,650	10,475
		98,699
Netherlands - 0.0%
New World Resources NV (Æ)	35,901	1,239
Nigeria - 0.1%
Guaranty Trust Bank - GDR (l)	525,700	6,308
Pakistan - 1.6%
Bank Alfalah, Ltd.	7,148,760	4,850
Engro Chemical Pakistan, Ltd.	1,591,370	6,291
MCB Bank, Ltd.	2,979,535	12,286
National Bank of Pakistan	2,759,790	6,548
Nishat Mills, Ltd.	2,870,000	3,622
Oil & Gas Development Co., Ltd.	6,374,300	11,848
Pakistan Petroleum, Ltd.	1,451,950	5,433
Pakistan State Oil Co., Ltd.	1,374,500	9,088
Pakistan Telecommunication Co., Ltd.	11,068,455	6,621
		66,587
Peru - 0.4%
Cia de Minas Buenaventura SA - ADR (Ñ)	231,790	15,252
Russia - 13.1%
Comstar United Telesystems OJSC - GDR (Æ)	777,885	8,549
Federal Hydrogener (Æ)	104,808,594	9,391
Gazprom OAO - ADR	3,435,482	207,503
Gazpromneft OAO - ADR (Ñ)	362,150	13,345
LSR Group - GDR (l)	337,865	5,375
LUKOIL	25,203	2,820

	Principal Amount ($) or Shares	Market Value $
LUKOIL - ADR	610,495	67,612
Magnit OAO (Æ)	26,721	1,356
Mechel - ADR (Ñ)	344,675	19,860
MMC Norilsk Nickel - ADR (Ñ)	1,044,214	30,710
Mobile Telesystems OJSC - ADR	272,970	23,912
NovaTek OAO - GDR	171,496	16,121
Novolipetsk Steel OJSC - GDR	208,734	10,019
Open Investments	1,523	478
Pharmstandard - GDR (Æ)	213,128	6,181
Raspadskaya	123,349	1,204
Rosneft Oil Co. (Æ)	730,846	8,916
Sberbank	12,300,797	44,529
Severstal-Avto (Æ)	39,777	2,566
Sistema JSFC - GDR (Æ)	129,427	4,556
Tatneft - GDR	64,704	10,239
Tatneft - GDR (Æ)	30,300	4,795
TMK OAO - GDR	26,833	1,087
Uralkali - GDR (Æ)	161,196	9,752
Veropharm (Æ)	7,524	403
Vimpel-Communications - ADR	647,690	22,844
Wimm-Bill-Dann Foods OJSC	39,111	3,188
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	12,124	1,517
		538,828
Singapore - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)(Ñ)	4,439,641	3,179
South Africa - 5.4%
African Rainbow Minerals, Ltd.	182,875	7,197
Anglo Platinum, Ltd.	78,091	13,598
ArcelorMittal South Africa, Ltd.	441,993	14,522
Aveng, Ltd.	863,234	7,402
Discovery Holdings, Ltd.	1	—	±
Exxaro Resources, Ltd.	469,365	9,715
FirstRand, Ltd.	3,616,342	6,986
Impala Platinum Holdings, Ltd.	638,309	27,264
Kumba Iron Ore, Ltd.	275,677	12,318
Liberty Group, Ltd. (Æ)	361,940	3,481
MTN Group, Ltd.	1,652,044	33,042
Murray & Roberts Holdings, Ltd.	671,034	7,760
Pretoria Portland Cement Co., Ltd.	669,890	3,121
Remgro, Ltd.	163,496	4,512
Sanlam, Ltd.	2,997,847	7,604
Sasol, Ltd.	723,184	44,954
Shoprite Holdings, Ltd.	826,515	4,562
Standard Bank Group, Ltd.	1,053,359	11,504
Truworths International, Ltd.	1,193,773	3,594
		223,136

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Korea - 13.3%
CJ CheilJedang Corp. (Æ)	8,710	2,254
Daelim Industrial Co. (Ñ)	100,380	12,035
DC Chemical Co., Ltd. (Ñ)	20,440	7,799
Dongbu Insurance Co., Ltd.	232,120	9,498
GS Engineering & Construction Corp. (Ñ)	65,989	8,296
Hana Financial Group, Inc.	219,625	9,168
Hanjin Heavy Industries & Const Holdings Co., Ltd. (Æ)	25,976	754
Hanjin Heavy Industries & Construction Co., Ltd.	89,961	4,603
Hyundai Department Store Co., Ltd.	84,213	8,421
Hyundai Development Co. (Ñ)	150,878	9,213
Hyundai Heavy Industries	35,573	12,951
Hyundai Mipo Dockyard (Ñ)	79,359	18,568
Hyundai Mobis	106,557	9,497
Hyundai Motor Co. (Ñ)	184,420	15,039
Hyundai Steel Co. (Ñ)	115,670	9,287
Industrial Bank of Korea (Ñ)	328,210	5,911
Kookmin Bank	391,432	24,283
Korea Investment Holdings Co., Ltd. (Ñ)	179,485	8,233
Korea Kumho Petrochemical (Ñ)	88,818	4,212
Korea Zinc Co., Ltd.	16,832	2,149
KT&G Corp. (Ñ)	319,230	27,707
LG Chem, Ltd. (Ñ)	165,514	15,731
LG Electronics, Inc. Class H (Ñ)	252,635	35,073
LG Household & Health Care, Ltd.	24,465	5,130
LS Cable, Ltd.	77,872	7,379
NHN Corp. (Ñ)	85,047	17,595
POSCO	85,717	46,518
Pusan Bank	418,030	6,067
Samsung Electronics Co., Ltd.	146,501	105,390
Samsung Engineering Co., Ltd.	40,946	3,772
Samsung Fire & Marine Insurance Co., Ltd. (Æ)	18,565	4,028
Samsung Heavy Industries Co., Ltd.	125,050	5,202
Samsung Techwin Co., Ltd. (Ñ)	136,922	8,095
Shinhan Financial Group Co., Ltd.	441,682	22,083
Shinsegae Co., Ltd.	8,369	4,859
SK Energy Co., Ltd.	125,206	15,559
SK Holdings Co., Ltd.	59,151	9,303
SK Telecom Co., Ltd.	56,799	11,221
STX Engine Co., Ltd. (Ñ)	38,790	1,977
STX Pan Ocean Co., Ltd. (Ñ)	1,333,900	3,412
Woori Finance Holdings Co., Ltd.	298,690	5,611
		543,883
Sri Lanka - 0.2%
Dialog Telekom, Ltd.	56,711,403	7,097

	Principal Amount ($) or Shares	Market Value $
Taiwan - 6.9%
Acer, Inc.	2,253,306	4,677
Advanced Semiconductor Engineering, Inc.	3,895,000	4,087
Asia Cement Corp.	3,814,560	7,089
Asustek Computer, Inc.	1,997,891	5,763
AU Optronics Corp.	7,921,862	15,217
Cathay Financial Holding Co., Ltd.	5,668,057	14,486
China Airlines	5,813,000	3,040
China Steel Corp. Class H	8,813,873	15,075
Chunghwa Telecom Co., Ltd.	4,349,280	10,787
Compal Electronics, Inc.	3,529,000	3,924
Far Eastern Department Stores Co., Ltd.	2,322,000	3,490
Far Eastern Textile Co., Ltd.	4,851,178	7,548
Farglory Land Development Co., Ltd.	387,000	1,400
First Financial Holding Co., Ltd.	7,590,989	9,001
Formosa Chemicals & Fibre Corp.	3,038,543	7,246
Formosa Petrochemical Corp.	1,560,000	4,464
Formosa Plastics Corp.	3,722,000	10,504
Formosa Taffeta Co., Ltd.	3,043,000	3,363
Fubon Financial Holding Co., Ltd.	6,005,000	7,150
High Tech Computer Corp.	572,540	15,235
HON HAI Precision Industry Co., Ltd.	3,481,666	19,698
Hua Nan Financial Holdings Co., Ltd.	3,634,000	3,347
InnoLux Display Corp.	1,684,222	4,709
Kasikornbank PCL	2,958,092	5,488
KGI Securities Co., Ltd.	2,625,000	2,081
MediaTek, Inc.	793,999	9,924
Powertech Technology, Inc.	1,321,812	5,239
Siliconware Precision Industries Co.	4,423,116	7,420
Silitech Technology Corp.	623,000	2,131
Taiwan Cooperative Bank	3,580,000	3,904
Taiwan Fertilizer Co., Ltd. Class H	1,026,000	4,961
Taiwan Semiconductor Manufacturing Co., Ltd.	15,777,118	34,043
Tripod Technology Corp.	1,428,335	5,168
U-Ming Marine Transport Corp.	1,358,000	4,387
Wafer Works Corp. (Æ)	569,000	2,620
Wistron Corp.	2,891,563	4,946
Yuanta Financial Holding Co., Ltd.	7,797,220	7,258
		280,870
Thailand - 2.5%
Advanced Info Service PCL	580,800	1,743
Bangkok Bank PCL	2,953,500	12,134
Banpu PCL	1,019,200	15,306
Electricity Generating PCL	682,400	1,838
Kasikornbank PCL	3,629,500	9,446
Krung Thai Bank PCL (Æ)	18,358,300	5,084
Land and Houses PCL	5,007,700	1,256
Minor International PCL (Æ)	8,116,392	4,146

Emerging Markets Fund
6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PTT Aromatics & Refining PCL	5,213,348	4,412
PTT Chemical PCL	2,161,454	7,317
PTT PCL	1,631,233	16,867
Siam Cement PCL	188,700	1,173
Thai Oil PCL	1,805,218	3,555
Thoresen Thai Agencies PCL	3,866,000	6,067
Total Access Communication PCL (Ñ)	3,010,100	4,967
True Corp. PCL	41,732,700	5,317
		100,628
Turkey - 2.5%
Akbank TAS	1,994,641	8,837
Aksigorta AS - GDR	434,112	1,870
Anadolu Efes Biracilik Ve Malt Sanayii AS (Æ)	645,059	6,034
Asya Katilim Bankasi AS	643,220	4,380
Aygaz AS	227,275	791
BIM Birlesik Magazalar AS	32,388	3,534
Coca-Cola Icecek AS (Æ)	4,780	53
Enka Insaat ve Sanayi AS (Æ)	671,161	8,040
Eregli Demir ve Celik Fabrikalari TAS	1,462,203	9,358
Ford Otomotiv Sanayi AS	340,504	3,073
Haci Omer Sabanci Holding AS (Æ)	874,911	3,331
KOC Holding AS	543,985	1,535
Tekfen Holding AS	24,447	184
Tofas Turk Otomobil Fabrikasi AS	895,576	3,483
Tupras Turkiye Petrol Rafine (Æ)	311,859	7,804
Turk Telekomunikasyon AS (Æ)	592,611	2,237
Turkcell Iletisim Hizmet AS (Æ)	1,659,956	13,075
Turkiye Garanti Bankasi AS (Æ)	2,362,606	10,855
Turkiye Halk Bankasi AS	558,379	3,367
Turkiye Is Bankasi Class C	1,765,614	7,301
Yapi ve Kredi Bankasi AS	1,854,468	4,443
		103,585
United Arab Emirates - 0.2%
DP World, Ltd. (Æ)	6,336,348	6,336
United States - 0.6%
Southern Copper Corp. (Ñ)	205,965	22,704
Total Common Stocks (cost $2,213,020)		3,588,712
Preferred Stocks - 4.9%
Brazil - 4.3%
Banco Cruzeiro do Sul SA Class Preferenc	929,498	5,195
Banco Daycoval SA Class Preferenc	711,413	6,298

	Principal Amount ($) or Shares	Market Value $
Banco Industrial e Comercial SA (Æ)	472,432	3,047
Banco Itau Holding Financeira SA	1,239,540	38,455
Banco Pine SA	602,264	4,777
Banco Sofisa SA	1,068,818	6,565
Bradespar SA (Æ)	256,200	7,687
Brasil Telecom SA	549,134	6,708
Cia de Transmissao de Energia Eletrica Paulista	214,840	6,287
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	869,156	21,241
Lojas Americanas SA	877,669	7,042
NET Servicos de Comunicacao SA (Æ)	1	—	±
Petroleo Brasileiro SA (Æ)	212,600	6,405
Sadia SA	1,679,690	14,251
Ultrapar Participacoes SA	346,700	13,855
Usinas Siderurgicas de Minas Gerais SA	538,450	28,967
		176,780
South Korea - 0.6%
Hyundai Motor Co.	72,100	2,534
LG Electronics, Inc.	25,720	1,683
Samsung Electronics Co., Ltd. (Ñ)	35,802	18,282
		22,499
Total Preferred Stocks (cost $137,032)		199,279
Short-Term Investments - 6.4%
United States - 6.4%
SSgA Prime Money Market Fund	262,532,430	262,532
Total Short-Term Investments (cost $262,532)		262,532
Other Securities - 7.1%
State Street Navigator Securities Prime Lending Portfolio (d)	291,275,516	291,276
Total Other Securities (cost $291,276)		291,276
Total Investments - 106.0% (identified cost $2,903,860)		4,341,799
Other Assets and Liabilities, Net - (6.0%)		(244,315)
Net Assets - 100.0%		4,097,484

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 06/08 (2,932)	USD	98,017	(383)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)			(383)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	59,340	MYR	188,720	06/18/08	(1,111)
USD	23,421	ZAR	183,904	09/18/08	35
MYR	14,241	USD	4,380	06/18/08	(14)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1,090)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	3.9	159,182
Consumer Staples	2.9	117,596
Energy	13.4	549,325
Financials	24.3	996,103
Health Care	1.0	39,812
Industrials	7.3	298,091
Information Technology	7.6	313,329
Materials	20.6	843,177
Telecommunication Services	9.4	383,802
Utilities	2.1	87,574
Short-Term Investments	6.4	262,532
Other Securities	7.1	291,276
Total Investments	106.0	4,341,799
Other Assets and Liabilities, net	(6.0)	(244,315)
Net Assets	100.0	4,097,484
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	5.5	229,444
Asia	41.0	1,678,783
Europe	18.1	740,410
Latin America	23.5	960,449
Middle East	3.8	156,201
Other Regions	7.0	285,236
Other Securities	7.1	291,276
Total Investments	106.0	4,341,799
Other Assets and Liabilities, net	(6.0)	(244,315)
Net Assets	100.0	4,097,484

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	6,892	3 Month USD LIBOR- BBA minus 2.00%	07/07/08	1,122
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	12,355	3 Month USD LIBOR- BBA minus 2.50%	04/13/09	(404)
MSCI India Gross Dividends Reinvested	Morgan Stanley	9,716	3 Month USD LIBOR- BBA minus 3.50%	06/26/08	(93)
MSCI India Gross Dividends Reinvested	Morgan Stanley	13,695	3 Month USD LIBOR- BBA minus 3.50%	06/26/08	266
MSCI India Gross Dividends Reinvested	Morgan Stanley	17,509	3 Month USD LIBOR- BBA minus 4.00%	01/29/09	(341)
MSCI India Gross Dividends Reinvested	Deutsche Bank	9,900	3 Month USD LIBOR- BBA minus 4.45%	03/27/09	(217)
MSCI India Gross Dividends Reinvested	Deutsche Bank	13,352	3 Month USD LIBOR- BBA minus 3.25%	04/24/09	(1,029)
MSCI India Gross Dividends Reinvested	Morgan Stanley	13,059	3 Month USD LIBOR- BBA minus 3.00%	04/30/09	(1,322)
MSCI Malaysia Gross Dividends Reinvested	Morgan Stanley	3,879	3 Month USD LIBOR- BBA minus 1.50%	04/30/09	(122)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,714	3 Month USD LIBOR- BBA minus 2.25%	06/16/08	534
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,112	3 Month USD LIBOR- BBA minus 2.00%	07/03/08	35
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,175	3 Month USD LIBOR- BBA minus 1.00%	08/16/08	(108)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	2,250	3 Month USD LIBOR- BBA minus 2.50%	01/12/09	46
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	1,340	3 Month USD LIBOR- BBA minus 2.50%	07/14/08	6
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(1,627)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
9

SSgA
International Stock Selection Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.4%
Australia - 7.7%
Commonwealth Bank of Australia (Ñ)	536,377	21,696
CSL, Ltd.	1,134,819	43,169
Incitec Pivot, Ltd. (Ñ)	137,045	22,792
Qantas Airways, Ltd.	3,586,920	11,897
Rio Tinto, Ltd. (Ñ)	237,153	31,281
Stockland (ö)(Ñ)	1,495,443	9,019
Westpac Banking Corp. (Ñ)	904,640	20,103
Woolworths, Ltd. (Ñ)	587,863	15,575
		175,532
Belgium - 0.8%
Dexia SA (Ñ)	302,617	7,133
Dexia SA	43,503	1,027
Fortis (Ñ)	384,145	9,407
		17,567
Bermuda - 0.7%
Esprit Holdings, Ltd. (Ñ)	1,360,600	15,901
Denmark - 2.7%
Danske Bank A/S	509,300	17,474
Novo Nordisk A/S Class B	218,250	14,202
Vestas Wind Systems A/S (Æ)	207,600	28,578
		60,254
Finland - 2.0%
Konecranes OYJ	377,476	17,294
Outokumpu OYJ	453,091	20,266
Rautaruukki OYJ (Æ)(Ñ)	165,820	8,815
		46,375
France - 12.3%
Accor SA (Æ)(Ñ)	103,936	7,931
AXA SA (Æ)(Ñ)	547,663	19,349
BNP Paribas (Ñ)	103,951	10,729
Casino Guichard Perrachon SA (Ñ)	155,292	19,678
Christian Dior SA (Ñ)	99,935	12,082
CNP Assurances (Æ)(Ñ)	96,157	11,829
Eutelsat Communications (Ñ)	307,856	9,244
France Telecom SA (Ñ)	802,419	24,349
Gaz de France SA (Ñ)	516,182	35,166
Sanofi-Aventis SA (Ñ)	178,448	13,301
Suez SA (Æ)(Ñ)	305,720	22,782
Total SA (Ñ)	682,594	59,564
UBISOFT Entertainment (Æ)	301,643	29,236
Vivendi	126,595	5,321
		280,561

	Principal Amount ($) or Shares	Market Value $
Germany - 12.6%
Aixtron AG (Ñ)	421,461	6,288
Allianz SE	119,019	22,532
Altana AG (Ñ)	506,009	9,573
BASF SE (Æ)(Ñ)	388,346	58,224
Daimler AG (Æ)(Ñ)	296,400	22,558
K+S AG (Æ)	22,369	10,487
Muenchener Rueckversicherungs AG	199,971	37,488
RWE AG	281,981	36,451
Salzgitter AG (Ñ)	67,928	13,347
SAP AG (Ñ)	221,678	12,250
ThyssenKrupp AG	236,542	15,982
Volkswagen AG (Æ)(Ñ)	145,778	40,154
		285,334
Hong Kong - 2.7%
BOC Hong Kong Holdings, Ltd. (Ñ)	8,385,000	21,425
Cheung Kong Holdings, Ltd.	254,000	3,902
Hang Seng Bank, Ltd. (Ñ)	1,199,100	24,293
New World Development, Ltd. (Ñ)	3,415,000	8,577
Sun Hung Kai Properties, Ltd.	232,000	3,728
		61,925
Italy - 3.3%
Enel SpA	2,218,082	24,932
ENI SpA (Ñ)	1,229,900	50,093
		75,025
Japan - 16.6%
Alfresa Holdings Corp.	267,000	18,590
Asahi Breweries, Ltd. (Ñ)	671,700	11,762
Bank of Yokohama, Ltd. (The)	646,000	4,712
Canon, Inc.	218,500	11,793
Central Japan Railway Co.	2,326	22,726
Fujitsu, Ltd. (Ñ)	3,048,000	24,692
Honda Motor Co., Ltd.	703,100	23,543
ITOCHU Corp.	2,127,000	24,615
Kenedix, Inc. (Ñ)	4,245	6,282
Matsushita Electric Industrial Co., Ltd. (Ñ)	1,283,000	29,209
Mitsubishi Corp.	1,579,600	54,541
Mitsubishi Electric Corp.	1,468,000	16,613
Mitsubishi Estate Co., Ltd. (Ñ)	196,000	5,280
Mitsui OSK Lines, Ltd. (Ñ)	1,820,000	27,468
Nippon Meat Packers, Inc. (Ñ)	1,432,000	18,895
Nippon Telegraph & Telephone Corp.	4,971	24,143
NTT Data Corp. Class H (Ñ)	3,806	15,777
Ricoh Co., Ltd.	1,069,000	19,683
Sumitomo Electric Industries, Ltd.	1,188,900	15,349
Toei Co., Ltd. (Æ)	268,000	1,584
		377,257

International Stock Selection Fund
10

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Netherlands - 3.3%
Aegon NV	582,351	8,893
ASM International NV (Ñ)	73,681	1,874
ING Groep NV	338,035	12,906
Koninklijke Ahold NV (Ñ)	943,103	14,107
Koninklijke Philips Electronics NV	402,093	15,439
Unilever NV (Ñ)	653,331	21,350
		74,569
Norway - 1.2%
StatoilHydro ASA (Ñ)	724,200	28,096
Singapore - 0.7%
Singapore Exchange, Ltd. (Ñ)	2,634,000	15,554
Spain - 4.9%
Banco Bilbao Vizcaya Argentaria SA	1,579,091	35,204
Banco Santander SA	2,736,805	57,012
Telefonica SA	700,493	20,106
		112,322
Sweden - 2.6%
Alfa Laval AB (Ñ)	320,950	22,492
Nordea Bank AB	2,278,915	37,029
		59,521
Switzerland - 5.5%
ABB, Ltd. (Æ)	973,464	31,625
Baloise Holding AG (Æ)	177,965	20,251
Roche Holding AG	123,383	21,273
Swiss Reinsurance	135,524	10,526
Syngenta AG	53,983	16,445
Zurich Financial Services AG	80,484	23,611
		123,731
United Kingdom - 16.8%
Antofagasta PLC	857,231	11,708
Barclays PLC	1,271,221	9,443
BHP Billiton PLC	1,072,288	40,655
BP PLC	3,503,102	42,191
British American Tobacco PLC	442,425	16,547
Centrica PLC	2,508,059	14,594
Compass Group PLC	1,868,681	13,881
De La Rue PLC	1,054,789	19,871
Game Group PLC (The)	2,688,757	15,060
GlaxoSmithKline PLC	998,200	22,018
Imperial Tobacco Group PLC	895,119	35,906

	Principal Amount ($) or Shares	Market Value $
London Stock Exchange Group PLC (Ñ)	472,765	9,618
Reckitt Benckiser Group PLC	320,677	18,892
Royal Bank of Scotland Group PLC	1,514,547	6,855
Royal Dutch Shell PLC Class A (Ñ)	495,461	21,155
SABMiller PLC	703,029	18,104
Scottish & Southern Energy PLC	374,615	10,923
Vodafone Group PLC	16,752,000	53,841
		381,262
Total Common Stocks (cost $1,935,816)		2,190,786
Warrants & Rights - 0.2%
United Kingdom - 0.2%
Imperial Tobacco Group PLC	447,559	4,433
Total Warrants & Rights (cost $4,798)		4,433
Short-Term Investments - 0.9%
United States - 0.9%
SSgA Prime Money Market Fund	20,183,000	20,183
Total Short-Term Investments (cost $20,183)		20,183
Other Securities - 12.8%
State Street Navigator Securities Prime Lending Portfolio (d)	291,063,609	291,064
Total Other Securities (cost $291,064)		291,064
Total Investments - 110.3% (identified cost $2,251,861)		2,506,466
Other Assets and Liabilities, Net - (10.3%)		(233,501)
Net Assets - 100.0%		2,272,965

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 06/08 (330)	EUR	7,145	(9)
TOPIX Index (Japan) expiration date 06/08 (29)	JPY	407,160	138
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)			129

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	6.4	145,360
Consumer Staples	9.5	216,779
Energy	8.8	201,099
Financials	23.5	533,070
Health Care	6.3	142,126
Industrials	13.7	310,844
Information Technology	5.9	135,158
Materials	11.0	250,002
Telecommunication Services	5.8	131,683
Utilities	6.4	144,848
Other Securities	12.8	291,064
Warrants & Rights	0.2	4,433
Total Investments	110.3	2,506,466
Other Assets and Liabilities, net	(10.3)	(233,501)
Net Assets	100.0	2,272,965
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	11.1	253,011
Europe	51.2	1,163,355
Japan	16.6	377,257
Latin America	0.7	15,901
Other Regions	0.9	20,183
United Kingdom	17.0	385,695
Other Securities	12.8	291,064
Total Investments	110.3	2,506,466
Other Assets and Liabilities, net	(10.3)	(233,501)
Net Assets	100.0	2,272,965

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
12

SSgA
International Growth Opportunities Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Australia - 4.8%
BHP Billiton, Ltd. (Ñ)	18,283	760
CSL, Ltd.	5,564	212
		972
Austria - 1.9%
Immofinanz AG	32,832	387
Belgium - 2.2%
InBev NV	5,683	438
Brazil - 1.3%
Banco Bradesco SA - ADR	10,800	259
China - 1.1%
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	5,300	225
Finland - 3.0%
Kone OYJ Class B	4,110	166
Nokia OYJ	13,521	448
		614
France - 11.9%
L'Oreal SA (Æ)	1,960	238
LVMH Moet Hennessy Louis Vuitton SA	3,390	397
Neopost SA	2,673	309
Suez SA (Æ)(Ñ)	7,658	571
Total SA (Ñ)	10,279	897
		2,412
Germany - 9.4%
Allianz SE	1,188	225
Continental AG (Ñ)	1,630	207
E.ON AG (Ñ)	2,803	596
Fresenius Medical Care AG & Co. KGaA (Æ)(Ñ)	5,476	305
Merck KGaA (Ñ)	3,957	556
		1,889
Greece - 1.1%
National Bank of Greece SA	4,002	227
Hong Kong - 2.2%
Hang Seng Bank, Ltd.	22,000	446
Ireland - 0.7%
Anglo Irish Bank Corp. PLC	10,646	136

	Principal Amount ($) or Shares	Market Value $
Italy - 4.1%
Luxottica Group SpA (Ñ)	9,607	268
Mediolanum SpA (Ñ)	35,626	205
UniCredit SpA (Ñ)	50,316	352
		825
Japan - 18.3%
Japan Tobacco, Inc.	38	185
Komatsu, Ltd.	26,400	836
Mitsui & Co., Ltd.	18,000	441
Murata Manufacturing Co., Ltd.	2,800	147
Nintendo Co., Ltd.	500	275
Nippon Building Fund, Inc. Class A (ö)	32	425
Nippon Electric Glass Co., Ltd.	23,000	447
Shin-Etsu Chemical Co., Ltd.	4,200	265
Shiseido Co., Ltd. (Ñ)	7,000	172
Sumitomo Metal Industries, Ltd.	42,000	200
Toyota Motor Corp.	6,000	306
		3,699
Netherland Antilles - 2.5%
Schlumberger, Ltd. (Ñ)	5,010	507
Netherlands - 3.5%
Akzo Nobel NV	5,595	473
Royal KPN NV	12,671	231
		704
Norway - 2.7%
Telenor ASA (Ñ)	25,327	550
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR (l)	1,234	313
Spain - 2.4%
Banco Santander SA	23,752	495
Sweden - 2.1%
Sandvik AB (Æ)	24,400	419
Switzerland - 11.1%
ABB, Ltd. (Æ)	16,519	536
Nestle SA	1,523	749
Roche Holding AG	2,185	377
Syngenta AG	1,924	586
		2,248
Taiwan - 1.4%
Fubon Financial Holding Co., Ltd. - GDR (l)	23,000	274

International Growth Opportunities Fund
13

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Turkey - 1.3%
Turkiye Halk Bankasi AS	43,658	263
United Kingdom - 8.6%
BAE Systems PLC	43,434	390
BG Group PLC	8,792	221
BP PLC	18,412	222
HSBC Holdings PLC	32,811	554
Rolls-Royce Group PLC (Æ)	40,109	336
Rolls-Royce Group PLC Class B (Æ)	4,228,581	8
		1,731
Total Common Stocks (cost $16,167)		20,033
Short-Term Investments - 0.1%
United States - 0.1%
SSgA Prime Money Market Fund	21,220	21
Total Short-Term Investments (cost $21)		21
Other Securities - 10.9%
State Street Navigator Securities Prime Lending Portfolio (d)	2,192,758	2,193
Total Other Securities (cost $2,193)		2,193
Total Investments - 110.1% (identified cost $18,381)		22,247
Other Assets and Liabilities, Net - (10.1%)		(2,042)
Net Assets - 100.0%		20,205

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund
14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	48	AUD	100	06/03/08	—
GBP	48	AUD	100	06/03/08	—
GBP	15	JPY	3,064	06/03/08	—
GBP	15	JPY	3,064	06/03/08	—
GBP	1	NOK	14	06/03/08	—
GBP	1	NOK	14	06/03/08	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	3.9	788
Consumer Staples	8.8	1,782
Energy	9.1	1,847
Financials	23.1	4,680
Health Care	7.2	1,450
Industrials	16.5	3,343
Information Technology	9.6	1,932
Materials	11.3	2,284
Telecommunication Services	3.9	781
Utilities	5.8	1,167
Other Securities	10.9	2,193
Total Investments	110.1	22,247
Other Assets and Liabilities, net	(10.1)	(2,042)
Net Assets	100.0	20,205
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	11.0	2,230
Europe	59.9	12,114
Japan	18.3	3,699
Latin America	1.3	259
Other Regions	0.1	21
United Kingdom	8.6	1,731
Other Securities	10.9	2,193
Total Investments	110.1	22,247
Other Assets and Liabilities, net	(10.1)	(2,042)
Net Assets	100.0	20,205

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund
15

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2008 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

BHD - Berhad

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
16

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2008. This Quarterly Report reports on three funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA International Growth Opportunities Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Investment Company, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, the "Custodian" or Russell Fund Services Company, the "Administrator" determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's

Notes to Quarterly Report
17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of May 31, 2008, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selections	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,921,221,002	$2,255,995,847	$18,380,859
Gross Tax Unrealized Appreciation	1,498,734,172	328,333,874	4,292,405
Gross Tax Unrealized Depreciation	(78,156,121)	(77,863,629)	(426,415)
Net Tax Unrealized Appreciation (Depreciation)	$1,420,578,051	$250,470,245	$3,865,990

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds'

Notes to Quarterly Report
18

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

•  Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2008 are presented in the accompanying Schedules of Investments.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2008, the funds herein had the following cash collateral balances held in connection with futures contracts purchased/sold:

Emerging Markets	$21,313,290
International Growth Opportunities	2,066,371

•  Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2008, the non-cash collateral received for the securities on loan in the Emerging Markets Fund was $153,955,254 and consisted of a pool of U.S. Government and corporate securities.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such

Notes to Quarterly Report
20

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2008, $282,736,650 of the Central Fund's net assets represents investments by these Funds, and $5,447,581 represents the investments of other Investment Company Funds not presented herein.

5.  Illiquid or Restricted Securities

As of May 31, 2008, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of May 31, 2008:

Fund - % of Net Assets Securities	Acquisition	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 0.5%
Grupo Clarin Class B	10/19/07	466,957	18.5	8,638	5,370
Guaranty Trust Bank - GDR	07/20/07	525,700	11.2	5,887	6,308
LSR Group - GDR	11/09/07	337,865	14.5	4,899	5,375
Orascom Telecom Holding SAE - GDR	03/17/05	34,800	34.72	1,208	2,572
					19,625
International Growth Opportunities Fund - 2.9%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	23,000	9.93	228	274
Samsung Electronics Co., Ltd. - GDR	08/27/03	1,234	88.47	109	313
					587

Notes to Quarterly Report
21

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

IEQR-05/08

S&P 500 INDEX FUND

Quarterly Report

May 31, 2008

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2008 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

State Street Equity 500 Index Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of May 31, 2008. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 74.15% at May 31, 2008). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report
3

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Fund has adopted the proxy voting policies of SSgA Funds Management, Inc., the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
4

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2008 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 97.7%
Consumer Discretionary - 8.6%
Abercrombie & Fitch Co.	15,846	$1,150
Amazon.Com, Inc. (a)	54,892	4,480
Apollo Group, Inc. Class A (a)	25,729	1,230
AutoNation, Inc. (a)	23,063	364
AutoZone, Inc. (a)	7,864	995
Bed Bath & Beyond, Inc. (a)	46,645	1,486
Best Buy Co., Inc.	64,119	2,994
Big Lots, Inc. (a)	16,527	513
Black & Decker Corp.	10,037	649
Brunswick Corp.	18,586	255
Carnival Corp.	77,250	3,095
CBS Corp. Class B	120,203	2,594
Centex Corp.	24,082	453
Clear Channel Communications, Inc.	88,647	3,104
Coach, Inc. (a)	63,128	2,292
Comcast Corp. Class A	537,848	12,102
D.R. Horton, Inc.	45,576	579
Darden Restaurants, Inc.	25,688	880
Dillard's, Inc. Class A	12,294	200
DIRECTV Group, Inc. (a)	128,877	3,621
Eastman Kodak Co.	54,482	835
eBay, Inc. (a)	198,703	5,963
EW Scripps Co. Class A	16,835	793
Expedia, Inc. (a)	39,215	951
Family Dollar Stores, Inc.	27,158	581
Ford Motor Co. (a)	387,280	2,634
Fortune Brands, Inc.	27,745	1,928
GameStop Corp. (a)	29,000	1,438
Gannett Co., Inc.	42,074	1,212
Gap, Inc.	81,298	1,484
General Motors Corp.	98,645	1,687
Genuine Parts Co.	30,809	1,356
Goodyear Tire & Rubber Co. (a)	45,257	1,150
H&R Block, Inc.	58,415	1,363
Harley-Davidson, Inc.	43,201	1,796
Harman International Industries, Inc.	10,521	471
Hasbro, Inc.	25,825	936
Home Depot, Inc.	304,012	8,318
Host Hotels & Resorts, Inc.	91,365	1,571
International Game Technology	55,119	1,966
Interpublic Group of Cos., Inc. (a)	83,694	834
JC Penney & Co., Inc.	40,310	1,622
Johnson Controls, Inc.	105,286	3,586
Jones Apparel Group, Inc.	13,434	226
KB HOME	14,794	303
Kohl's Corp. (a)	56,933	2,551
Leggett & Platt, Inc.	32,898	628
Lennar Corp. Class A	27,931	472
Limited Brands	58,467	1,133
Liz Claiborne, Inc.	20,797	363
Lowe's Cos., Inc.	264,062	6,338
Macy's, Inc.	78,723	1,863
Marriot International, Inc. Class A	52,821	1,738
Mattel, Inc.	66,976	1,349

	Shares	Market Value (000)
McDonald's Corp.	205,825	$12,210
McGraw-Hill, Inc.	56,766	2,355
Meredith Corp.	7,889	259
New York Times Co. Class A	22,922	399
Newell Rubbermaid, Inc.	51,593	1,036
News Corp. Class A	410,409	7,367
NIKE, Inc. Class B	68,052	4,653
Nordstrom, Inc.	30,833	1,079
Office Depot, Inc. (a)	51,256	651
OfficeMax, Inc.	15,131	328
Omnicom Group, Inc.	56,541	2,771
Polo Ralph Lauren Corp.	10,615	741
Pulte Homes, Inc.	34,526	422
Radioshack Corp.	20,203	296
Sears Holdings Corp. (a)	12,674	1,074
Sherwin-Williams Co.	18,396	1,033
Snap-On, Inc.	9,512	589
Stanley Works	14,583	708
Staples, Inc.	123,933	2,906
Starbucks Corp. (a)	128,561	2,339
Starwood Hotels & Resorts Worldwide, Inc.	33,647	1,629
Target Corp.	146,016	7,791
Tiffany & Co.	22,280	1,092
Time Warner, Inc.	638,473	10,139
TJX Cos., Inc.	77,106	2,472
V.F. Corp.	15,193	1,150
Viacom, Inc. Class B (a)	113,922	4,081
Walt Disney Co.	336,345	11,301
Washington Post Co.	1,060	666
Wendy's International, Inc.	17,016	505
Whirlpool Corp.	13,761	1,014
Wyndham Worldwide Corp.	34,299	750
Yum! Brands, Inc.	84,192	3,342
		193,623
Consumer Staples - 10.3%
Altria Group, Inc.	376,299	8,376
Anheuser-Busch Cos., Inc.	127,403	7,321
Archer-Daniels-Midland Co.	114,424	4,543
Avon Products, Inc.	77,160	3,014
Brown-Forman Corp. Class B	15,624	1,175
Campbell Soup Co.	41,065	1,375
Clorox Co.	25,743	1,471
Coca-Cola Co.	357,511	20,471
Coca-Cola Enterprises, Inc.	53,901	1,086
Colgate-Palmolive Co.	90,901	6,759
ConAgra Foods, Inc.	85,775	2,023
Constellation Brands, Inc. Class A (a)	37,226	794
Costco Wholesale Corp.	77,289	5,512
CVS Corp.	255,832	10,947
Dean Foods Co. (a)	25,258	549
Estee Lauder Cos, Inc. Class A	20,552	978
General Mills, Inc.	61,032	3,857
H.J. Heinz Co.	55,669	2,779
Hershey Foods Corp.	29,582	1,159
Kellogg Co.	45,935	2,380

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

	Shares	Market Value (000)
Kimberly-Clark Corp.	75,900	$4,842
Kraft Foods, Inc.	273,622	8,887
Kroger Co.	121,576	3,360
McCormick & Co., Inc.	22,353	840
Molson Coors Brewing Co., Class B	23,862	1,384
Pepsi Bottling Group, Inc.	22,953	744
PepsiCo, Inc.	287,556	19,640
Philip Morris International, Inc. (a)	377,099	19,858
Procter & Gamble Co.	552,112	36,467
Reynolds American, Inc.	31,387	1,724
Safeway, Inc.	80,264	2,558
Sara Lee Corp.	129,634	1,786
SuperValu, Inc.	37,648	1,320
Sysco Corp.	106,809	3,296
Tyson Foods, Inc., Class A	46,035	867
UST Corp.	27,737	1,532
Wal-Mart Stores, Inc.	422,602	24,401
Walgreen Co.	176,718	6,365
Whole Foods Market, Inc.	25,433	738
Wrigley Wm., Jr. Co.	39,448	3,043
		230,221
Energy - 13.6%
Anadarko Petroleum Corp.	83,326	6,247
Apache Corp.	59,425	7,967
Baker Hughes, Inc.	54,878	4,863
BJ Services Co.	54,248	1,638
Cameron International Corp. (a)	40,200	2,140
Chesapeake Energy Corp.	85,982	4,709
ChevronTexaco Corp.	372,546	36,938
ConocoPhillips	279,330	26,006
Devon Energy Corp.	79,351	9,200
El Paso Corp.	123,192	2,408
ENSCO International, Inc.	26,077	1,873
EOG Resources, Inc.	44,317	5,701
ExxonMobil Corp.	958,972	85,118
Halliburton Co.	158,734	7,711
Hess Corp.	49,601	6,092
Marathon Oil Corp.	126,277	6,489
Murphy Oil Corp.	34,541	3,200
Nabors Industries, Ltd. (a)	51,604	2,169
National Oilwell Varco, Inc. (a)	74,657	6,220
Noble Corp.	48,918	3,089
Noble Energy, Inc.	31,210	3,041
Occidental Petroleum Corp.	146,944	13,509
Range Resources Corp.	27,200	1,789
Rowan Cos., Inc.	19,520	862
Schlumberger, Ltd.	214,175	21,660
Smith International, Inc.	35,334	2,789
Sunoco, Inc.	21,584	960
Tesoro Corp.	26,365	655
Transocean, Inc. (a)	57,235	8,596
Valero Energy Corp.	95,009	4,830
Weatherford International Ltd. (a)	120,910	5,517
Williams Cos., Inc.	106,068	4,035
XTO Energy, Inc.	90,821	5,778
		303,799

	Shares	Market Value (000)
Financials - 15.7%
ACE, Ltd.	59,783	$3,591
AFLAC, Inc.	84,490	5,672
Allstate Corp.	101,206	5,155
Ambac Financial Group, Inc.	52,732	165
American Capital Strategies Ltd.	34,302	1,098
American Express Co.	206,364	9,565
American International Group, Inc.	483,366	17,401
Ameriprise Financial, Inc.	39,907	1,886
AON Corp.	54,747	2,584
Apartment Investment & Management Co. Class A	17,797	704
Assurant, Inc.	17,131	1,165
AvalonBay Communities, Inc.	13,353	1,351
Bank of America Corp.	794,498	27,021
Bank of New York Mellon Corp.	205,585	9,155
BB&T Corp.	96,670	3,042
Bear Stearns Cos., Inc.	21,168	197
Boston Properties, Inc.	21,667	2,118
Capital One Financial Corp.	66,063	3,179
CB Richard Ellis Group, Inc. Class A (a)	29,875	671
Charles Schwab Corp.	166,093	3,684
Chubb Corp.	65,575	3,525
Cincinnati Financial Corp.	28,114	985
CIT Group, Inc.	54,842	548
Citigroup, Inc.	934,302	20,452
CME Group, Inc.	9,441	4,062
Comerica, Inc.	27,144	1,009
Countrywide Financial Corp.	100,246	527
Developers Diversified Realty Corp.	20,024	795
Discover Financial Services	85,605	1,468
E*Trade Financial Corp. (a)	81,315	333
Equity Residential	49,057	2,075
Fannie Mae	189,550	5,122
Federal Home Loan Mortgage Corp.	117,439	2,985
Federated Investors, Inc. Class B	15,270	562
Fidelity National Information Services, Inc.	30,977	1,248
Fifth Third Bancorp	93,616	1,751
First Horizon National Corp.	38,372	368
Franklin Resources, Inc.	28,380	2,873
General Growth Properties, Inc.	48,893	2,032
Genworth Financial, Inc. Class A	79,351	1,754
Goldman Sachs Group, Inc.	70,570	12,449
Hartford Financial Services Group, Inc.	56,197	3,994
HCP, Inc.	43,100	1,477
Hudson City Bancorp, Inc.	95,292	1,696
Huntington Bancshares, Inc.	64,656	576
IntercontinentalExchange, Inc. (a)	12,680	1,752
J.P. Morgan Chase & Co.	607,511	26,123
Janus Capital Group, Inc.	28,307	821
KeyCorp	70,475	1,372
Kimco Realty Corp.	45,869	1,805
Legg Mason, Inc.	23,142	1,245
Lehman Brothers Holdings, Inc.	94,028	3,461
Leucadia National Corp.	31,136	1,691
Lincoln National Corp.	46,692	2,576
Loews Corp.	77,790	3,856

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

	Shares	Market Value (000)
M & T Bank Corp.	14,137	$1,225
Marsh & McLennan Cos., Inc.	91,753	2,498
Marshall & Ilsley Corp.	45,493	1,057
MBIA, Inc.	41,484	289
Merrill Lynch & Co., Inc.	173,190	7,607
MetLife, Inc.	126,456	7,591
MGIC Investment Corp.	27,100	326
Moody's Corp.	38,366	1,423
Morgan Stanley	197,230	8,723
National City Corp.	145,254	848
Northern Trust Corp.	33,806	2,569
NYSE Euronext	48,100	3,075
Plum Creek Timber Co., Inc.	30,811	1,437
PNC Financial Services Group, Inc.	60,451	3,884
Principal Financial Group, Inc.	46,591	2,510
Progressive Corp.	121,701	2,441
ProLogis	45,591	2,823
Prudential Financial, Inc.	79,439	5,934
Public Storage, Inc.	22,787	2,008
Regions Financial Corp.	122,289	2,179
SAFECO Corp.	16,950	1,136
Simon Property Group, Inc.	39,600	3,935
SLM Corp. (a)	85,854	1,946
Sovereign Bancorp, Inc.	85,574	782
State Street Corp. (b)	69,525	5,007
SunTrust Banks, Inc.	62,218	3,248
T. Rowe Price Group, Inc.	48,075	2,785
Torchmark Corp.	15,621	991
Travelers Cos, Inc.	110,404	5,499
U.S. Bancorp	308,952	10,254
Unum Group	61,629	1,484
Vornado Realty Trust	23,734	2,320
Wachovia Corp.	379,778	9,039
Washington Mutual, Inc.	184,441	1,664
Wells Fargo Co.	592,093	16,324
Western Union Co.	135,385	3,200
XL Capital, Ltd. Class A	33,044	1,154
Zions Bancorp	17,953	774
		350,761
Health Care - 11.1%
Abbott Laboratories	276,406	15,575
Aetna, Inc.	88,050	4,152
Allergan, Inc.	54,092	3,117
AmerisourceBergen Corp.	29,893	1,235
Amgen, Inc. (a)	194,036	8,543
Applera Corp. - Applied Biosystems Group	29,573	1,028
Barr Pharmaceuticals, Inc. (a)	18,923	829
Baxter International, Inc.	114,461	6,994
Becton, Dickinson & Co.	43,597	3,682
Biogen Idec, Inc. (a)	53,931	3,384
Boston Scientific Corp. (a)	243,834	3,241
Bristol-Myers Squibb Co.	356,738	8,130
C.R. Bard, Inc.	17,597	1,605
Cardinal Health, Inc.	64,557	3,650
Celgene Corp. (a)	77,318	4,706
CIGNA Corp.	51,496	2,091

	Shares	Market Value (000)
Coventry Health Care, Inc. (a)	27,603	$1,271
Covidien Ltd.	88,504	4,433
Eli Lilly & Co.	178,175	8,577
Express Scripts, Inc. (a)	44,699	3,223
Forest Laboratories, Inc. (a)	54,802	1,968
Genzyme Corp. (a)	48,492	3,320
Gilead Sciences, Inc. (a)	165,799	9,172
Hospira, Inc. (a)	28,503	1,195
Humana, Inc. (a)	31,507	1,608
IMS Health, Inc.	34,732	842
Intuitive Surgical, Inc. (a)	6,900	2,026
Johnson & Johnson	506,649	33,814
King Pharmaceuticals, Inc. (a)	39,792	408
Laboratory Corp. of America Holdings (a)	19,222	1,418
McKesson Corp.	51,155	2,949
Medco Health Solutions, Inc. (a)	93,068	4,509
Medtronic, Inc.	200,578	10,163
Merck & Co., Inc.	389,019	15,156
Millipore Corp. (a)	9,535	693
Mylan Laboratories Inc.	51,709	690
Patterson Cos., Inc. (a)	21,594	734
Pfizer, Inc.	1,209,271	23,411
Quest Diagnostics, Inc.	28,100	1,417
Schering-Plough Corp.	288,655	5,889
St. Jude Medical, Inc. (a)	60,726	2,475
Stryker Corp.	43,389	2,801
Tenet Healthcare Corp. (a)	76,270	450
Thermo Fisher Scientific, Inc. (a)	75,524	4,457
UnitedHealth Group, Inc.	223,196	7,636
Varian Medical Systems, Inc. (a)	22,860	1,087
Watson Pharmaceuticals, Inc. (a)	17,346	495
Wellpoint, Inc. (a)	96,238	5,372
Wyeth	238,987	10,628
Zimmer Holdings, Inc. (a)	42,152	3,069
		249,318
Industrials - 11.6%
3M Co.	126,372	9,801
Allied Waste Industries, Inc. (a)	64,130	864
Avery Dennison Corp.	20,188	1,041
Boeing Co.	136,588	11,305
Burlington Northern Santa Fe Corp.	53,482	6,046
Caterpillar, Inc.	111,379	9,204
CH Robinson Worldwide, Inc.	30,461	1,965
Cintas Corp.	25,088	741
Cooper Industries, Ltd.	32,034	1,494
CSX Corp.	71,638	4,947
Cummins, Inc.	37,058	2,610
Danaher Corp.	45,086	3,525
Deere & Co.	77,737	6,323
Domtar Corp. (a)(c)	11	—
Dover Corp.	35,395	1,914
Eaton Corp.	29,995	2,900
Emerson Electric Co.	140,348	8,165
Equifax, Inc.	23,683	904
Expeditors International Washington, Inc.	37,320	1,757
FedEx Corp.	55,100	5,053

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

	Shares	Market Value (000)
Fluor Corp.	15,630	$2,916
General Dynamics Corp.	71,661	6,604
General Electric Co.	1,790,633	55,008
Goodrich Co.	22,145	1,435
Honeywell International, Inc.	132,781	7,916
Illinois Tool Works, Inc.	72,471	3,892
Ingersoll-Rand Co. Class A	47,921	2,110
ITT Industries, Inc.	33,292	2,197
Jacobs Engineering Group, Inc. (a)	22,300	2,114
L-3 Communications Holdings, Inc.	22,303	2,395
Lockheed Martin Corp.	61,052	6,682
Manitowoc Co., Inc.	24,000	934
Masco Corp.	67,523	1,252
Monster Worldwide, Inc. (a)	22,609	558
Norfolk Southern Corp.	66,755	4,498
Northrop Grumman Corp.	60,811	4,589
PACCAR, Inc.	64,874	3,464
Pall Corp.	22,209	906
Parker-Hannifin Corp.	29,603	2,506
Pitney Bowes, Inc.	36,727	1,334
Precision Castparts Corp.	25,307	3,057
R.R. Donnelley & Sons Co.	40,209	1,320
Raytheon Co.	75,882	4,846
Robert Half International, Inc.	26,240	645
Rockwell Automation, Inc.	27,505	1,610
Rockwell Collins, Inc.	29,731	1,825
Ryder Systems, Inc.	9,821	721
Southwest Airlines Co.	128,486	1,678
Terex Corp. (a)	19,035	1,358
Textron, Inc.	45,239	2,830
Total System Services, Inc.	37,575	921
Tyco Electronics Ltd.	86,204	3,459
Tyco International Ltd.	87,761	3,966
Union Pacific Corp.	94,168	7,751
United Parcel Service, Inc. Class B	184,946	13,135
United Technologies Corp.	175,478	12,466
W.W. Grainger, Inc.	12,169	1,111
Waste Management, Inc.	89,939	3,411
		259,979
Information Technology - 15.7%
Adobe Systems, Inc. (a)	96,557	4,254
Advanced Micro Devices, Inc. (a)	114,986	791
Affiliated Computer Services, Inc. Class A (a)	16,737	907
Agilent Technologies, Inc. (a)	67,168	2,511
Akamai Technologies, Inc. (a)	29,424	1,149
Altera Corp.	52,854	1,223
Analog Devices, Inc.	54,069	1,898
Apple Computer, Inc. (a)	157,184	29,668
Applied Materials, Inc.	240,707	4,768
Autodesk, Inc. (a)	41,876	1,724
Automatic Data Processing, Inc.	92,817	3,996
BMC Software, Inc. (a)	35,721	1,432
Broadcom Corp. Class A (a)	85,359	2,449
CA, Inc.	68,199	1,810
CIENA Corp. (a)	14,529	444

	Shares	Market Value (000)
Cisco Systems, Inc. (a)	1,066,119	$28,487
Citrix Systems, Inc. (a)	33,467	1,146
Cognizant Technology Solutions Corp. Class A (a)	53,384	1,883
Computer Sciences Corp. (a)	30,444	1,496
Compuware Corp. (a)	54,650	557
Convergys Corp. (a)	20,035	323
Corning, Inc.	280,676	7,674
Dell, Inc. (a)	363,550	8,383
Electronic Arts, Inc. (a)	55,800	2,801
Electronic Data Systems Corp.	91,816	2,249
EMC Corp. (a)	373,884	6,521
Fiserv, Inc. (a)	29,952	1,568
Google, Inc. Class A (a)	41,590	24,363
Hewlett-Packard Co.	442,516	20,825
IAC (a)	34,889	787
Intel Corp.	1,035,256	23,997
International Business Machines Corp.	247,642	32,052
Intuit, Inc. (a)	60,563	1,754
Jabil Circuit, Inc.	39,951	508
Juniper Networks, Inc. (a)	92,093	2,534
KLA-Tencor Corp.	30,405	1,402
Lexmark International Group, Inc. Class A (a)	15,842	584
Linear Technology Corp.	40,863	1,503
LSI Logic Corp. (a)	112,662	819
MEMC Electronic Materials, Inc. (a)	40,878	2,807
Microchip Technology, Inc.	33,189	1,223
Micron Technology, Inc. (a)	142,362	1,149
Microsoft Corp.	1,435,735	40,660
Molex, Inc.	24,805	691
Motorola, Inc.	399,965	3,732
National Semiconductor Corp.	41,596	876
NetApp, Inc. (a)	61,157	1,491
Novell, Inc. (a)	68,720	487
Novellus Systems, Inc. (a)	20,030	479
NVIDIA Corp. (a)	100,756	2,489
Oracle Corp. (a)	707,262	16,154
Paychex, Inc.	58,038	2,005
PerkinElmer, Inc.	21,118	597
QLogic Corp. (a)	24,322	384
QUALCOMM, Inc.	288,111	13,985
SanDisk Corp. (a)	40,167	1,137
Sun Microsystems, Inc. (a)	144,741	1,874
Symantec Corp. (a)	152,663	3,317
Tellabs, Inc. (a)	85,030	463
Teradata Corp. (a)	33,520	905
Teradyne, Inc. (a)	27,649	380
Texas Instruments, Inc.	236,399	7,678
Unisys Corp. (a)	69,807	353
VeriSign, Inc. (a)	36,421	1,458
Waters Corp. (a)	18,865	1,161
Xerox Corp.	161,834	2,198
Xilinx, Inc.	52,602	1,431
Yahoo!, Inc. (a)	241,519	6,463
		351,267

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

	Shares	Market Value (000)
Materials - 3.9%
Air Products & Chemicals, Inc.	38,009	$3,874
Alcoa, Inc.	144,949	5,884
Allegheny Technologies, Inc.	17,528	1,315
Ashland, Inc.	10,700	574
Ball Corp.	17,562	954
Bemis Co., Inc.	17,262	459
Consol Energy, Inc.	33,273	3,246
Dow Chemical Co.	167,428	6,764
E.I. Du Pont de Nemours & Co.	160,412	7,685
Eastman Chemical Co.	15,004	1,149
Ecolab, Inc.	32,666	1,464
Freeport-McMoRan Copper & Gold, Inc. Class B	68,252	7,897
Hercules, Inc.	23,050	476
International Flavors & Fragrances, Inc.	14,331	601
International Paper Co.	78,611	2,140
MeadWestvaco Corp.	32,320	832
Monsanto Co.	97,955	12,479
Newmont Mining Corp.	80,406	3,822
Nucor Corp.	55,954	4,185
Pactiv Corp. (a)	23,915	589
Peabody Energy Corp.	48,324	3,572
PPG Industries, Inc.	29,871	1,883
Praxair, Inc.	55,711	5,296
Rohm & Haas Co.	21,706	1,172
Sealed Air Corp.	28,492	694
Sigma-Aldrich Corp.	23,834	1,401
Titanium Metals Corp.	16,600	289
United States Steel Corp.	21,378	3,692
Vulcan Materials Co.	20,161	1,551
Weyerhaeuser Co.	36,937	2,302
		88,241
Telecommunication Services - 3.4%
American Tower Corp. (a)	71,500	3,269
AT&T, Inc.	1,082,650	43,198
CenturyTel, Inc.	20,441	724
Citizens Communications Co.	60,384	704
Embarq Corp.	27,597	1,306
Fairpoint Communications, Inc.	8	—
JDS Uniphase Corp. (a)	42,723	528
Qwest Communications International, Inc.	283,890	1,377
Sprint Nextel Corp.	504,565	4,723
Verizon Communications, Inc.	513,466	19,753
Windstream Corp.	79,613	1,062
		76,644
Utilities - 3.8%
AES Corp. (a)	117,495	2,289
Allegheny Energy, Inc.	30,759	1,684
Ameren Corp.	38,360	1,743
American Electric Power Co., Inc.	72,652	3,075
CenterPoint Energy, Inc.	57,611	976
CMS Energy Corp.	38,856	606
Consolidated Edison, Inc.	47,752	1,972
Constellation Energy Group, Inc.	31,414	2,709

	Shares	Market Value (000)
Dominion Resources, Inc.	103,962	$4,813
DTE Energy Co.	30,584	1,353
Duke Energy Corp.	224,120	4,142
Dynegy, Inc. (a)	95,490	900
Edison International	59,219	3,152
Entergy Corp.	34,598	4,178
Exelon Corp.	118,121	10,395
FirstEnergy Corp.	54,107	4,259
FPL Group, Inc.	72,421	4,890
Integrys Energy Group, Inc.	12,916	663
Nicor, Inc.	9,100	372
NiSource, Inc.	49,982	904
Pepco Holdings, Inc.	36,900	998
PG&E Corp.	64,726	2,563
Pinnacle West Capital Corp.	17,760	600
PPL Corp.	66,075	3,390
Progress Energy, Inc.	46,981	2,009
Public Service Enterprise Group, Inc.	90,124	3,989
Questar Corp.	30,268	1,944
Sempra Energy	46,086	2,664
Southern Co.	135,943	4,921
Spectra Energy Corp.	111,598	3,015
TECO Energy, Inc.	35,651	726
Trane, Inc.	31,030	1,440
Xcel Energy, Inc.	77,251	1,646
		84,980
Total Common Stocks (Cost $1,385,344,288)		2,188,833
	Par Amount (000)
U.S. Government Securities - 0.1%
United States Treasury Bill 1.6% due 06/12/08 (d)(e)	$2,936	2,935
Total U.S. Government Securities (Cost $2,934,596)		2,935
	Shares (000)
Money Market Funds - 2.3%
AIM Short Term Investment Prime Portfolio	51,662	51,662
Federated Money Market Obligations Trust	563	563
Total Money Market Funds (Cost $52,224,304)		52,225
Total Investments - 100.1% (identified cost $1,440,503,188) (f)(†)		2,243,993
Liabilities in Excess of Assets - (0.1)%		(1,838)
Net Assets - 100.0%		$2,242,155

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008 was $904,555,165 and $101,065,139, respectively, resulting in net unrealized appreciation of investments of $803,490,026.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2008	791	$3,381
Total unrealized depreciation on open futures contracts purchased		$3,381

(†)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,188,834,314	$3,381,261
Level 2 - Other Significant Observable Inputs	55,158,900	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,243,993,214	$3,381,261

*  Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2008 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at May 31, 2008 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/07	Shares purchased for the 5 months ended 3/31/08	Shares sold for the 5 months ended 5/31/08	Number of shares held at 5/31/08	Value at 5/31/08 (000)	Income Earned for the 5 months ended 5/31/08 (000)	Realized Gain on shares sold (000)
State Street Corp.	70,325	2,900	3,700	69,525	$5,007	$16	$59

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-05/08

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Value Fund

Concentrated Growth Opportunities Fund

Directional Core Equity Fund

Enhanced Small Cap Fund

Core Edge Equity Fund

Quarterly Report

May 31, 2008

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 8.1%
Autoliv, Inc.	6,000	328
Autozone, Inc. (Æ)	700	89
Best Buy Co., Inc. (Ñ)	22,600	1,055
Big Lots, Inc. (Æ)(Ñ)	7,270	226
Burger King Holdings, Inc.	2,300	66
CBS Corp. Class B	44,300	956
Comcast Corp. Class A	6,749	152
Darden Restaurants, Inc. (Ñ)	3,100	106
Ford Motor Co. (Æ)(Ñ)	105,400	717
Gap, Inc. (The)	48,200	880
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	33,600	854
Hanesbrands, Inc. (Æ)(Ñ)	11,500	379
Hasbro, Inc.	24,600	891
IAC/InterActiveCorp (Æ)	32,900	742
JC Penney Co., Inc.	3,700	149
Lennar Corp. Class A (Ñ)	4,200	71
Lowe's Cos., Inc.	18,600	446
Macy's, Inc.	3,902	92
McDonald's Corp.	9,800	581
Newell Rubbermaid, Inc.	1,700	34
News Corp. Class A	6,000	108
Nike, Inc. Class B	1,900	130
NVR, Inc. (Æ)(Ñ)	500	283
Regal Entertainment Group Class A (Ñ)	500	9
Ross Stores, Inc.	800	29
Time Warner, Inc.	102,350	1,625
TJX Cos., Inc.	19,200	615
TRW Automotive Holdings Corp. (Æ)	12,000	299
Viacom, Inc. Class B (Æ)	800	29
Virgin Media, Inc. (Ñ)	51,700	811
Walt Disney Co. (The)	51,300	1,724
		14,476
Consumer Staples - 10.3%
Altria Group, Inc.	66,000	1,469
Archer-Daniels-Midland Co.	19,600	778
Avon Products, Inc.	1,200	47
BJ's Wholesale Club, Inc. (Æ)(Ñ)	20,900	825
Bunge, Ltd.	1,500	179
Coca-Cola Co. (The)	17,400	996
Coca-Cola Enterprises, Inc.	41,200	830
Colgate-Palmolive Co.	6,700	498
CVS Caremark Corp.	1,500	64
Herbalife, Ltd. (Ñ)	18,400	709
HJ Heinz Co.	3,600	180
Kimberly-Clark Corp.	5,900	376
Kroger Co. (The)	39,600	1,095
Molson Coors Brewing Co. Class B (Ñ)	6,700	389

	Principal Amount ($) or Shares	Market Value $
Pepsi Bottling Group, Inc.	25,600	830
PepsiCo, Inc.	12,300	840
Philip Morris International, Inc. (Æ)	36,100	1,901
Procter & Gamble Co.	42,985	2,839
Sara Lee Corp.	9,100	125
Sysco Corp. (Ñ)	25,000	772
Wal-Mart Stores, Inc.	49,200	2,841
		18,583
Energy - 15.2%
Apache Corp.	10,900	1,461
Chesapeake Energy Corp. (Ñ)	21,600	1,183
Chevron Corp.	27,420	2,719
ConocoPhillips	25,329	2,358
ENSCO International, Inc.	13,300	955
Exxon Mobil Corp.	87,316	7,750
Frontline, Ltd. (Ñ)	8,400	535
Halliburton Co. (Ñ)	22,100	1,074
Helmerich & Payne, Inc.	300	19
Hess Corp.	10,400	1,277
Marathon Oil Corp.	25,900	1,331
Nabors Industries, Ltd. (Æ)(Ñ)	5,200	219
Occidental Petroleum Corp.	17,400	1,600
Overseas Shipholding Group, Inc. (Ñ)	4,600	364
Patterson-UTI Energy, Inc.	5,500	173
Rowan Cos., Inc. (Ñ)	19,400	856
Schlumberger, Ltd.	9,500	961
Superior Energy Services (Æ)	12,500	671
Unit Corp. (Æ)	5,400	415
W&T Offshore, Inc. (Ñ)	14,600	814
Weatherford International, Ltd. (Æ)	12,200	557
XTO Energy, Inc.	900	57
		27,349
Financials - 14.9%
ACE, Ltd.	3,100	186
American Express Co.	33,500	1,553
American International Group, Inc.	55,925	2,013
Annaly Capital Management, Inc. (ö)	19,900	354
Apartment Investment & Management Co. Class A (ö)(Ñ)	6,300	249
Assurant, Inc.	7,100	483
Bank of America Corp.	88,303	3,003
Bank of New York Mellon Corp. (The)	13,300	592
Chubb Corp.	6,500	350
Citigroup, Inc.	39,800	871
CNA Financial Corp. (Ñ)	7,500	228
Eaton Vance Corp.	4,500	192
Federal National Mortgage Association	9,000	243
Federated Investors, Inc. Class B	12,800	471

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac	2,500	64
GLG Partners, Inc. (Ñ)	89,100	741
Goldman Sachs Group, Inc. (The)	1,700	300
Hartford Financial Services Group, Inc.	4,900	348
HCC Insurance Holdings, Inc.	8,300	198
Hospitality Properties Trust (ö)(Ñ)	24,100	747
HRPT Properties Trust (ö)	65,900	513
Hudson City Bancorp, Inc.	36,800	655
IntercontinentalExchange, Inc. (Æ)	100	14
Investment Technology Group, Inc. (Æ)	9,600	404
JPMorgan Chase & Co.	67,772	2,914
Lincoln National Corp.	18,700	1,032
Loews Corp.	2,000	99
MetLife, Inc.	23,700	1,423
Morgan Stanley	3,600	159
Nasdaq OMX Group (The) (Æ)(Ñ)	14,800	519
Prudential Financial, Inc.	6,800	508
Raymond James Financial, Inc. (Ñ)	27,000	803
Regions Financial Corp. (Ñ)	34,800	620
Simon Property Group, Inc. (ö)	6,000	596
Transatlantic Holdings, Inc. (Ñ)	1,900	123
Travelers Cos., Inc. (The)	21,900	1,091
US Bancorp	1,500	50
Wachovia Corp. (Ñ)	2,100	50
Wells Fargo & Co.	75,700	2,087
		26,846
Health Care - 11.2%
Abbott Laboratories	8,300	468
Aetna, Inc.	5,600	264
Amgen, Inc. (Æ)	34,588	1,523
Applera Corp. - Applied Biosystems Group	18,300	636
Boston Scientific Corp. (Æ)	12,800	170
Bristol-Myers Squibb Co.	64,700	1,474
Cardinal Health, Inc.	300	17
Cigna Corp.	18,300	743
Dentsply International, Inc.	7,700	312
Eli Lilly & Co.	13,200	635
Endo Pharmaceuticals Holdings, Inc. (Æ)	19,000	468
Hospira, Inc. (Æ)	1,000	42
Invitrogen Corp. (Æ)	10,200	469
Johnson & Johnson	53,930	3,599
Kinetic Concepts, Inc. (Æ)	8,600	373
Medtronic, Inc.	32,300	1,637
Merck & Co., Inc.	36,300	1,414
Pfizer, Inc.	140,455	2,719
Stryker Corp.	6,100	394
UnitedHealth Group, Inc.	41,600	1,423

	Principal Amount ($) or Shares	Market Value $
Waters Corp. (Æ)	1,800	111
WellCare Health Plans, Inc. (Æ)(Ñ)	3,400	188
WellPoint, Inc. (Æ)	10,200	569
Wyeth	11,800	525
		20,173
Industrials - 11.8%
3M Co.	2,900	225
AGCO Corp. (Æ)	400	24
Allied Waste Industries, Inc. (Æ)	45,077	607
Avis Budget Group, Inc. (Æ)	8,700	121
Boeing Co.	21,000	1,738
Caterpillar, Inc.	15,600	1,289
Con-way, Inc. (Ñ)	3,700	181
CSX Corp.	17,500	1,209
Cummins, Inc.	2,400	169
First Solar, Inc. (Æ)	400	108
General Electric Co.	172,500	5,299
Hertz Global Holdings, Inc. (Æ)	18,300	242
Jacobs Engineering Group, Inc. (Æ)(Ñ)	1,500	142
Lockheed Martin Corp.	12,600	1,379
Manitowoc Co., Inc. (The) (Ñ)	19,000	739
Norfolk Southern Corp.	800	54
Northrop Grumman Corp.	9,300	702
Parker Hannifin Corp.	12,500	1,058
Pitney Bowes, Inc.	24,500	890
RR Donnelley & Sons Co.	28,100	922
Ryder System, Inc.	11,500	844
Terex Corp. (Æ)	500	36
Tyco International, Ltd.	24,850	1,123
Union Pacific Corp.	17,600	1,449
United Parcel Service, Inc. Class B	3,900	277
United Technologies Corp.	4,200	298
		21,125
Information Technology - 16.1%
Accenture, Ltd. Class A	20,000	816
Agilent Technologies, Inc. (Æ)	18,600	696
Apple, Inc. (Æ)	8,600	1,623
Applied Materials, Inc.	12,300	244
Arrow Electronics, Inc. (Æ)	20,400	626
Avnet, Inc. (Æ)	8,900	263
AVX Corp. (Ñ)	52,200	695
BMC Software, Inc. (Æ)	12,800	513
Cisco Systems, Inc. (Æ)	109,300	2,921
Dell, Inc. (Æ)	35,900	828
eBay, Inc. (Æ)	22,700	681
Google, Inc. Class A (Æ)	2,300	1,347

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hewlett-Packard Co.	37,763	1,777
Intel Corp.	119,500	2,770
International Business Machines Corp.	26,300	3,404
Iron Mountain, Inc. (Æ)	4,700	141
Mastercard, Inc. Class A	200	62
Microsoft Corp.	145,600	4,123
Oracle Corp. (Æ)	53,500	1,222
QUALCOMM, Inc.	6,300	306
Symantec Corp. (Æ)	30,344	659
Synopsys, Inc. (Æ)	5,700	150
Texas Instruments, Inc.	10,700	348
Tyco Electronics, Ltd.	26,950	1,081
VeriSign, Inc. (Æ)(Ñ)	1,200	48
Western Digital Corp. (Æ)(Ñ)	21,800	818
Western Union Co. (The)	6,700	158
Yahoo!, Inc. (Æ)(Ñ)	22,400	600
		28,920
Materials - 4.6%
AK Steel Holding Corp.	12,000	852
Celanese Corp. Class A	17,900	872
Dow Chemical Co. (The)	33,300	1,345
EI Du Pont de Nemours & Co. (Ñ)	8,600	412
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	12,749	1,475
Hercules, Inc.	28,500	588
International Paper Co. (Ñ)	11,300	308
Monsanto Co.	3,900	497
Mosaic Co. (The) (Æ)	4,700	589
Nucor Corp.	15,100	1,130
Southern Copper Corp. (Ñ)	2,000	220
		8,288
Telecommunication Services - 3.9%
AT&T, Inc.	108,688	4,337
Sprint Nextel Corp.	10,266	96
Telephone & Data Systems, Inc.	700	33
Verizon Communications, Inc.	63,700	2,451
		6,917
Utilities - 3.6%
AES Corp. (The) (Æ)	51,500	1,003
American Electric Power Co., Inc.	1,500	64
Centerpoint Energy, Inc. (Ñ)	42,000	711
Duke Energy Corp.	62,600	1,157
Dynegy, Inc. Class A (Æ)(Ñ)	18,100	171
Exelon Corp.	200	18
Mirant Corp. (Æ)(Ñ)	6,700	272

	Principal Amount ($) or Shares	Market Value $
NRG Energy, Inc. (Æ)	5,600	233
Pepco Holdings, Inc. (Ñ)	27,000	730
PG&E Corp.	6,800	269
Progress Energy, Inc.	11,900	509
SCANA Corp. (Ñ)	15,800	634
Sierra Pacific Resources	46,000	624
		6,395
Total Common Stocks (cost $155,999)		179,072
Short-Term Investments - 0.1%
AIM Short Term Investment Treasury Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,657	2
United States Treasury Bills (ç)(ÿ)(§) 0.570% due 06/12/08 36 36 1.250% due 06/12/08 38 38 1.566% due 06/12/08	74	74
Total Short-Term Investments (cost $150)		150
Other Securities - 12.2%
State Street Navigator Securities Prime Lending Portfolio (d)	21,881,347	21,881
Total Other Securities (cost $21,881)		21,881
Total Investments - 112.0% (identified cost $178,030)		201,103
Other Assets and Liabilities, Net - (12.0%)		(21,537)
Net Assets - 100.0%		179,566

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 06/08 (2)	USD	700	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(5)

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.9%
Consumer Discretionary - 11.9%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	20,713	172
Bally Technologies, Inc. (Æ)(Ñ)	11,938	537
Big Lots, Inc. (Æ)(Ñ)	20,834	647
Bob Evans Farms, Inc. (Ñ)	3,679	107
CEC Entertainment, Inc. (Æ)	13,502	488
Fossil, Inc. (Æ)(Ñ)	11,168	354
Hanesbrands, Inc. (Æ)(Ñ)	5,575	184
Jakks Pacific, Inc. (Æ)(Ñ)	14,900	352
Lear Corp. (Æ)(Ñ)	8,393	216
Pulte Homes, Inc. (Ñ)	10,061	123
Stoneridge, Inc. (Æ)	19,288	323
Talbots, Inc. (Ñ)	47,490	344
Tupperware Brands Corp. (Ñ)	11,094	425
Warnaco Group, Inc. (The) (Æ)(Ñ)	2,971	143
		4,415
Consumer Staples - 5.1%
BJ's Wholesale Club, Inc. (Æ)(Ñ)	4,952	196
Casey's General Stores, Inc. (Ñ)	12,355	270
Chiquita Brands International, Inc. (Æ)(Ñ)	16,994	414
Darling International, Inc. (Æ)	29,505	475
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	7,730	228
Universal Corp. (Ñ)	6,203	308
		1,891
Energy - 8.2%
Grey Wolf, Inc. (Æ)(Ñ)	45,613	357
McMoRan Exploration Co. (Æ)(Ñ)	19,236	614
Stone Energy Corp. (Æ)(Ñ)	9,331	631
Swift Energy Co. (Æ)	6,831	394
Trico Marine Services, Inc. (Æ)(Ñ)	4,359	167
W&T Offshore, Inc. (Ñ)	7,350	410
Whiting Petroleum Corp. (Æ)(Ñ)	5,265	492
		3,065
Financials - 15.4%
Alesco Financial, Inc. (ö)	58,489	156
American Physicians Capital, Inc.	3,180	145
Amtrust Financial Services, Inc. (Ñ)	21,229	318
Anworth Mortgage Asset Corp. (ö)	19,496	138
Aspen Insurance Holdings, Ltd. (Ñ)	20,051	512
Chimera Investment Corp. (ö)(Ñ)	12,094	168
Community Bank System, Inc. (Ñ)	21,530	519
Dime Community Bancshares (Ñ)	11,625	211
Endurance Specialty Holdings, Ltd.	5,943	200
Entertainment Properties Trust (ö)	3,441	189
Ezcorp, Inc. Class A (Æ)(Ñ)	36,815	465
First Bancorp (Ñ)	1,877	31

	Principal Amount ($) or Shares	Market Value $
First Financial Bankshares, Inc. (Ñ)	4,229	194
Flushing Financial Corp. (Ñ)	5,317	104
Knight Capital Group, Inc. Class A (Æ)(Ñ)	20,956	373
Lakeland Bancorp, Inc. (Ñ)	2,716	40
MFA Mortgage Investments, Inc. (ö)(Ñ)	23,406	170
Mid-America Apartment Communities, Inc. (ö)	3,336	187
National Penn Bancshares, Inc. (Ñ)	18,975	325
NorthStar Realty Finance Corp. (ö)	16,890	169
Omega Healthcare Investors, Inc. (ö)	7,350	131
Oriental Financial Group, Inc.	29,453	536
Platinum Underwriters Holdings, Ltd. (Ñ)	11,079	393
Republic Bancorp, Inc. Class A (Ñ)	1,791	45
		5,719
Health Care - 16.4%
Alliance Imaging, Inc. (Æ)(Ñ)	5,027	42
AMERIGROUP Corp. Class A (Æ)(Ñ)	10,921	301
AMN Healthcare Services, Inc. (Æ)	16,317	284
Apria Healthcare Group, Inc. (Æ)(Ñ)	9,979	168
Bio-Rad Laboratories, Inc. Class A (Æ)	3,649	326
Centene Corp. (Æ)	15,823	334
Conmed Corp. (Æ)(Ñ)	12,698	339
Dionex Corp. (Æ)(Ñ)	974	71
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	32,060	282
eResearchTechnology, Inc. (Æ)(Ñ)	20,956	335
Healthspring, Inc. (Æ)(Ñ)	12,700	236
Invacare Corp. (Ñ)	12,832	233
Kendle International, Inc. (Æ)	10,634	402
Martek Biosciences Corp. (Æ)(Ñ)	10,955	414
Molina Healthcare, Inc. (Æ)(Ñ)	9,570	289
Momenta Pharmaceuticals, Inc. (Æ)(Ñ)	30,652	393
Owens & Minor, Inc. (Ñ)	12,928	614
Sciele Pharma, Inc. (Æ)(Ñ)	10,203	224
Triple-S Management Corp. (Æ)(Ñ)	5,891	111
Viropharma, Inc. (Æ)(Ñ)	15,639	150
Vivus, Inc. (Æ)(Ñ)	24,084	165
XenoPort, Inc. (Æ)(Ñ)	8,497	368
		6,081
Industrials - 15.9%
Actuant Corp. Class A (Ñ)	10,634	388
Acuity Brands, Inc.	3,232	172
Allegiant Travel Co. (Æ)(Ñ)	3,180	66
Beacon Roofing Supply, Inc. (Æ)	27,524	336
Chart Industries, Inc. (Æ)(Ñ)	3,649	153
CIRCOR International, Inc. (Ñ)	5,161	276
Clean Harbors, Inc. (Æ)(Ñ)	5,630	400
Columbus McKinnon Corp. (Æ)(Ñ)	13,693	390
Comfort Systems USA, Inc. (Ñ)	13,814	185

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
EMCOR Group, Inc. (Æ)	7,384	217
EnPro Industries, Inc. (Æ)(Ñ)	5,741	230
Lennox International, Inc.	14,179	457
Perini Corp. (Æ)(Ñ)	8,203	316
Polypore International, Inc. (Æ)	11,938	283
Rush Enterprises, Inc. Class A (Æ)(Ñ)	12,473	202
Teledyne Technologies, Inc. (Æ)(Ñ)	7,089	395
Toro Co. (Ñ)	7,469	292
TransDigm Group, Inc. (Æ)	926	40
United Rentals, Inc. (Æ)(Ñ)	14,748	304
United Stationers, Inc. (Æ)(Ñ)	11,742	497
Watson Wyatt Worldwide, Inc. Class A	5,369	314
		5,913
Information Technology - 16.1%
Advent Software, Inc. (Æ)(Ñ)	1,981	85
Aspen Technology, Inc. (Æ)	12,087	174
InterDigital, Inc. (Æ)(Ñ)	23,051	576
Ixia (Æ)(Ñ)	23,502	190
JDA Software Group, Inc. (Æ)(Ñ)	23,917	488
Mantech International Corp. Class A (Æ)	8,450	426
Methode Electronics, Inc.	18,112	207
Micros Systems, Inc. (Æ)(Ñ)	12,720	419
Plantronics, Inc. (Ñ)	15,715	382
Progress Software Corp. (Æ)(Ñ)	15,170	472
QLogic Corp. (Æ)	20,487	324
Sohu.com, Inc. (Æ)	4,118	361
SonicWALL, Inc. (Æ)(Ñ)	43,794	350
SPSS, Inc. (Æ)	13,339	525
Sybase, Inc. (Æ)(Ñ)	5,943	190
TNS, Inc. (Æ)(Ñ)	10,165	255
United Online, Inc. (Ñ)	32,008	392
Viasat, Inc. (Æ)	6,829	147
		5,963
Materials - 7.0%
CF Industries Holdings, Inc. (Ñ)	3,860	529
Greif, Inc. Class A (Ñ)	3,555	238
Olympic Steel, Inc.	5,213	339
OM Group, Inc. (Æ)(Ñ)	8,654	376
Rock-Tenn Co. Class A (Ñ)	3,949	141
Terra Industries, Inc. (Ñ)	16,787	732
Worthington Industries, Inc. (Ñ)	11,923	238
		2,593
Telecommunication Services - 0.8%
Centennial Communications Corp. (Æ)(Ñ)	15,755	119
Syniverse Holdings, Inc. (Æ)	7,972	172
		291

	Principal Amount ($) or Shares	Market Value $
Utilities - 1.1%
El Paso Electric Co. (Æ)	13,814	299
Laclede Group, Inc. (The) (Ñ)	2,502	99
		398
Total Common Stocks (cost $34,098)		36,331
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	1,239	1
Total Short-Term Investments (cost $1)		1
Other Securities - 25.0%
State Street Navigator Securities Prime Lending Portfolio (d)	9,276,745	9,277
Total Other Securities (cost $9,277)		9,277
Total Investments - 122.9% (identified cost $43,375)		45,608
Other Assets and Liabilities, Net - (22.9%)		(8,511)
Net Assets - 100.0%		37,097

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Core Opportunities Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 6.0%
Coach, Inc. (Æ)	21,724	789
Home Depot, Inc.	29,209	799
International Game Technology (Ñ)	23,824	850
J Crew Group, Inc. (Æ)(Ñ)	16,500	615
Newell Rubbermaid, Inc. (Ñ)	37,972	762
		3,815
Consumer Staples - 14.3%
Colgate-Palmolive Co.	7,811	581
CVS Caremark Corp.	32,912	1,408
Energizer Holdings, Inc. (Æ)(Ñ)	8,000	653
Loews Corp. - Carolina Group (Ñ)	14,994	1,088
Procter & Gamble Co.	22,186	1,465
Wal-Mart Stores, Inc.	26,570	1,534
Walgreen Co. (Ñ)	29,723	1,070
WM Wrigley Jr. Co.	18,017	1,390
		9,189
Energy - 12.3%
Exxon Mobil Corp.	26,860	2,384
Halliburton Co. (Ñ)	30,721	1,492
Marathon Oil Corp.	28,619	1,471
Occidental Petroleum Corp.	12,309	1,132
Schlumberger, Ltd.	13,985	1,414
		7,893
Financials - 13.2%
Bank of America Corp.	38,250	1,301
Bank of New York Mellon Corp. (The)	21,247	946
Citigroup, Inc.	28,672	628
Goldman Sachs Group, Inc. (The)	6,663	1,175
JPMorgan Chase & Co.	40,752	1,752
Morgan Stanley	19,123	846
Wells Fargo & Co. (Ñ)	43,092	1,188
Willis Group Holdings, Ltd.	18,132	650
		8,486
Health Care - 11.7%
Baxter International, Inc.	20,731	1,267
Covidien, Ltd.	23,594	1,182
Medtronic, Inc. (Ñ)	29,044	1,471
Pfizer, Inc.	78,774	1,525
Psychiatric Solutions, Inc. (Æ)(Ñ)	25,754	939
UnitedHealth Group, Inc.	32,267	1,104
		7,488

	Principal Amount ($) or Shares	Market Value $
Industrials - 11.5%
ABB, Ltd. - ADR (Æ)	46,761	1,519
Ametek, Inc. (Ñ)	19,900	1,021
Danaher Corp. (Ñ)	15,883	1,241
General Electric Co.	66,598	2,046
United Technologies Corp.	22,181	1,576
		7,403
Information Technology - 19.6%
Apple, Inc. (Æ)	12,928	2,440
Cisco Systems, Inc. (Æ)	72,157	1,928
Corning, Inc.	51,086	1,397
Google, Inc. Class A (Æ)	1,980	1,160
International Business Machines Corp.	7,955	1,029
Microsoft Corp.	59,254	1,678
SanDisk Corp. (Æ)(Ñ)	27,411	776
Texas Instruments, Inc.	20,070	652
Visa, Inc. (Æ)	17,830	1,540
		12,600
Materials - 4.9%
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	11,250	1,302
Monsanto Co.	8,762	1,116
PPG Industries, Inc.	11,500	725
		3,143
Telecommunication Services - 2.0%
American Tower Corp. Class A (Æ)	28,236	1,291
Utilities - 3.4%
Edison International	15,335	816
Exelon Corp.	15,438	1,359
		2,175
Total Common Stocks (cost $53,821)		63,483
Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	715,567	716
Total Short-Term Investments (cost $716)		716

Core Opportunities Fund

SSgA
Core Opportunities Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 15.5%
State Street Navigator Securities Prime Lending Portfolio (d)	9,944,641	9,945
Total Other Securities (cost $9,945)		9,945
Total Investments - 115.5% (identified cost $64,482)		74,144
Other Assets and Liabilities, Net - (15.5%)		(9,951)
Net Assets - 100.0%		64,193

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Apartments - 13.7%
AvalonBay Communities, Inc. (ö)(Ñ)	43,069	4,359
BRE Properties, Inc. Class A (ö)(Ñ)	59,241	2,871
Equity Residential (ö)	217,035	9,178
Essex Property Trust, Inc. (ö)(Ñ)	40,939	4,891
		21,299
Diversified - 7.1%
Vornado Realty Trust (ö)(Ñ)	112,785	11,022
Health Care - 9.2%
HCP, Inc. (ö)	162,340	5,562
Medical Properties Trust, Inc. (ö)(Ñ)	128,990	1,575
Ventas, Inc. (ö)	150,731	7,184
		14,321
Hotels/Leisure - 7.0%
Host Hotels & Resorts, Inc. (ö)	346,124	5,950
LaSalle Hotel Properties (ö)(Ñ)	79,701	2,616
Starwood Hotels & Resorts Worldwide, Inc. (ö)	47,532	2,300
		10,866
Industrial - 15.7%
AMB Property Corp. (ö)	108,699	6,407
Digital Realty Trust, Inc. (ö)(Ñ)	115,835	4,900
Prologis (ö)	213,581	13,227
		24,534
Office - 15.9%
Boston Properties, Inc. (ö)	104,110	10,176
Corporate Office Properties Trust (ö)	92,225	3,496
Douglas Emmett, Inc. (ö)	174,529	4,276
SL Green Realty Corp. (ö)	67,939	6,773
		24,721
Regional Malls - 16.0%
General Growth Properties, Inc. (ö)(Ñ)	127,486	5,298
Simon Property Group, Inc. (ö)	162,360	16,132
Taubman Centers, Inc. (ö)	63,416	3,409
		24,839
Storage - 4.2%
Public Storage (ö)	73,477	6,475

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 9.4%
Acadia Realty Trust (ö)(Ñ)	120,638	2,985
Kimco Realty Corp. (ö)(Ñ)	180,486	7,102
Regency Centers Corp. (ö)	66,822	4,443
		14,530
Total Common Stocks (cost $104,355)		152,607
Short-Term Investments - 1.9%
AIM Short Term Investment Prime Portfolio	2,143	2
Federated Investors Prime Cash Obligations Fund	2,895,663	2,896
Total Short-Term Investments (cost $2,898)		2,898
Other Securities - 21.4%
State Street Navigator Securities Prime Lending Portfolio (d)	33,341,141	33,341
Total Other Securities (cost $33,341)		33,341
Total Investments - 121.5% (identified cost $140,594)		188,846
Other Assets and Liabilities, Net - (21.5%)		(33,393)
Net Assets - 100.0%		155,453

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
Aggressive Equity Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 8.5%
Autozone, Inc. (Æ)(Ñ)	2,216	280
Bally Technologies, Inc. (Æ)(Ñ)	2,100	94
GameStop Corp. Class A (Æ)(Ñ)	800	40
Jakks Pacific, Inc. (Æ)(Ñ)	1,400	33
McDonald's Corp.	5,189	308
		755
Consumer Staples - 10.6%
Altria Group, Inc.	300	7
Coca-Cola Enterprises, Inc. (Ñ)	6,300	127
Darling International, Inc. (Æ)(Ñ)	1,882	30
Pepsi Bottling Group, Inc. (Ñ)	6,563	213
Philip Morris International, Inc. (Æ)	300	16
Safeway, Inc. (Ñ)	6,100	194
Wal-Mart Stores, Inc.	6,100	352
		939
Energy - 15.9%
Chevron Corp.	3,821	379
ConocoPhillips (Ñ)	3,806	354
Exxon Mobil Corp.	5,838	518
Occidental Petroleum Corp.	800	74
W&T Offshore, Inc. (Ñ)	1,500	84
		1,409
Financials - 14.9%
Aspen Insurance Holdings, Ltd. (Ñ)	7,000	179
Axis Capital Holdings, Ltd.	7,487	262
Community Bank System, Inc. (Ñ)	5,200	126
Ezcorp, Inc. Class A (Æ)(Ñ)	7,400	93
Knight Capital Group, Inc. Class A (Æ)	9,400	167
MetLife, Inc. (Ñ)	822	49
National Penn Bancshares, Inc. (Ñ)	10,500	180
Oriental Financial Group, Inc.	5,800	106
Republic Bancorp, Inc. Class A (Ñ)	6,300	157
		1,319
Health Care - 10.8%
Aetna, Inc. (Ñ)	1,589	75
AMERIGROUP Corp. Class A (Æ)(Ñ)	1,700	47
Centene Corp. (Æ)(Ñ)	2,700	57
Martek Biosciences Corp. (Æ)(Ñ)	5,000	189
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	3,000	177
United Therapeutics Corp. (Æ)(Ñ)	1,549	148
Warner Chilcott, Ltd. (Æ)(Ñ)	15,176	263
		956
Industrials - 11.9%
CIRCOR International, Inc. (Ñ)	1,800	96
L-3 Communications Holdings, Inc. (Ñ)	1,600	172

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp. (Ñ)	2,714	297
Perini Corp. (Æ)(Ñ)	5,911	228
Roper Industries, Inc. (Ñ)	4,094	266
		1,059
Information Technology - 16.0%
Hewitt Associates, Inc. Class A (Æ)	2,240	88
International Business Machines Corp. (Ñ)	2,976	385
Ixia (Æ)(Ñ)	27,564	223
Microsoft Corp. (Ñ)	200	6
Oracle Corp. (Æ)	14,463	330
Progress Software Corp. (Æ)	3,000	93
Western Digital Corp. (Æ)(Ñ)	7,800	293
		1,418
Materials - 6.4%
Lubrizol Corp. (Ñ)	660	37
Monsanto Co.	2,600	331
Terra Industries, Inc. (Ñ)	4,544	199
		567
Telecommunication Services - 1.0%
Centennial Communications Corp. (Æ)(Ñ)	12,100	92
Utilities - 3.2%
Dominion Resources, Inc. (Ñ)	6,134	284
Total Common Stocks (cost $8,177)		8,798
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Funds	135	±
Total Short-Term Investments (cost $0)		±
Other Securities - 24.4%
Sate Street Navigator Securities Prime Lending Portfolio (d)	2,161,684	2,162
Total Other Securities (cost $2,162)		2,162
Total Investments - 123.6% (identified cost $10,339)		10,960
Other Assets and Liabilities, Net - (23.6%)		(2,092)
Net Assets - 100.0%		8,868

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.7%
Consumer Discretionary - 9.4%
99 Cents Only Stores (Æ)(Ñ)	5,700	48
Amazon.com, Inc. (Æ)(Ñ)	4,500	367
AutoNation, Inc. (Æ)(Ñ)	7,400	117
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	124
Best Buy Co., Inc.	5,225	244
Black & Decker Corp. (Ñ)	5,400	349
Brunswick Corp. (Ñ)	4,700	64
Carnival Corp. (Ñ)	4,300	172
CBS Corp. Class B	13,001	281
Citadel Broadcasting Corp. (Ñ)	4,085	7
Coach, Inc. (Æ)	16,976	616
Comcast Corp. Class A (Ñ)	63,466	1,428
Denny's Corp. (Æ)(Ñ)	20,300	82
DIRECTV Group, Inc. (The) (Æ)(Ñ)	24,011	675
DR Horton, Inc. (Ñ)	5,100	65
Ethan Allen Interiors, Inc. (Ñ)	8,566	240
Family Dollar Stores, Inc.	2,500	54
Ford Motor Co. (Æ)(Ñ)	43,221	294
Gap, Inc. (The)	7,300	133
General Motors Corp. (Ñ)	9,900	169
Genuine Parts Co.	2,900	128
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,000	102
Hanesbrands, Inc. (Æ)	1,900	63
Harley-Davidson, Inc. (Ñ)	11,100	461
Home Depot, Inc.	27,700	758
Jakks Pacific, Inc. (Æ)(Ñ)	100	2
JC Penney Co., Inc.	3,900	157
Johnson Controls, Inc.	24,000	817
Kohl's Corp. (Æ)	5,700	255
Koninklijke Philips Electronics NV	6,389	246
Leggett & Platt, Inc. (Ñ)	7,700	147
Liberty Global, Inc. Class A (Æ)(Ñ)	6,800	244
Liberty Media Corp. - Capital (Æ)	1,201	18
Liberty Media Corp. - Entertainment (Æ)	4,804	130
Liberty Media Corp. - Interactive (Æ)	7,298	124
Lowe's Cos., Inc.	20,000	480
Macy's, Inc.	9,268	219
Marriott International, Inc. Class A	14,600	481
Matthews International Corp. Class A (Ñ)	3,500	167
McClatchy Co. Class A (Ñ)	3,070	27
McDonald's Corp.	20,130	1,194
Meredith Corp. (Ñ)	6,300	207
New York Times Co. (The) (Ñ)	17,100	298
Newell Rubbermaid, Inc.	14,600	293
News Corp. Class A	27,100	486
Nordstrom, Inc. (Ñ)	3,600	126
Office Depot, Inc. (Æ)	4,800	61
Omnicom Group, Inc.	3,200	157
Phillips-Van Heusen Corp. (Ñ)	5,200	236

	Principal Amount ($) or Shares	Market Value $
Sears Holdings Corp. (Æ)(Ñ)	4,839	410
Sherwin-Williams Co. (The) (Ñ)	5,700	320
Sonic Automotive, Inc. Class A (Ñ)	4,700	88
Staples, Inc.	8,400	197
Starbucks Corp. (Æ)(Ñ)	8,800	160
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	208
Target Corp.	14,600	779
Tiffany & Co. (Ñ)	10,500	515
Time Warner, Inc.	69,850	1,109
Viacom, Inc. Class B (Æ)	12,101	434
WABCO Holdings, Inc.	866	45
Walt Disney Co. (The)	53,200	1,788
Washington Post Co. (The) Class B	521	327
Whirlpool Corp. (Ñ)	4,900	361
Wyndham Worldwide Corp. (Ñ)	3,360	74
Yum! Brands, Inc.	5,200	206
		20,634
Consumer Staples - 9.9%
Altria Group, Inc.	41,385	921
Anheuser-Busch Cos., Inc.	26,491	1,522
Archer-Daniels-Midland Co.	18,198	722
Arden Group, Inc. Class A (Ñ)	700	82
Campbell Soup Co.	10,190	341
Coca-Cola Co. (The)	37,575	2,152
ConAgra Foods, Inc.	21,300	502
Costco Wholesale Corp.	6,100	435
CVS Caremark Corp.	19,119	818
Dean Foods Co. (Æ)	6,600	144
Energizer Holdings, Inc. (Æ)	300	25
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	75
Imperial Sugar Co. (Ñ)	700	10
JM Smucker Co. (The)	2,200	116
Kellogg Co.	7,435	385
Kimberly-Clark Corp.	13,688	873
Kraft Foods, Inc. Class A	34,109	1,108
Kroger Co. (The)	24,800	686
PepsiCo, Inc.	30,123	2,057
Philip Morris International, Inc. (Æ)	41,385	2,179
Procter & Gamble Co.	59,115	3,905
Rite Aid Corp. (Æ)(Ñ)	25,600	58
Safeway, Inc.	18,600	593
Sara Lee Corp.	36,430	502
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	24
SUPERVALU, Inc.	8,500	298
Sysco Corp.	19,900	614
Walgreen Co.	16,300	587
		21,734

IAM Shares Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 13.4%
Anadarko Petroleum Corp.	7,000	525
Apache Corp.	5,400	724
Baker Hughes, Inc.	6,200	549
BP PLC - ADR (Ñ)	3,568	259
Chevron Corp.	47,329	4,693
ConocoPhillips	28,377	2,642
Devon Energy Corp.	7,700	893
El Paso Corp. (Ñ)	10,300	201
EOG Resources, Inc.	3,200	412
Exxon Mobil Corp.	110,168	9,778
Halliburton Co. (Ñ)	14,660	712
Hess Corp.	6,100	749
Marathon Oil Corp.	8,200	421
Occidental Petroleum Corp.	8,000	735
Schlumberger, Ltd.	31,782	3,214
Spectra Energy Corp.	9,498	257
Transocean, Inc. (Æ)	9,069	1,362
Valero Energy Corp.	8,200	417
Williams Cos., Inc.	8,400	320
XTO Energy, Inc.	7,625	485
		29,348
Financials - 13.5%
ACE, Ltd.	3,200	192
Aegon NV	32,703	498
Aflac, Inc.	7,900	530
Allstate Corp. (The)	8,800	448
American Express Co.	21,200	983
American Financial Group, Inc. (Ñ)	19,521	582
American International Group, Inc.	34,074	1,227
Ameriprise Financial, Inc.	3,340	158
AON Corp.	5,900	278
Bank of America Corp.	77,134	2,623
Bank of New York Mellon Corp. (The)	18,598	828
BB&T Corp. (Ñ)	7,900	249
Bear Stearns Cos., Inc. (The) (Ñ)	1,600	15
Capital One Financial Corp. (Ñ)	8,061	388
Charles Schwab Corp. (The)	13,300	295
Chubb Corp.	2,800	151
Citigroup, Inc.	106,601	2,334
Countrywide Financial Corp.	8,200	43
Discover Financial Services	6,550	112
E*Trade Financial Corp. (Æ)(Ñ)	7,100	29
Federal National Mortgage Association	12,200	330
Fifth Third Bancorp (Ñ)	6,200	116
Forestar Real Estate Group, Inc. (Æ)	2,866	72
Franklin Resources, Inc.	1,700	172
Freddie Mac	7,900	201
Goldman Sachs Group, Inc. (The)	5,700	1,006
Guaranty Financial Group, Inc. (Æ)(Ñ)	2,866	18

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.	3,200	227
Host Hotels & Resorts, Inc. (ö)	30,354	522
HSBC Holdings PLC - ADR	10,139	854
Janus Capital Group, Inc. (Ñ)	28,787	835
JPMorgan Chase & Co.	58,686	2,524
Keycorp	5,100	99
Lehman Brothers Holdings, Inc. (Ñ)	8,400	309
M&T Bank Corp. (Ñ)	1,300	113
Marsh & McLennan Cos., Inc. (Ñ)	9,000	245
Marshall & Ilsley Corp. (Ñ)	2,900	67
Merrill Lynch & Co., Inc.	14,200	624
MetLife, Inc.	11,600	696
Moody's Corp. (Ñ)	4,000	148
Morgan Stanley	13,100	579
National City Corp. (Ñ)	6,400	37
Northern Trust Corp.	3,100	236
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	112
PNC Financial Services Group, Inc.	4,100	263
Potlatch Corp. (ö)(Ñ)	10,700	517
Principal Financial Group, Inc. (Ñ)	2,500	135
Progressive Corp. (The) (Ñ)	9,600	193
Prologis (ö)	3,200	198
Prudential Financial, Inc.	7,600	568
Regions Financial Corp. (Ñ)	10,442	186
Simon Property Group, Inc. (ö)	3,100	308
SLM Corp. (Æ)	6,300	143
Sovereign Bancorp, Inc. (Ñ)	6,245	57
SunTrust Banks, Inc. (Ñ)	3,900	204
Synovus Financial Corp. (Ñ)	4,200	48
Travelers Cos., Inc. (The)	24,883	1,239
US Bancorp	23,912	794
Vornado Realty Trust (ö)(Ñ)	2,000	195
Wachovia Corp. (Ñ)	31,819	757
Washington Mutual, Inc. (Ñ)	11,550	104
Wells Fargo & Co.	56,700	1,563
		29,577
Health Care - 10.5%
Abbott Laboratories	25,400	1,431
Aetna, Inc.	8,000	377
Allergan, Inc.	4,200	242
Allied Healthcare Products (Æ)	700	5
Amgen, Inc. (Æ)	19,872	875
Applera Corp. - Applied Biosystems Group	15,135	526
Applera Corp. - Celera Group (Æ)	6,600	85
Baxter International, Inc.	20,536	1,255
Biogen Idec, Inc. (Æ)	4,800	301
Boston Scientific Corp. (Æ)	15,263	203
Bristol-Myers Squibb Co.	26,000	593
Cardinal Health, Inc.	4,000	226
Cigna Corp.	4,500	183

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Coventry Health Care, Inc. (Æ)	2,100	97
Covidien, Ltd.	9,175	460
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	446
Eli Lilly & Co.	17,200	828
Express Scripts, Inc. Class A (Æ)	4,600	332
Forest Laboratories, Inc. (Æ)	4,400	158
Genzyme Corp. (Æ)	3,800	260
Gilead Sciences, Inc. (Æ)	13,600	752
Humana, Inc. (Æ)	2,200	112
Invitrogen Corp. (Æ)	10,824	497
Johnson & Johnson	37,100	2,476
McKesson Corp.	4,600	265
Medco Health Solutions, Inc. (Æ)	10,124	491
Medtronic, Inc.	18,500	937
Merck & Co., Inc.	48,656	1,896
PerkinElmer, Inc.	11,700	331
Pfizer, Inc.	95,345	1,846
Schering-Plough Corp.	38,300	781
St. Jude Medical, Inc. (Æ)	5,200	212
STERIS Corp.	11,691	354
Stryker Corp.	3,200	207
Thermo Fisher Scientific, Inc. (Æ)	11,200	661
UnitedHealth Group, Inc.	22,100	756
WellPoint, Inc. (Æ)	8,500	474
Wyeth	16,300	725
Zimmer Holdings, Inc. (Æ)	3,370	245
		22,901
Industrials - 16.3%
3M Co.	19,600	1,520
Actuant Corp. Class A (Ñ)	7,800	285
Alaska Air Group, Inc. (Æ)(Ñ)	1,900	37
Allied Waste Industries, Inc. (Æ)	10,400	140
Ametek, Inc.	3,900	200
Arkansas Best Corp. (Ñ)	400	15
Avis Budget Group, Inc. (Æ)	1,800	25
Boeing Co.	16,400	1,357
Caterpillar, Inc.	16,921	1,398
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	48
Cooper Industries, Ltd. Class A (Ñ)	600	28
CSX Corp.	10,000	691
Cummins, Inc.	1,200	84
Danaher Corp.	12,700	993
Deere & Co.	11,000	895
Dover Corp.	13,200	714
Eaton Corp.	7,800	754
Emerson Electric Co.	29,000	1,687
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	298
FedEx Corp.	3,100	284
Foster Wheeler, Ltd. (Æ)	200	15
Gardner Denver, Inc. (Æ)	800	42

	Principal Amount ($) or Shares	Market Value $
General Dynamics Corp.	11,910	1,098
General Electric Co.	195,921	6,019
Goodrich Corp.	2,200	143
Hexcel Corp. (Æ)(Ñ)	2,600	69
HNI Corp. (Ñ)	900	23
Honeywell International, Inc.	20,362	1,214
Illinois Tool Works, Inc.	19,008	1,021
Ingersoll-Rand Co., Ltd. Class A	5,300	233
Kansas City Southern (Æ)	8,550	427
Katy Industries, Inc. (Æ)	5,900	7
KBR, Inc.	5,948	206
L-3 Communications Holdings, Inc.	4,800	515
Lockheed Martin Corp.	6,119	670
Manpower, Inc. (Ñ)	6,300	397
Masco Corp. (Ñ)	18,800	349
Metavante Technologies, Inc. (Æ)	966	25
Norfolk Southern Corp.	12,800	862
Northrop Grumman Corp.	10,496	792
PACCAR, Inc.	14,175	757
Parker Hannifin Corp.	3,000	254
Precision Castparts Corp.	2,400	290
Raytheon Co.	11,500	734
Rockwell Automation, Inc.	4,200	246
Rockwell Collins, Inc.	2,200	135
RR Donnelley & Sons Co.	12,300	404
Ryder System, Inc.	7,500	551
Siemens AG - ADR	2,700	307
Southwest Airlines Co.	28,225	369
Tecumseh Products Co. Class A (Æ)(Ñ)	3,800	133
Terex Corp. (Æ)	1,700	121
Textron, Inc.	4,200	263
Toro Co. (Ñ)	2,300	90
Trane, Inc.	2,600	121
Tyco International, Ltd.	9,175	415
UAL Corp. (Ñ)	1,200	10
Union Pacific Corp. (Ñ)	14,400	1,185
United Parcel Service, Inc. Class B	19,514	1,386
United Technologies Corp.	20,600	1,463
US Airways Group, Inc. (Æ)(Ñ)	2,300	9
Waste Management, Inc.	18,818	714
Watts Water Technologies, Inc. Class A (Ñ)	400	11
YRC Worldwide, Inc. (Æ)(Ñ)	200	3
		35,551
Information Technology - 14.8%
Adobe Systems, Inc. (Æ)	8,200	361
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	56
Agilent Technologies, Inc. (Æ)	4,142	155
Amphenol Corp. Class A	15,400	718
Analog Devices, Inc.	6,800	239
Apple, Inc. (Æ)	14,800	2,794

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Applied Materials, Inc.	20,600	408
Autodesk, Inc. (Æ)	3,000	124
Automatic Data Processing, Inc.	6,900	297
Axcelis Technologies, Inc. (Æ)	28,200	161
Broadcom Corp. Class A (Æ)	5,850	168
Broadridge Financial Solutions, Inc.	1,725	39
CA, Inc.	4,700	125
Cisco Systems, Inc. (Æ)	79,400	2,122
Computer Sciences Corp. (Æ)	10,845	533
Corning, Inc.	24,400	667
Dell, Inc. (Æ)	38,300	883
Diebold, Inc.	14,500	572
eBay, Inc. (Æ)	19,500	585
Electronic Arts, Inc. (Æ)	5,000	251
Electronic Data Systems Corp.	8,500	208
EMC Corp. (Æ)	30,000	523
Google, Inc. Class A (Æ)	3,000	1,757
Hewlett-Packard Co.	47,132	2,218
Intel Corp.	75,600	1,752
International Business Machines Corp.	20,500	2,653
Kla-Tencor Corp. (Ñ)	2,500	115
Maxim Integrated Products, Inc.	6,400	141
Micron Technology, Inc. (Æ)(Ñ)	13,500	109
Microsoft Corp.	167,000	4,729
Motorola, Inc.	39,700	370
National Semiconductor Corp.	5,600	118
NetApp, Inc. (Æ)(Ñ)	4,900	120
Nortel Networks Corp. (Æ)	5,700	47
Oracle Corp. (Æ)	65,749	1,502
Paychex, Inc.	4,300	149
QUALCOMM, Inc.	21,200	1,029
Quantum Corp. (Æ)	38,900	67
Seagate Technology	8,600	184
Sun Microsystems, Inc. (Æ)	11,150	144
Symantec Corp. (Æ)	17,345	377
Texas Instruments, Inc.	27,100	880
Total System Services, Inc.	2,032	50
Tyco Electronics, Ltd.	9,175	368
Western Union Co. (The)	8,736	207
Xerox Corp.	44,500	604
Xilinx, Inc. (Ñ)	7,000	190
Yahoo!, Inc. (Æ)(Ñ)	21,100	565
		32,434
Materials - 2.8%
AbitibiBowater, Inc. (Ñ)	416	5
Air Products & Chemicals, Inc.	6,000	612
Alcoa, Inc.	14,800	601
Allegheny Technologies, Inc. (Ñ)	3,100	232
AngloGold Ashanti, Ltd. - ADR (Ñ)	400	14
Ashland, Inc.	600	32

	Principal Amount ($) or Shares	Market Value $
Brush Engineered Materials, Inc. (Æ)	1,000	33
Chemtura Corp.	1,900	17
Domtar Corp. (Æ)	20,026	138
Dow Chemical Co. (The)	22,888	925
Ecolab, Inc.	1,100	49
EI Du Pont de Nemours & Co. (Ñ)	5,200	249
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	1,876	217
Hercules, Inc.	900	19
International Paper Co.	11,473	312
Martin Marietta Materials, Inc. (Ñ)	3,700	432
Monsanto Co.	4,200	535
Newmont Mining Corp. (Ñ)	5,100	242
PPG Industries, Inc. (Ñ)	2,800	176
Rohm & Haas Co. (Ñ)	7,236	391
Temple-Inland, Inc. (Ñ)	8,600	125
Vulcan Materials Co. (Ñ)	3,400	262
Weyerhaeuser Co.	6,303	393
		6,011
Telecommunication Services - 3.6%
AT&T, Inc.	118,581	4,732
Embarq Corp.	2,559	121
Fairpoint Communications, Inc. (Ñ)	1,202	11
Qwest Communications International, Inc. (Ñ)	25,000	121
Sprint Nextel Corp.	39,389	369
Verizon Communications, Inc.	63,772	2,453
		7,807
Utilities - 2.5%
AES Corp. (The) (Æ)	11,000	214
Ameren Corp. (Ñ)	3,000	136
American Electric Power Co., Inc.	5,300	224
Constellation Energy Group, Inc.	3,000	259
Dominion Resources, Inc.	10,600	491
Duke Energy Corp.	14,596	270
Edison International	5,500	293
Entergy Corp.	2,200	266
Exelon Corp.	11,300	994
FirstEnergy Corp.	4,200	331
FPL Group, Inc.	5,100	344
PG&E Corp. (Ñ)	5,800	230
PPL Corp.	6,400	328
Public Service Enterprise Group, Inc.	8,400	372
Sempra Energy (Ñ)	4,100	237
Southern Co. (Ñ)	11,200	405
		5,394
Total Common Stocks (cost $174,750)		211,391

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.1%
AIM Short Term Investment Treasury Portfolio	6,224,729	6,225
American Beacon Money Market Fund	104,723	105
United States Treasury Bills (ç)(ÿ)(§) 0.980% due 06/12/08	32	32
1.566% due 06/12/08	315	315
Total Short-Term Investments (cost $6,677)		6,677
Warrants & Rights - 0.0%
AngloGold Ashanti, Ltd. (Æ)	98	1
Raytheon Co. 2011 Warrants (Æ)	414	11
Total Warrants & Rights (cost $0)		12
Other Securities - 8.6%
State Street Navigator Securities Prime Lending Portfolio (d)	18,679,979	18,680
Total Other Securities (cost $18,680)		18,680
Total Investments - 108.4% (identified cost $200,107)		236,760
Other Assets and Liabilities, Net - (8.4%)		(18,343)
Net Assets - 100.0%		218,417

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 06/08 (19)	USD	6,653	387
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			387

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Large Cap Value Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 106.0%
Consumer Discretionary - 8.8%
Autozone, Inc. (Æ)	874	111
Big Lots, Inc. (Æ)	2,671	83
DISH Network Corp. Class A (Æ)	1,611	56
Fossil, Inc. (Æ)	2,284	72
Gap, Inc. (The)	8,071	147
McDonald's Corp.	2,237	133
NVR, Inc. (Æ)	264	149
Tupperware Brands Corp.	801	31
Warnaco Group, Inc. (The) (Æ)	1,100	53
		835
Consumer Staples - 6.6%
Altria Group, Inc.	3,415	76
Coca-Cola Enterprises, Inc.	1,347	27
Fresh Del Monte Produce, Inc. (Æ)	2,570	76
Philip Morris International, Inc. (Æ)	3,818	201
Procter & Gamble Co.	1,497	99
Safeway, Inc.	823	26
Universal Corp.	598	30
Wal-Mart Stores, Inc.	1,646	95
		630
Energy - 20.7%
Apache Corp.	495	66
Chevron Corp.	4,040	401
Cimarex Energy Co.	632	43
ConocoPhillips	4,094	381
Devon Energy Corp.	1,420	165
Exxon Mobil Corp.	7,703	684
Occidental Petroleum Corp.	1,192	110
Stone Energy Corp. (Æ)	748	50
Valero Energy Corp.	1,632	83
		1,983
Financials - 27.3%
ACE, Ltd.	2,616	157
Allied World Assurance Co. Holdings, Ltd.	1,074	49
Annaly Capital Management, Inc. (ö)	2,365	42
AON Corp.	2,830	134
Arch Capital Group, Ltd. (Æ)	1,429	101
Aspen Insurance Holdings, Ltd.	2,823	72
Assurant, Inc.	1,049	71
Axis Capital Holdings, Ltd.	2,430	85
Bank of America Corp.	4,621	157
Bank of Hawaii Corp.	1,062	57
Bank of New York Mellon Corp. (The)	2,768	123
Chubb Corp.	2,470	133
Citigroup, Inc.	1,192	26

	Principal Amount ($) or Shares	Market Value $
Cullen/Frost Bankers, Inc.	734	41
Discover Financial Services	8,256	142
Endurance Specialty Holdings, Ltd.	2,991	101
Federated Investors, Inc. Class B	1,211	45
Hudson City Bancorp, Inc.	1,963	35
JPMorgan Chase & Co.	7,529	324
Knight Capital Group, Inc. Class A (Æ)	6,087	108
Liberty Media Corp. - Capital Series A (Æ)	3,246	48
Northern Trust Corp.	2,247	171
PartnerRe, Ltd. - ADR	1,326	98
Platinum Underwriters Holdings, Ltd.	1,004	36
Senior Housing Properties Trust (ö)	4,655	103
UnionBanCal Corp.	3,026	151
		2,610
Health Care - 10.1%
Aetna, Inc.	2,254	106
AMERIGROUP Corp. (Æ)	2,723	75
Invitrogen Corp. (Æ)	640	30
Johnson & Johnson	3,641	243
Martek Biosciences Corp. (Æ)	1,119	42
Owens & Minor, Inc.	1,118	53
Pfizer, Inc.	14,431	279
Thermo Fisher Scientific, Inc. (Æ)	2,297	136
		964
Industrials - 10.7%
Acuity Brands, Inc.	754	40
AGCO Corp. (Æ)	924	56
Caterpillar, Inc.	490	41
EMCOR Group, Inc. (Æ)	1,103	32
General Electric Co.	9,043	278
Joy Global, Inc.	717	60
L-3 Communications Holdings, Inc.	1,521	163
Northrop Grumman Corp.	722	55
Parker Hannifin Corp.	1,502	127
Perini Corp. (Æ)	2,570	99
United Rentals, Inc. (Æ)	2,367	49
Watson Wyatt Worldwide, Inc. Class A	429	25
		1,025
Information Technology - 5.7%
Affiliated Computer Services, Inc. Class A (Æ)	564	30
Hewitt Associates, Inc. Class A (Æ)	781	31
International Business Machines Corp.	1,134	147
Microsoft Corp.	1,256	35
Oracle Corp. (Æ)	1,830	42
Western Digital Corp. (Æ)	3,284	123
Western Union Co. (The)	5,911	140
		548

Large Cap Value Fund

SSgA
Large Cap Value Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.8%
AK Steel Holding Corp.	769	55
CF Industries Holdings, Inc.	999	137
OM Group, Inc. (Æ)	2,216	96
Terra Industries, Inc.	3,125	136
Worthington Industries, Inc.	1,854	37
		461
Telecommunication Services - 4.2%
AT&T, Inc.	8,101	323
Verizon Communications, Inc.	2,046	79
		402
Utilities - 7.1%
American Electric Power Co., Inc.	2,465	104
Dominion Resources, Inc.	4,362	202
Duke Energy Corp.	2,953	55
Edison International	3,448	183
Energen Corp.	1,222	92
SCANA Corp.	1,091	44
		680
Total Common Stocks (cost $9,248)		10,138
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	45,006	45
Total Short-Term Investments (cost $45)		45
Total Investments - 106.5% (identified cost $9,293)		10,183
Other Assets and Liabilities, Net - (6.5%)		(622)
Net Assets - 100.0%		9,561

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

SSgA
Concentrated Growth Opportunities Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 104.9%
Consumer Discretionary - 11.4%
Coach, Inc. (Æ)	8,597	312
Home Depot, Inc.	15,851	434
International Game Technology	10,126	361
J Crew Group, Inc. (Æ)	4,939	184
		1,291
Consumer Staples - 10.3%
CVS Caremark Corp.	10,498	449
Energizer Holdings, Inc. (Æ)	3,307	270
Walgreen Co.	12,461	449
		1,168
Energy - 7.6%
Marathon Oil Corp.	8,473	435
Occidental Petroleum Corp.	4,608	424
		859
Financials - 4.9%
CME Group, Inc. Class A	694	299
Goldman Sachs Group, Inc. (The)	1,448	255
		554
Health Care - 13.8%
Baxter International, Inc.	8,845	540
Medtronic, Inc.	12,089	613
Pfizer, Inc.	21,389	414
		1,567
Industrials - 12.9%
ABB, Ltd. - ADR (Æ)	12,399	403
Ametek, Inc.	8,266	424
United Technologies Corp.	8,990	638
		1,465
Information Technology - 33.0%
Apple, Inc. (Æ)	3,203	605
Cisco Systems, Inc. (Æ)	29,469	787
Corning, Inc.	25,129	687
Google, Inc. Class A (Æ)	1,323	775
SanDisk Corp. (Æ)	12,792	362
Visa, Inc. (Æ)	6,200	536
		3,752

	Principal Amount ($) or Shares	Market Value $
Materials - 6.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,513	406
Monsanto Co.	2,997	382
		788
Telecommunication Services - 4.1%
American Tower Corp. Class A (Æ)	10,333	472
Total Common Stocks (cost $10,434)		11,916
Short-Term Investments - 1.7%
SSgA Prime Money Market Fund	188,572	189
Total Short-Term Investments (cost $189)		189
Total Investments - 106.6% (identified cost $10,623)		12,105
Other Assets and Liabilities, Net - (6.6%)		(750)
Net Assets - 100.0%		11,355

See accompanying notes which are an integral part of the schedules of investments.

Concentrated Growth Opportunities Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.5%
Consumer Discretionary - 12.5%
Apollo Group, Inc. Class A (Æ)	5,000	239
Autozone, Inc. (Æ)	2,200	278
Big Lots, Inc. (Æ)(Å)	2,600	81
DR Horton, Inc.	7,700	98
GameStop Corp. Class A (Æ)	4,900	243
McDonald's Corp.	4,200	249
NVR, Inc. (Æ)	375	212
Skechers U.S.A., Inc. Class A (Æ)	1,990	48
		1,448
Consumer Staples - 3.5%
Altria Group, Inc.	1,500	33
Casey's General Stores, Inc.	10,800	236
Universal Corp.	1,100	55
Wal-Mart Stores, Inc.	1,500	87
		411
Energy - 16.2%
Apache Corp.	851	114
ConocoPhillips	3,885	362
ENSCO International, Inc.	4,100	294
Exxon Mobil Corp. (Å)	6,875	610
Massey Energy Co.	3,954	256
McMoRan Exploration Co. (Æ)	7,293	233
		1,869
Financials - 15.0%
ACE, Ltd. (Å)	3,000	180
Allied World Assurance Co. Holdings, Ltd.	700	32
AON Corp.	3,800	179
Axis Capital Holdings, Ltd.	3,700	130
Chubb Corp.	1,108	60
Hudson City Bancorp, Inc.	10,000	178
JPMorgan Chase & Co.	8,500	366
Knight Capital Group, Inc. Class A (Æ)	15,300	272
Northern Trust Corp.	3,400	258
UnionBanCal Corp.	1,454	73
		1,728
Health Care - 11.7%
AMERIGROUP Corp. Class A (Æ)	9,009	249
Invitrogen Corp. (Æ)	5,200	239
Martek Biosciences Corp. (Æ)	6,474	244
Pfizer, Inc. (Å)	19,620	380
United Therapeutics Corp. (Æ)	2,471	236
		1,348

	Principal Amount ($) or Shares	Market Value $
Industrials - 7.3%
AGCO Corp. (Æ)	3,400	205
General Electric Co. (Å)	1,318	40
L-3 Communications Holdings, Inc.	2,700	290
Lockheed Martin Corp. (Å)	2,673	293
Shaw Group, Inc. (The) (Æ)	292	18
		846
Information Technology - 11.3%
eBay, Inc. (Æ)	5,700	171
Hewlett-Packard Co.	1,400	66
Micros Systems, Inc. (Æ)	7,300	241
Microsoft Corp.	4,607	130
MicroStrategy, Inc. Class A (Æ)	3,100	247
Net 1 UEPS Technologies, Inc. (Æ)	7,270	203
Sapient Corp. (Æ)	28,785	190
Western Union Co. (The)	2,700	64
		1,312
Materials - 7.1%
AK Steel Holding Corp.	3,700	263
CF Industries Holdings, Inc.	1,200	164
Terra Industries, Inc.	3,500	153
Worthington Industries, Inc.	12,154	242
		822
Utilities - 4.9%
Dominion Resources, Inc.	2,300	107
Edison International	1,300	69
Energen Corp.	1,900	143
Mirant Corp. (Æ)	6,013	244
		563
Total Common Stocks (cost $9,654)		10,347
Short-Term Investments - 7.1%
AIM Short Term Investment Treasury Portfolio	503,076	503
Federated Investors Prime Cash Obligations Fund	317,121	317
Total Short-Term Investments (cost $820)		820
Total Investments - 96.6% (identified cost $10,474)		11,167

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (25.1%)
Consumer Discretionary - (6.9%)
Circuit City Stores, Inc.	(18,745)	(92)
Coldwater Creek, Inc. (Æ)	(23,300)	(152)
Corinthian Colleges, Inc. (Æ)	(7,745)	(99)
Harman International Industries, Inc.	(3,000)	(134)
Kohl's Corp. (Æ)	(2,313)	(104)
PetSmart, Inc.	(4,720)	(111)
Volcom, Inc. (Æ)	(4,252)	(108)
		(800)
Consumer Staples - (0.5%)
Pantry, Inc. (The) (Æ)	(4,468)	(55)
Energy - (2.9%)
Frontier Oil Corp.	(3,246)	(98)
Geokinetics, Inc. (Æ)	(2,501)	(48)
Goodrich Petroleum Corp. (Æ)	(1,578)	(67)
Hercules Offshore, Inc. (Æ)	(3,560)	(121)
		(334)
Financial Services - (0.1%)
PacWest Bancorp (Æ)	(868)	(18)
Financials - (3.9%)
Boston Properties, Inc. (ö)	(1,300)	(127)
M&T Bank Corp.	(608)	(53)
Post Properties, Inc. (ö)	(1,800)	(64)
Sovereign Bancorp, Inc.	(3,464)	(32)
Synovus Financial Corp.	(1,200)	(14)
UDR, Inc. (ö)	(4,600)	(114)
Washington Mutual, Inc.	(5,400)	(48)
		(452)
Health Care - (4.6%)
Genentech, Inc. (Æ)	(384)	(27)
Human Genome Sciences, Inc. (Æ)	(18,649)	(110)
Medcath Corp. (Æ)	(5,377)	(116)
PDL BioPharma, Inc.	(2,800)	(29)
RTI Biologics, Inc. (Æ)	(11,700)	(116)
Sepracor, Inc. (Æ)	(6,300)	(136)
		(534)
Industrials - (1.3%)
AAR Corp. (Æ)	(700)	(13)
Astec Industries, Inc. (Æ)	(389)	(15)
BE Aerospace, Inc. (Æ)	(1,900)	(66)
Rockwell Collins, Inc.	(237)	(15)
US Airways Group, Inc. (Æ)	(9,600)	(38)
		(147)

	Principal Amount ($) or Shares	Market Value $
Information Technology - (1.3%)
SAVVIS, Inc. (Æ)	(4,655)	(78)
Synchronoss Technologies, Inc. (Æ)	(5,600)	(74)
		(152)
Materials - (3.6%)
Haynes International, Inc. (Æ)	(1,886)	(129)
Louisiana-Pacific Corp.	(5,500)	(67)
RTI International Metals, Inc. (Æ)	(2,400)	(103)
Titanium Metals Corp.	(6,592)	(115)
		(414)
Total Securities Sold Short (proceeds $2,909)		(2,906)
Other Assets and Liabilities, Net - 28.5%		3,294
Net Assets - 100.0%		11,555

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Consumer Discretionary - 13.4%
1-800-FLOWERS.COM, Inc. Class A (Æ)	2,500	21
Aeropostale, Inc. (Æ)	8,600	300
AFC Enterprises (Æ)	5,000	50
Aftermarket Technology Corp. (Æ)	6,100	137
Ambassadors Group, Inc.	1,300	24
American Axle & Manufacturing Holdings, Inc.	3,400	63
American Greetings Corp. Class A	9,600	179
Bally Technologies, Inc. (Æ)	600	27
Blockbuster, Inc. Class A (Æ)	29,900	97
Blount International, Inc. (Æ)	800	11
Blyth, Inc.	8,100	158
Bob Evans Farms, Inc.	800	23
Books-A-Million, Inc. Class A	500	4
Brown Shoe Co., Inc.	2,225	38
Buckle, Inc. (The)	2,950	135
Cache, Inc. (Æ)	300	4
Callaway Golf Co.	12,000	152
Cardtronics, Inc. (Æ)	500	5
Carmike Cinemas, Inc.	600	5
CBRL Group, Inc.	4,000	118
CEC Entertainment, Inc. (Æ)	500	18
Champion Enterprises, Inc. (Æ)	5,000	42
Charter Communications, Inc. Class A (Æ)	1,400	2
Christopher & Banks Corp.	600	7
Citadel Broadcasting Corp.	13,500	24
Cooper Tire & Rubber Co.	11,500	126
Cox Radio, Inc. Class A (Æ)	1,700	22
Crown Media Holdings, Inc. Class A (Æ)	1,500	8
CSS Industries, Inc.	800	24
Deckers Outdoor Corp. (Æ)	1,600	219
Denny's Corp. (Æ)	6,200	25
DeVry, Inc.	5,600	319
Domino's Pizza, Inc. (Æ)	4,800	65
Eddie Bauer Holdings, Inc. (Æ)	2,357	11
Entravision Communications Corp. Class A (Æ)	500	3
Fossil, Inc. (Æ)	6,500	206
Gaiam, Inc. Class A (Æ)	2,100	33
Harris Interactive, Inc. (Æ)	5,900	11
Haverty Furniture Cos., Inc.	2,900	30
Hayes Lemmerz International, Inc. (Æ)	13,000	51
hhgregg, Inc. (Æ)	4,800	53
Hooker Furniture Corp.	2,900	59
Hovnanian Enterprises, Inc. Class A (Æ)	1,400	11
Iconix Brand Group, Inc. (Æ)	4,400	64

	Principal Amount ($) or Shares	Market Value $
Interactive Data Corp.	2,300	63
INVESTools, Inc. (Æ)	3,400	27
Jack in the Box, Inc. (Æ)	3,500	86
Jakks Pacific, Inc. (Æ)	3,400	80
JOS A Bank Clothiers, Inc. (Æ)	177	5
K-Swiss, Inc. Class A	400	6
Knology, Inc. (Æ)	3,400	50
Lear Corp. (Æ)	9,900	255
Lin TV Corp. Class A (Æ)	3,800	35
LodgeNet Interactive Corp. (Æ)	1,600	10
Lululemon Athletica, Inc. (Æ)	300	10
M/I Homes, Inc.	1,600	27
Maidenform Brands, Inc. (Æ)	3,300	50
Marvel Entertainment, Inc. (Æ)	2,500	85
Matthews International Corp. Class A	1,700	81
Midas, Inc. (Æ)	2,300	37
Monarch Casino & Resort, Inc. (Æ)	100	1
Morningstar, Inc. (Æ)	300	21
Move, Inc. (Æ)	9,500	29
NetFlix, Inc. (Æ)	8,500	258
Nexstar Broadcasting Group, Inc. Class A (Æ)	4,900	28
Overstock.com, Inc. (Æ)	1,200	30
Oxford Industries, Inc.	500	14
Papa John's International, Inc. (Æ)	2,900	85
Perry Ellis International, Inc. (Æ)	300	8
Polaris Industries, Inc.	4,100	196
Pre-Paid Legal Services, Inc. (Æ)	3,300	139
Premier Exhibitions, Inc. (Æ)	200	1
priceline.com, Inc. (Æ)	1,400	188
Pricesmart, Inc.	700	16
RC2 Corp. (Æ)	1,600	31
RCN Corp. (Æ)	5,700	69
Rent-A-Center, Inc. Class A (Æ)	1,952	41
Salem Communications Corp. Class A	419	1
Sally Beauty Holdings, Inc. (Æ)	200	2
Scholastic Corp. (Æ)	6,800	211
Sinclair Broadcast Group, Inc. Class A	6,500	58
Sonic Corp. (Æ)	1,900	36
Stewart Enterprises, Inc. Class A	21,100	146
Stoneridge, Inc. (Æ)	2,000	33
Superior Industries International, Inc.	1,200	25
Systemax, Inc.	1,600	31
Tempur-Pedic International, Inc.	1,700	18
Titan International, Inc.	500	20
Triarc Cos., Inc. Class B	5,700	40
Tupperware Brands Corp.	6,600	253
Unifirst Corp.	1,900	91
Visteon Corp. (Æ)	17,700	71

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warnaco Group, Inc. (The) (Æ)	5,700	275
Waste Services, Inc. (Æ)	800	6
Westwood One, Inc. (Æ)	9,300	16
Wolverine World Wide, Inc.	3,400	98
		6,477
Consumer Staples - 2.9%
Alliance One International, Inc. (Æ)	20,700	125
American Oriental Bioengineering, Inc. (Æ)	2,100	25
Arden Group, Inc. Class A	300	35
Boston Beer Co., Inc. Class A (Æ)	600	24
Cadiz, Inc. (Æ)	600	10
Cal-Maine Foods, Inc.	6,100	190
Casey's General Stores, Inc.	1,200	26
Chattem, Inc. (Æ)	600	37
Coca-Cola Bottling Co. Consolidated	500	26
Darling International, Inc. (Æ)	1,800	29
Elizabeth Arden, Inc. (Æ)	1,100	17
Flowers Foods, Inc.	2,025	57
Great Atlantic & Pacific Tea Co. (Æ)	500	13
Imperial Sugar Co.	200	3
J&J Snack Foods Corp.	1,300	38
Nash Finch Co.	6,100	233
Prestige Brands Holdings, Inc. (Æ)	4,700	51
Ralcorp Holdings, Inc. (Æ)	3,400	204
Spartan Stores, Inc.	700	17
Universal Corp.	1,700	84
USANA Health Sciences, Inc. (Æ)	3,100	79
Vector Group, Ltd.	3,045	53
		1,376
Energy - 7.6%
Alon USA Energy, Inc.	100	2
Alpha Natural Resources, Inc. (Æ)	500	41
Atlas America, Inc.	407	28
ATP Oil & Gas Corp. (Æ)	5,200	222
Atwood Oceanics, Inc. (Æ)	400	41
Bill Barrett Corp. (Æ)	1,500	81
BPZ Resources, Inc. (Æ)	200	5
Brigham Exploration Co. (Æ)	1,600	23
Cal Dive International, Inc. (Æ)	7,900	110
Callon Petroleum Co. (Æ)	200	5
Clayton Williams Energy, Inc. (Æ)	2,100	198
Complete Production Services, Inc. (Æ)	100	3
Comstock Resources, Inc. (Æ)	5,700	327
Contango Oil & Gas Co. (Æ)	700	59
Dawson Geophysical Co. (Æ)	200	14
Delek US Holdings, Inc.	1,200	16
Delta Petroleum Corp. (Æ)	600	13
Dril-Quip, Inc. (Æ)	1,700	99

	Principal Amount ($) or Shares	Market Value $
Edge Petroleum Corp. (Æ)	2,600	14
Energy Partners, Ltd. (Æ)	3,300	50
EXCO Resources, Inc. (Æ)	3,700	92
General Maritime Corp.	3,300	93
Grey Wolf, Inc. (Æ)	10,700	84
Gulf Island Fabrication, Inc.	2,300	95
Gulfmark Offshore, Inc. (Æ)	1,200	81
Harvest Natural Resources, Inc. (Æ)	3,700	41
Hornbeck Offshore Services, Inc. (Æ)	400	21
ION Geophysical Corp. (Æ)	1,100	18
Knightsbridge Tankers, Ltd.	300	10
Mariner Energy, Inc. (Æ)	7,100	232
McMoRan Exploration Co. (Æ)	7,700	246
Meridian Resource Corp. (Æ)	600	1
NATCO Group, Inc. Class A (Æ)	2,500	118
NGP Capital Resources Co.	1,900	31
Oil States International, Inc. (Æ)	2,400	140
Oilsands Quest, Inc. (Æ)	3,600	16
PetroHawk Energy Corp. (Æ)	7,600	223
Petroquest Energy, Inc. (Æ)	1,100	24
PHI, Inc. (Æ)	100	4
Rosetta Resources, Inc. (Æ)	4,200	113
Stone Energy Corp. (Æ)	4,200	284
Swift Energy Co. (Æ)	400	23
T-3 Energy Services, Inc. (Æ)	500	32
Trico Marine Services, Inc. (Æ)	5,300	204
Union Drilling, Inc. (Æ)	2,400	45
Vaalco Energy, Inc. (Æ)	4,000	29
		3,651
Financials - 17.5%
1st Source Corp.	460	10
Advance America Cash Advance Centers, Inc.	2,700	19
Alexander's, Inc. (Æ)(ö)	300	103
American Equity Investment Life Holding Co.	10,800	114
American Physicians Capital, Inc.	2,500	114
Amtrust Financial Services, Inc.	3,200	48
Anthracite Capital, Inc. (ö)	2,800	26
Argo Group International Holdings, Ltd. (Æ)	1,437	55
Ashford Hospitality Trust, Inc. (ö)	3,100	19
Aspen Insurance Holdings, Ltd.	3,400	87
Associated Estates Realty Corp. (ö)	7,000	82
Asta Funding, Inc.	200	2
Bancfirst Corp.	1,200	52
Banco Latinoamericano de Exportaciones SA Class E	8,260	150
BankAtlantic Bancorp, Inc. Class A	1,500	3
Banner Corp.	1,600	29

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Berkshire Hills Bancorp, Inc.	2,000	51
Boston Private Financial Holdings, Inc.	600	5
Capital Corp. of the West	2,100	12
CapLease, Inc. (ö)	1,200	10
Cass Information Systems, Inc.	200	6
Castlepoint Holdings, Ltd.	3,500	38
Central Pacific Financial Corp.	200	3
Chemical Financial Corp.	3,200	78
Citizens Republic Bancorp, Inc.	18,558	103
City Bank	150	2
City Holding Co.	2,500	108
Community Bank System, Inc.	200	5
Community Trust Bancorp, Inc.	200	6
Compass Diversified Holdings	11,800	162
Corus Bankshares, Inc.	1,800	10
CVB Financial Corp.	2,090	22
DCT Industrial Trust, Inc. (ö)	14,700	143
Deerfield Capital Corp. (ö)	604	1
DiamondRock Hospitality Co. (ö)	5,400	74
Education Realty Trust, Inc. (ö)	3,300	43
Equity Lifestyle Properties, Inc. (ö)	4,700	234
FBL Financial Group, Inc. Class A	1,900	51
FCStone Group, Inc. (Æ)	1,300	51
FelCor Lodging Trust, Inc. (ö)	16,800	250
First Bancorp	11,400	116
First Financial Corp.	500	16
First Industrial Realty Trust, Inc. (ö)	5,600	175
First Merchants Corp.	2,100	52
First Mercury Financial Corp. (Æ)	1,300	23
First Niagara Financial Group, Inc.	10,600	150
First Place Financial Corp.	800	10
First Regional Bancorp (Æ)	600	6
FirstMerit Corp.	900	18
Flagstar Bancorp, Inc.	300	1
Flagstone Reinsurance Holdings, Ltd.	8,000	104
FNB Corp.	1,700	25
Fpic Insurance Group, Inc. (Æ)	2,100	96
Franklin Bank Corp. (Æ)	2,700	3
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	22
GFI Group, Inc.	9,600	114
Glimcher Realty Trust (ö)	6,300	82
Great Southern Bancorp, Inc.	800	9
Green Bankshares, Inc.	500	10
Greenhill & Co., Inc.	3,900	235
Guaranty Bancorp (Æ)	2,688	16
Hallmark Financial Services (Æ)	200	3
Hanmi Financial Corp.	1,000	6
Harleysville Group, Inc.	2,500	98
Hersha Hospitality Trust (ö)	12,100	115
Hilltop Holdings, Inc. (Æ)	1,347	14

	Principal Amount ($) or Shares	Market Value $
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	1,850	20
IMPAC Mortgage Holdings, Inc. (Æ)(ö)	5,200	6
Independent Bank Corp.	3,700	22
Integra Bank Corp.	6,400	92
International Bancshares Corp.	1,000	25
IPC Holdings, Ltd.	7,100	202
Irwin Financial Corp.	7,500	31
Kansas City Life Insurance Co.	200	11
Kearny Financial Corp.	1,300	15
Knight Capital Group, Inc. Class A (Æ)	2,200	39
LaBranche & Co., Inc. (Æ)	8,300	56
Lakeland Bancorp, Inc.	1,365	20
Lexington Realty Trust (ö)	16,300	254
LTC Properties, Inc. (ö)	500	14
MainSource Financial Group, Inc.	420	7
Max Capital Group, Ltd.	100	2
MCG Capital Corp.	1,000	6
Medical Properties Trust, Inc. (ö)	6,300	77
MFA Mortgage Investments, Inc. (ö)	6,800	49
Montpelier Re Holdings, Ltd.	1,000	17
National Health Investors, Inc. (ö)	1,500	47
National Interstate Corp.	600	14
NorthStar Realty Finance Corp. (ö)	3,700	37
Odyssey Re Holdings Corp.	4,900	184
Old National Bancorp	3,800	66
optionsXpress Holdings, Inc.	5,300	121
Oriental Financial Group, Inc.	10,800	197
Pacific Capital Bancorp NA	3,400	68
PennantPark Investment Corp.	1,300	11
Pennsylvania Real Estate Investment Trust (ö)	7,800	209
Peoples Bancorp, Inc.	1,300	31
Phoenix Cos., Inc. (The)	9,600	97
Platinum Underwriters Holdings, Ltd.	4,100	145
PMA Capital Corp. Class A (Æ)	10,483	105
ProAssurance Corp. (Æ)	200	10
Prosperity Bancshares, Inc.	200	6
Provident Bankshares Corp.	400	4
Provident Financial Services, Inc.	9,600	151
Pzena Investment Management, Inc.	600	8
RAIT Financial Trust (ö)	2,600	23
Republic Bancorp, Inc. Class A	1,220	30
S&T Bancorp, Inc.	200	7
Saul Centers, Inc. (ö)	4,400	222
SeaBright Insurance Holdings, Inc. (Æ)	4,500	69
Security Capital Assurance, Ltd.	1,300	1
Selective Insurance Group	800	18
Senior Housing Properties Trust (ö)	100	2
Simmons First National Corp. Class A	900	27
Southwest Bancorp, Inc.	1,000	17

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Strategic Hotels & Resorts, Inc. (ö)	12,900	177
Suffolk Bancorp	600	20
Sun Communities, Inc. (ö)	11,100	223
Sunstone Hotel Investors, Inc. (ö)	12,000	231
Susquehanna Bancshares, Inc.	1,000	19
SVB Financial Group (Æ)	700	36
Taylor Capital Group, Inc.	3,775	49
Texas Capital Bancshares, Inc. (Æ)	700	13
Trustmark Corp.	1,100	22
UCBH Holdings, Inc.	1,100	5
UMB Financial Corp.	5,200	271
United Bankshares, Inc.	5,300	150
United Community Financial Corp.	1,200	7
W Holding Co., Inc.	4,600	5
Waddell & Reed Financial, Inc. Class A	8,200	290
WesBanco, Inc.	4,200	92
Western Alliance Bancorp (Æ)	100	1
		8,405
Health Care - 12.4%
Acadia Pharmaceuticals, Inc. (Æ)	600	5
Acorda Therapeutics, Inc. (Æ)	600	13
Affymetrix, Inc. (Æ)	100	1
Albany Molecular Research, Inc. (Æ)	8,300	116
Alexion Pharmaceuticals, Inc. (Æ)	1,300	93
Align Technology, Inc. (Æ)	1,900	25
Alkermes, Inc. (Æ)	600	8
Alliance Imaging, Inc. (Æ)	5,000	42
Alnylam Pharmaceuticals, Inc. (Æ)	8,200	237
AMERIGROUP Corp. (Æ)	4,500	124
Amicus Therapeutics, Inc. (Æ)	4,100	43
AMN Healthcare Services, Inc. (Æ)	4,200	73
Amsurg Corp. Class A (Æ)	100	3
Analogic Corp.	1,000	67
Angiodynamics, Inc. (Æ)	200	3
Animal Health International, Inc. (Æ)	800	5
Applera Corp. - Celera Group (Æ)	400	5
Apria Healthcare Group, Inc. (Æ)	2,400	40
Arena Pharmaceuticals, Inc. (Æ)	400	2
Arqule, Inc. (Æ)	1,000	4
Arthrocare Corp. (Æ)	200	9
Bio-Rad Laboratories, Inc. Class A (Æ)	700	63
Biodel, Inc. (Æ)	700	11
BioMarin Pharmaceutical, Inc. (Æ)	1,700	65
Bruker Corp. (Æ)	13,000	151
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	200	3
Centene Corp. (Æ)	7,800	165
Cepheid, Inc. (Æ)	3,800	100
Chemed Corp.	2,400	87
Conmed Corp. (Æ)	6,100	163

	Principal Amount ($) or Shares	Market Value $
Corvel Corp. (Æ)	1,500	54
Cubist Pharmaceuticals, Inc. (Æ)	5,900	113
Cutera, Inc. (Æ)	800	8
CV Therapeutics, Inc. (Æ)	1,200	11
Dendreon Corp. (Æ)	1,300	7
Dionex Corp. (Æ)	600	44
Durect Corp. (Æ)	300	1
Eclipsys Corp. (Æ)	100	2
Enzon Pharmaceuticals, Inc. (Æ)	24,100	212
Exelixis, Inc. (Æ)	6,900	44
Exponent, Inc. (Æ)	1,300	42
Greatbatch, Inc. (Æ)	400	8
Healthsouth Corp. (Æ)	600	11
Healthspring, Inc. (Æ)	6,300	117
Healthways, Inc. (Æ)	1,000	32
Hologic, Inc. (Æ)	7,200	173
Human Genome Sciences, Inc. (Æ)	5,700	34
Idenix Pharmaceuticals, Inc. (Æ)	1,000	7
Illumina, Inc. (Æ)	400	31
Immucor, Inc. (Æ)	2,550	68
Incyte Corp. (Æ)	11,500	112
Integra LifeSciences Holdings Corp. (Æ)	3,600	151
InterMune, Inc. (Æ)	1,300	18
Invacare Corp.	3,600	65
Kendle International, Inc. (Æ)	1,900	72
Keryx Biopharmaceuticals, Inc. (Æ)	400	—	±
Magellan Health Services, Inc. (Æ)	1,300	52
MannKind Corp. (Æ)	900	3
MAP Pharmaceuticals, Inc. (Æ)	100	1
Martek Biosciences Corp. (Æ)	1,600	60
Medarex, Inc. (Æ)	3,400	30
Medcath Corp. (Æ)	900	20
Medicis Pharmaceutical Corp. Class A	7,300	174
Mentor Corp.	4,200	132
Molina Healthcare, Inc. (Æ)	3,900	118
Momenta Pharmaceuticals, Inc. (Æ)	4,400	56
Myriad Genetics, Inc. (Æ)	400	19
Nabi Biopharmaceuticals (Æ)	3,400	14
Nektar Therapeutics (Æ)	5,800	26
Nighthawk Radiology Holdings, Inc. (Æ)	300	2
Novacea, Inc. (Æ)	2,100	7
NxStage Medical, Inc. (Æ)	1,300	6
Obagi Medical Products, Inc. (Æ)	300	3
Odyssey HealthCare, Inc. (Æ)	2,700	30
Onyx Pharmaceuticals, Inc. (Æ)	1,600	57
OraSure Technologies, Inc. (Æ)	6,600	36
OSI Pharmaceuticals, Inc. (Æ)	1,300	46
Osiris Therapeutics, Inc. (Æ)	3,100	43
Pain Therapeutics, Inc. (Æ)	4,800	39
Perrigo Co.	4,500	165
PharmaNet Development Group, Inc. (Æ)	1,700	29

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Phase Forward, Inc. (Æ)	1,200	21
Pozen, Inc. (Æ)	300	4
Protalix BioTherapeutics, Inc. (Æ)	700	2
PSS World Medical, Inc. (Æ)	500	9
Quidel Corp. (Æ)	3,600	61
Regeneron Pharmaceuticals, Inc. (Æ)	8,800	175
RehabCare Group, Inc. (Æ)	5,900	100
Res-Care, Inc. (Æ)	7,700	147
Rigel Pharmaceuticals, Inc. (Æ)	3,700	86
Salix Pharmaceuticals, Ltd. (Æ)	500	4
Santarus, Inc. (Æ)	1,686	4
Savient Pharmaceuticals, Inc. (Æ)	2,680	71
Sciele Pharma, Inc. (Æ)	4,900	107
Seattle Genetics, Inc. (Æ)	4,800	45
STERIS Corp.	8,900	269
SuperGen, Inc. (Æ)	4,100	10
SurModics, Inc. (Æ)	400	18
Synta Pharmaceuticals Corp. (Æ)	800	6
Tercica, Inc. (Æ)	6,000	26
Valeant Pharmaceuticals International (Æ)	2,900	48
Varian, Inc. (Æ)	3,800	211
Viropharma, Inc. (Æ)	10,100	97
Vital Signs, Inc.	1,100	63
Vivus, Inc. (Æ)	1,900	13
XenoPort, Inc. (Æ)	500	22
Zymogenetics, Inc. (Æ)	1,600	14
		5,964
Industrials - 17.0%
Actuant Corp. Class A	200	7
Acuity Brands, Inc.	5,700	304
Administaff, Inc.	1,300	36
Airtran Holdings, Inc. (Æ)	200	1
Allegiant Travel Co. (Æ)	3,700	77
American Woodmark Corp.	800	18
Ampco-Pittsburgh Corp.	4,700	219
AO Smith Corp.	800	29
Applied Industrial Technologies, Inc.	7,000	193
Argon ST, Inc. (Æ)	1,800	44
Arkansas Best Corp.	2,700	100
Astec Industries, Inc. (Æ)	300	12
Atlas Air Worldwide Holdings, Inc. (Æ)	3,000	186
Barnes Group, Inc.	2,700	86
Belden, Inc.	4,900	205
Bowne & Co., Inc.	3,700	57
Briggs & Stratton Corp.	300	4
Cascade Corp.	300	15
CBIZ, Inc. (Æ)	8,600	73
Cenveo, Inc. (Æ)	2,400	28
CIRCOR International, Inc.	1,500	80

	Principal Amount ($) or Shares	Market Value $
Columbus McKinnon Corp. (Æ)	3,300	94
Comfort Systems USA, Inc.	600	8
Compx International, Inc.	1,100	7
COMSYS IT Partners, Inc. (Æ)	2,300	23
Consolidated Graphics, Inc. (Æ)	2,800	154
CRA International, Inc. (Æ)	600	21
Cubic Corp.	5,000	126
Diamond Management & Technology Consultants, Inc. Class A	6,500	35
Dollar Financial Corp. (Æ)	9,300	185
Drew Industries, Inc. (Æ)	4,700	103
Dynamex, Inc. (Æ)	1,000	25
EMCOR Group, Inc. (Æ)	8,200	241
EnerSys (Æ)	1,300	41
EnPro Industries, Inc. (Æ)	6,700	269
Evergreen Energy, Inc. (Æ)	2,600	6
Evergreen Solar, Inc. (Æ)	5,800	60
First Advantage Corp. Class A (Æ)	1,400	28
Force Protection, Inc. (Æ)	800	3
FuelCell Energy, Inc. (Æ)	13,500	137
G&K Services, Inc. Class A	900	32
GeoEye, Inc. (Æ)	11,000	188
GrafTech International, Ltd. (Æ)	9,800	259
Granite Construction, Inc.	4,000	146
Heartland Express, Inc.	7,866	121
Heico Corp.	2,000	102
Heidrick & Struggles International, Inc.	4,100	118
Herman Miller, Inc.	800	20
HUB Group, Inc. Class A (Æ)	6,600	238
Hudson Highland Group, Inc. (Æ)	4,500	56
Hurco Cos., Inc. (Æ)	1,600	58
IHS, Inc. Class A (Æ)	2,100	125
II-VI, Inc. (Æ)	1,300	51
Interline Brands, Inc. (Æ)	1,300	23
Kadant, Inc. (Æ)	1,300	35
Kaman Corp. Class A	3,200	83
Kforce, Inc. (Æ)	5,600	52
Kimball International, Inc. Class B	2,300	24
Knoll, Inc.	1,600	24
Korn/Ferry International (Æ)	800	14
LB Foster Co. Class A (Æ)	1,600	55
M&F Worldwide Corp. (Æ)	500	18
Michael Baker Corp. (Æ)	1,300	29
Middleby Corp. (Æ)	1,400	80
Mueller Industries, Inc.	1,600	57
Multi-Color Corp.	100	2
Navigant Consulting, Inc. (Æ)	4,800	97
Nordson Corp.	4,000	287
Orbital Sciences Corp. (Æ)	3,000	78
PeopleSupport, Inc. (Æ)	2,500	23
Perini Corp. (Æ)	2,900	112

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pike Electric Corp. (Æ)	3,900	61
Polypore International, Inc. (Æ)	600	14
QC Holdings, Inc.	600	5
Quanex Building Products Corp.	1,300	23
Raser Technologies, Inc. (Æ)	1,100	12
Regal-Beloit Corp.	1,100	51
Republic Airways Holdings, Inc. (Æ)	5,500	67
Robbins & Myers, Inc.	4,200	170
School Specialty, Inc. (Æ)	1,600	50
Skywest, Inc.	2,800	43
Spherion Corp. (Æ)	18,700	94
Standard Parking Corp. (Æ)	3,700	79
Superior Essex, Inc. (Æ)	300	13
Taser International, Inc. (Æ)	400	3
Tecumseh Products Co. Class A (Æ)	1,000	35
Teledyne Technologies, Inc. (Æ)	600	33
Tennant Co.	400	14
Tetra Tech, Inc. (Æ)	5,600	148
TransDigm Group, Inc. (Æ)	1,200	52
TrueBlue, Inc. (Æ)	12,200	178
Twin Disc, Inc.	1,900	36
United Stationers, Inc. (Æ)	400	17
Valmont Industries, Inc.	400	46
Viad Corp.	6,300	208
Vicor Corp.	500	6
Volt Information Sciences, Inc. (Æ)	6,900	103
Wabash National Corp.	2,800	24
Wabtec Corp.	2,000	93
Walter Industries, Inc. Class A	100	9
Waste Connections, Inc. (Æ)	4,350	143
Watson Wyatt Worldwide, Inc. Class A	2,000	117
Werner Enterprises, Inc.	300	6
Woodward Governor Co.	7,600	306
		8,206
Information Technology - 16.8%
Actel Corp. (Æ)	2,100	36
Actuate Corp. (Æ)	2,600	13
Adtran, Inc.	900	22
Advanced Energy Industries, Inc. (Æ)	200	3
Advent Software, Inc. (Æ)	1,200	52
Agilysys, Inc.	1,200	12
Airvana, Inc. (Æ)	100	1
American Superconductor Corp. (Æ)	400	14
Amkor Technology, Inc. (Æ)	17,000	181
Anaren, Inc. (Æ)	1,200	16
Anixter International, Inc. (Æ)	1,600	104
Ansys, Inc. (Æ)	4,100	194
AsiaInfo Holdings, Inc. (Æ)	1,600	22
Atheros Communications, Inc. (Æ)	700	23
Black Box Corp.	400	11

	Principal Amount ($) or Shares	Market Value $
Blackbaud, Inc.	1,600	38
Blue Coat Systems, Inc. (Æ)	6,100	111
Bottomline Technologies, Inc. (Æ)	700	7
Brooks Automation, Inc. (Æ)	1,600	16
Checkpoint Systems, Inc. (Æ)	3,700	96
Chordiant Software, Inc. (Æ)	3,600	23
Ciber, Inc. (Æ)	8,100	57
Cirrus Logic, Inc. (Æ)	12,100	79
CMGI, Inc. (Æ)	7,010	105
Cogent, Inc. (Æ)	700	8
Commvault Systems, Inc. (Æ)	1,200	21
comScore, Inc. (Æ)	1,500	37
Comtech Telecommunications Corp. (Æ)	5,800	269
Credence Systems Corp. (Æ)	4,300	5
CSG Systems International, Inc. (Æ)	8,400	112
CTS Corp.	2,300	25
Cymer, Inc. (Æ)	300	9
DealerTrack Holdings, Inc. (Æ)	2,000	42
Digi International, Inc. (Æ)	6,000	54
Digital River, Inc. (Æ)	1,200	48
Double-Take Software, Inc. (Æ)	4,800	63
Dycom Industries, Inc. (Æ)	1,500	26
Earthlink, Inc. (Æ)	600	6
Electronics for Imaging, Inc. (Æ)	5,700	94
Emulex Corp. (Æ)	16,900	237
EPIQ Systems, Inc. (Æ)	4,750	78
Extreme Networks (Æ)	500	2
Flir Systems, Inc. (Æ)	100	4
Forrester Research, Inc. (Æ)	5,000	151
Foundry Networks, Inc. (Æ)	5,600	76
Gartner, Inc. (Æ)	1,900	41
Greenfield Online, Inc. (Æ)	1,200	15
iGate Corp. (Æ)	300	3
Imergent, Inc.	1,200	14
Informatica Corp. (Æ)	1,000	18
infoUSA, Inc.	11,500	64
Insight Enterprises, Inc. (Æ)	1,200	16
Integral Systems, Inc. (Æ)	300	12
InterDigital, Inc. (Æ)	1,200	30
Internap Network Services Corp. (Æ)	1,100	6
Interwoven, Inc. (Æ)	10,500	141
Intevac, Inc. (Æ)	500	6
Ixia (Æ)	1,200	10
IXYS Corp. (Æ)	1,100	13
Jack Henry & Associates, Inc.	1,300	31
JDA Software Group, Inc. (Æ)	6,300	128
Kulicke & Soffa Industries, Inc. (Æ)	1,300	9
L-1 Identity Solutions, Inc. (Æ)	900	14
Littelfuse, Inc. (Æ)	4,100	155
Magma Design Automation, Inc. (Æ)	3,700	28
Manhattan Associates, Inc. (Æ)	5,000	127

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mantech International Corp. Class A (Æ)	1,200	60
Mattson Technology, Inc. (Æ)	5,300	27
MAXIMUS, Inc.	3,200	118
Measurement Specialties, Inc. (Æ)	2,500	49
MercadoLibre, Inc. (Æ)	3,300	155
Methode Electronics, Inc.	10,800	124
Micrel, Inc.	16,500	158
Micros Systems, Inc. (Æ)	4,400	145
MKS Instruments, Inc. (Æ)	7,400	174
MPS Group, Inc. (Æ)	8,800	101
MTS Systems Corp.	800	30
Multi-Fineline Electronix, Inc. (Æ)	300	6
Network Equipment Technologies, Inc. (Æ)	300	1
Newport Corp. (Æ)	500	7
NIC, Inc.	1,700	14
Novatel Wireless, Inc. (Æ)	8,200	85
Omnivision Technologies, Inc. (Æ)	3,500	57
ON Semiconductor Corp. (Æ)	29,320	290
Palm, Inc.	14,700	89
Parametric Technology Corp. (Æ)	640	12
Pegasystems, Inc.	7,200	89
Pericom Semiconductor Corp. (Æ)	3,900	73
Perot Systems Corp. Class A (Æ)	1,900	31
Photronics, Inc. (Æ)	800	7
Plantronics, Inc.	2,300	56
Plexus Corp. (Æ)	4,200	119
PMC - Sierra, Inc. (Æ)	1,800	15
Powerwave Technologies, Inc. (Æ)	3,300	13
Progress Software Corp. (Æ)	900	28
Quantum Corp. (Æ)	1,600	3
Quest Software, Inc. (Æ)	700	12
RF Micro Devices, Inc. (Æ)	5,300	21
Rofin-Sinar Technologies, Inc. (Æ)	1,600	57
Rubicon Technology, Inc. (Æ)	200	5
Rudolph Technologies, Inc. (Æ)	600	6
S1 Corp. (Æ)	4,500	29
Sapient Corp. (Æ)	1,600	11
Scansource, Inc. (Æ)	1,500	45
Secure Computing Corp. (Æ)	1,100	6
Semtech Corp. (Æ)	6,700	117
Sigma Designs, Inc. (Æ)	4,200	78
Silicon Storage Technology, Inc. (Æ)	20,600	67
Skyworks Solutions, Inc. (Æ)	1,600	16
Sohu.com, Inc. (Æ)	100	9
Solera Holdings, Inc. (Æ)	2,200	60
Sonic Solutions, Inc. (Æ)	200	2
SonicWALL, Inc. (Æ)	22,200	178
Spansion, Inc. Class A (Æ)	5,400	17
SPSS, Inc. (Æ)	5,800	228
Standard Microsystems Corp. (Æ)	300	10

	Principal Amount ($) or Shares	Market Value $
SuccessFactors, Inc. (Æ)	1,100	12
Switch & Data Facilities Co., Inc. (Æ)	2,100	37
Sybase, Inc. (Æ)	10,600	339
SYKES Enterprises, Inc. (Æ)	3,200	66
Symmetricom, Inc. (Æ)	3,800	16
Synaptics, Inc. (Æ)	700	30
Technitrol, Inc.	1,900	38
Techwell, Inc. (Æ)	200	3
Tessera Technologies, Inc. (Æ)	5,700	120
TIBCO Software, Inc. (Æ)	300	2
TriQuint Semiconductor, Inc. (Æ)	4,700	31
TTM Technologies, Inc. (Æ)	13,800	201
Tyler Technologies, Inc. (Æ)	3,000	47
United Online, Inc.	12,800	157
Valueclick, Inc. (Æ)	200	4
Viasat, Inc. (Æ)	1,200	26
Vignette Corp. (Æ)	8,500	110
Zoran Corp. (Æ)	16,400	240
		8,073
Materials - 6.5%
Aptargroup, Inc.	2,300	103
Brush Engineered Materials, Inc. (Æ)	1,400	47
Buckeye Technologies, Inc. (Æ)	15,900	169
CF Industries Holdings, Inc.	3,500	479
Glatfelter	3,800	59
Greif, Inc. Class A	1,500	101
HB Fuller Co.	5,600	139
Hecla Mining Co. (Æ)	700	6
Innospec, Inc.	3,300	81
Minerals Technologies, Inc.	1,000	70
NewMarket Corp.	200	16
Olin Corp.	8,800	198
OM Group, Inc. (Æ)	4,400	191
Rock-Tenn Co. Class A	5,500	196
Rockwood Holdings, Inc. (Æ)	2,000	74
Schnitzer Steel Industries, Inc. Class A	3,100	310
Schweitzer-Mauduit International, Inc.	100	2
Sensient Technologies Corp.	2,100	66
Silgan Holdings, Inc.	2,700	155
Terra Industries, Inc.	8,000	349
Worthington Industries, Inc.	4,100	82
WR Grace & Co. (Æ)	7,700	209
Zep, Inc.	1,000	16
		3,118
Technology - 0.0%
Internet Capital Group, Inc. (Æ)	1,300	13

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 2.0%
Alaska Communications Systems Group, Inc.	2,800	36
Atlantic Tele-Network, Inc.	300	9
Centennial Communications Corp. (Æ)	6,900	52
Cincinnati Bell, Inc. (Æ)	41,900	176
Cogent Communications Group, Inc. (Æ)	200	3
Consolidated Communications Holdings, Inc.	2,900	44
FiberTower Corp. (Æ)	1,300	2
General Communication, Inc. Class A (Æ)	5,000	37
iPCS, Inc. (Æ)	1,500	45
NTELOS Holdings Corp.	1,900	53
Premiere Global Services, Inc. (Æ)	16,400	248
Shenandoah Telecom Co.	400	7
Syniverse Holdings, Inc. (Æ)	8,800	190
Time Warner Telecom, Inc. Class A (Æ)	2,900	54
		956
Utilities - 2.4%
Aquila, Inc. (Æ)	16,300	62
Avista Corp.	1,200	25
Central Vermont Public Service Corp.	400	8
CH Energy Group, Inc.	200	8
Cleco Corp.	1,000	25
Consolidated Water Co., Inc.	500	10
El Paso Electric Co. (Æ)	10,800	233
Empire District Electric Co. (The)	500	10
Idacorp, Inc.	2,500	77
Laclede Group, Inc. (The)	300	12
Northwest Natural Gas Co.	4,000	182
Piedmont Natural Gas Co.	5,200	141
PNM Resources, Inc.	3,200	48
Portland General Electric Co.	3,100	73
Southwest Gas Corp.	5,100	159
Westar Energy, Inc.	2,600	62
WGL Holdings, Inc.	1,200	42
		1,177
Total Common Stocks (cost $47,923)		47,416

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 1.4%
AIM Short Term Investment Treasury Portfolio		175	— ±
Federated Investors Prime Cash Obligations Fund		681,989	682
Total Short-Term Investments (cost $682)			682
Total Investments - 99.9% (identified cost $48,605)			48,098
Other Assets and Liabilities, Net - 0.1%			36
Net Assets - 100.0%			48,134
Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 06/08 (8)	USD	599	24
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			24

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 128.4%
Consumer Discretionary - 15.3%
Apollo Group, Inc. Class A (Æ)(Å)	4,392	210
Autozone, Inc. (Æ)(Å)	1,608	203
Big Lots, Inc. (Æ)(Å)	6,985	217
Burger King Holdings, Inc. (Å)	5,205	149
Callaway Golf Co. (Å)	4,100	52
DISH Network Corp. Class A (Æ)(Å)	490	17
DR Horton, Inc. (Å)	5,200	66
Fossil, Inc. (Æ)(Å)	2,711	86
GameStop Corp. Class A (Æ)(Å)	3,488	173
Gap, Inc. (The) (Å)	10,900	199
Iconix Brand Group, Inc. (Æ)(Å)	2,200	32
Johnson Controls, Inc. (Å)	600	20
Lear Corp. (Æ)	3,200	82
Liberty Media Corp. - Capital (Æ)(Å)	1,100	16
McDonald's Corp. (Å)	5,034	299
Nike, Inc. Class B (Å)	3,075	210
NVR, Inc. (Æ)	100	57
RadioShack Corp. (Å)	10,568	155
TJX Cos., Inc. (Å)	800	26
Walt Disney Co. (The) (Å)	640	21
Yum! Brands, Inc. (Å)	1,250	50
		2,340
Consumer Staples - 7.7%
Altria Group, Inc. (Å)	5,463	122
Archer-Daniels-Midland Co. (Å)	1,100	44
Casey's General Stores, Inc. (Å)	1,600	35
Constellation Brands, Inc. Class A (Æ)(Å)	5,011	107
Fresh Del Monte Produce, Inc. (Æ)(Å)	1,300	38
Kroger Co. (The) (Å)	870	24
Loews Corp. - Carolina Group (Å)	660	48
Philip Morris International, Inc. (Æ)(Å)	5,012	264
Procter & Gamble Co. (Å)	1,400	92
Reynolds American, Inc. (Å)	800	44
Wal-Mart Stores, Inc. (Å)	6,100	352
		1,170
Energy - 21.2%
Alpha Natural Resources, Inc. (Æ)(Å)	2,820	230
Apache Corp. (Å)	1,100	148
Chevron Corp. (Å)	4,493	446
ConocoPhillips (Å)	3,995	372
Devon Energy Corp. (Å)	590	68
ENSCO International, Inc. (Å)	2,900	208
Exxon Mobil Corp. (Å)	8,864	787
FMC Technologies, Inc. (Æ)(Å)	2,751	198
Marathon Oil Corp. (Å)	500	26
Massey Energy Co. (Å)	3,400	220
McMoRan Exploration Co. (Æ)	3,200	102

	Principal Amount ($) or Shares	Market Value $
Occidental Petroleum Corp. (Å)	1,632	150
Valero Energy Corp. (Å)	2,959	150
W&T Offshore, Inc. (Å)	2,406	134
		3,239
Financials - 18.9%
ACE, Ltd. (Å)	2,185	131
American Express Co. (Å)	2,486	115
Annaly Capital Management, Inc. (ö)(Å)	2,210	39
AON Corp. (Å)	4,341	205
Aspen Insurance Holdings, Ltd. (Å)	5,031	129
Axis Capital Holdings, Ltd. (Å)	3,780	133
Bank of America Corp. (Å)	5,397	184
Bank of Hawaii Corp. (Å)	3,600	195
Bank of New York Mellon Corp. (The) (Å)	769	34
Chubb Corp. (Å)	3,188	171
GLG Partners, Inc. (Å)	2,200	18
Hudson City Bancorp, Inc. (Å)	1,700	30
Interactive Brokers Group, Inc. Class A (Æ)	1,400	46
JPMorgan Chase & Co. (Å)	8,543	367
Knight Capital Group, Inc. Class A (Æ)(Å)	11,281	201
Nasdaq OMX Group (The) (Æ)(Å)	4,800	168
Northern Trust Corp. (Å)	1,010	77
PartnerRe, Ltd. - ADR (Å)	430	32
RenaissanceRe Holdings, Ltd. (Å)	1,636	85
Senior Housing Properties Trust (ö)(Å)	800	18
Simon Property Group, Inc. (ö)(Å)	100	10
TD Ameritrade Holding Corp. (Æ)(Å)	13,352	242
UnionBanCal Corp. (Å)	3,381	169
Unum Group (Å)	3,173	77
		2,876
Health Care - 16.0%
Aetna, Inc. (Å)	1,000	47
AMERIGROUP Corp. Class A (Æ)(Å)	7,625	211
AmerisourceBergen Corp. Class A (Å)	1,050	43
Cigna Corp. (Å)	4,579	186
Eli Lilly & Co. (Å)	660	32
Endo Pharmaceuticals Holdings, Inc. (Æ)(Å)	3,414	84
Express Scripts, Inc. Class A (Æ)(Å)	3,070	221
Forest Laboratories, Inc. (Æ)(Å)	6,282	226
Incyte Corp. (Æ)(Å)	2,400	23
Invitrogen Corp. (Æ)(Å)	4,792	220
Johnson & Johnson (Å)	3,697	247
Martek Biosciences Corp. (Æ)(Å)	2,200	83
Medco Health Solutions, Inc. (Æ)(Å)	4,671	226
Patterson Cos., Inc. (Æ)(Å)	900	31
Pfizer, Inc. (Å)	17,178	333

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (Æ)(Å)	1,100	65
United Therapeutics Corp. (Æ)(Å)	1,665	159
		2,437
Industrials - 14.4%
Acuity Brands, Inc. (Å)	700	37
AGCO Corp. (Æ)(Å)	3,084	186
Boeing Co. (Å)	740	61
Caterpillar, Inc. (Å)	3,577	296
General Electric Co. (Å)	6,371	196
Joy Global, Inc.	2,400	202
L-3 Communications Holdings, Inc. (Å)	1,750	188
Landstar System, Inc. (Å)	820	46
Lockheed Martin Corp. (Å)	2,403	263
McDermott International, Inc. (Æ)(Å)	2,983	185
Navigant Consulting, Inc. (Æ)	2,100	42
Northrop Grumman Corp. (Å)	290	22
Perini Corp. (Æ)(Å)	5,100	196
Roper Industries, Inc. (Å)	380	25
Shaw Group, Inc. (The) (Æ)(Å)	2,882	176
Watson Wyatt Worldwide, Inc. Class A	1,300	76
		2,197
Information Technology - 20.0%
eBay, Inc. (Æ)(Å)	6,283	189
Hewitt Associates, Inc. Class A (Æ)(Å)	5,167	202
Hewlett-Packard Co. (Å)	3,381	159
InterDigital, Inc. (Æ)(Å)	1,300	33
International Business Machines Corp. (Å)	1,122	145
Mastercard, Inc. Class A (Å)	852	263
McAfee, Inc. (Æ)(Å)	1,803	65
Microsoft Corp. (Å)	16,578	470
MicroStrategy, Inc. Class A (Æ)(Å)	800	64
Net 1 UEPS Technologies, Inc. (Æ)(Å)	900	25
Oracle Corp. (Æ)(Å)	13,620	311
Plantronics, Inc. (Å)	7,123	173
Progress Software Corp. (Æ)(Å)	1,200	37
QLogic Corp. (Æ)(Å)	9,380	148
Seagate Technology (Å)	9,871	211
Texas Instruments, Inc. (Å)	4,273	139
Western Digital Corp. (Æ)(Å)	5,470	205
Western Union Co. (The) (Å)	9,044	214
		3,053
Materials - 6.9%
AK Steel Holding Corp. (Å)	2,779	197
CF Industries Holdings, Inc. (Å)	1,100	150
Freeport-McMoRan Copper & Gold, Inc. Class B (Å)	1,415	164
Greif, Inc. Class A (Å)	1,049	70
OM Group, Inc. (Æ)(Å)	1,515	66
Owens-Illinois, Inc. (Æ)	1,100	63

	Principal Amount ($) or Shares	Market Value $
Terra Industries, Inc. (Å)	4,141	181
Worthington Industries, Inc. (Å)	7,819	156
		1,047
Telecommunication Services - 2.2%
AT&T, Inc. (Å)	7,455	298
Syniverse Holdings, Inc. (Æ)	2,100	45
		343
Utilities - 5.8%
American Electric Power Co., Inc. (Å)	490	21
Dominion Resources, Inc. (Å)	4,820	223
Edison International (Å)	3,189	170
Energen Corp. (Å)	1,999	150
Mirant Corp. (Æ)(Å)	4,600	187
SCANA Corp. (Å)	2,600	104
Southern Co. (Å)	930	33
		888
Total Common Stocks (cost $19,086)		19,590
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	119,435	119
Total Short-Term Investments (cost $119)		119
Total Investments - 129.2% (identified cost $19,205)		19,709
Securities Sold Short - (29.2%)
Consumer Discretionary - (7.9%)
Bebe Stores, Inc.	(1,500)	(17)
Charming Shoppes, Inc. (Æ)	(4,000)	(23)
Cheesecake Factory (The) (Æ)	(213)	(4)
Chico's FAS, Inc. (Æ)	(710)	(5)
Circuit City Stores, Inc.	(13,800)	(68)
Coldwater Creek, Inc. (Æ)	(4,800)	(31)
Collective Brands, Inc. (Æ)	(4,200)	(48)
Corinthian Colleges, Inc. (Æ)	(3,970)	(51)
Gaylord Entertainment Co. (Æ)	(173)	(5)
Jo-Ann Stores, Inc. (Æ)	(200)	(5)
Kohl's Corp. (Æ)	(2,578)	(116)
Las Vegas Sands Corp. (Æ)	(1,800)	(125)
National CineMedia, Inc.	(200)	(4)
PEP Boys-Manny Moe & Jack	(1,700)	(15)
PetSmart, Inc.	(3,327)	(78)
Pinnacle Entertainment, Inc. (Æ)	(6,700)	(93)
Quiksilver, Inc. (Æ)	(4,839)	(41)
Ruby Tuesday, Inc.	(4,800)	(36)
Saks, Inc. (Æ)	(5,298)	(73)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Scientific Games Corp. Class A (Æ)	(2,673)	(86)
Sotheby's Class A	(4,738)	(127)
Virgin Media, Inc.	(372)	(6)
Volcom, Inc. (Æ)	(1,000)	(25)
Warner Music Group Corp.	(2,400)	(22)
Wynn Resorts, Ltd.	(1,100)	(110)
		(1,214)
Consumer Staples - (0.0%)
Pantry, Inc. (The) (Æ)	(400)	(5)
Energy - (4.3%)
Allis-Chalmers Energy, Inc. (Æ)	(1,600)	(27)
ATP Oil & Gas Corp. (Æ)	(800)	(34)
Exterran Holdings, Inc. (Æ)	(1,100)	(81)
Flotek Industries, Inc. (Æ)	(1,200)	(21)
Frontier Oil Corp.	(5,100)	(154)
Goodrich Petroleum Corp. (Æ)	(2,100)	(89)
Oceaneering International, Inc. (Æ)	(1,339)	(96)
SEACOR Holdings, Inc. (Æ)	(504)	(45)
Tetra Technologies, Inc. (Æ)	(236)	(5)
W-H Energy Services, Inc. (Æ)	(1,137)	(97)
Western Refining, Inc.	(400)	(5)
		(654)
Financials - (3.7%)
Boston Properties, Inc. (ö)	(500)	(49)
BRE Properties, Inc. Class A (ö)	(2,233)	(108)
CIT Group, Inc.	(3,923)	(39)
Jefferies Group, Inc.	(7,704)	(139)
Post Properties, Inc. (ö)	(2,368)	(84)
UDR, Inc. (ö)	(3,327)	(83)
Washington Mutual, Inc.	(6,791)	(61)
		(563)
Health Care - (3.9%)
Advanced Medical Optics, Inc. (Æ)	(210)	(5)
Allscripts Healthcare Solutions, Inc. (Æ)	(3,800)	(47)
Amylin Pharmaceuticals, Inc. (Æ)	(3,300)	(105)
Brookdale Senior Living, Inc.	(5,084)	(134)
Community Health Systems, Inc. (Æ)	(151)	(5)
Covance, Inc. (Æ)	(20)	(2)
Human Genome Sciences, Inc. (Æ)	(8,800)	(52)
Inverness Medical Innovations, Inc. (Æ)	(3,400)	(124)
Parexel International Corp. (Æ)	(1,442)	(36)
Psychiatric Solutions, Inc. (Æ)	(162)	(6)
Sepracor, Inc. (Æ)	(3,476)	(75)
		(591)

	Principal Amount ($) or Shares	Market Value $
Industrials - (1.5%)
AAR Corp. (Æ)	(3,700)	(71)
Albany International Corp. Class A	(128)	(5)
Astec Industries, Inc. (Æ)	(900)	(35)
BE Aerospace, Inc. (Æ)	(1,545)	(54)
Monster Worldwide, Inc. (Æ)	(178)	(4)
US Airways Group, Inc. (Æ)	(13,800)	(55)
		(224)
Information Technology - (2.1%)
Ciena Corp. (Æ)	(126)	(4)
Cognizant Technology Solutions Corp. Class A (Æ)	(700)	(25)
Cypress Semiconductor Corp. (Æ)	(2,427)	(68)
LSI Corp. (Æ)	(846)	(6)
Marvell Technology Group, Ltd. (Æ)	(340)	(6)
Riverbed Technology, Inc. (Æ)	(6,887)	(123)
SAVVIS, Inc. (Æ)	(2,156)	(36)
Synchronoss Technologies, Inc. (Æ)	(2,300)	(30)
THQ, Inc. (Æ)	(1,400)	(30)
		(328)
Materials - (2.9%)
Coeur d'Alene Mines Corp. (Æ)	(1,150)	(4)
Haynes International, Inc. (Æ)	(600)	(41)
Louisiana-Pacific Corp.	(8,525)	(104)
RTI International Metals, Inc. (Æ)	(2,976)	(128)
Titanium Metals Corp.	(7,484)	(130)
Westlake Chemical Corp.	(2,448)	(42)
		(449)
Telecommunication Services - (1.4%)
Leap Wireless International, Inc. (Æ)	(2,300)	(132)
Time Warner Telecom, Inc. Class A (Æ)	(4,035)	(75)
		(207)
Utilities - (1.5%)
Dynegy, Inc. Class A (Æ)	(14,336)	(135)
PNM Resources, Inc.	(5,900)	(88)
		(223)
Total Securities Sold Short (proceeds $4,567)		(4,458)
Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		15,249

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2008. This Quarterly Report reports on 11 funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, the "Custodian" or Russell Fund Services Company, the "Administrator" determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Cost of Investments for Tax Purposes	$181,724,587	$43,569,306	$64,702,551	$107,492,768	$10,354,921	$200,545,636
Gross Tax Unrealized Appreciation	27,435,632	3,478,437	11,982,115	48,577,509	915,361	62,394,792
Gross Tax Unrealized Depreciation	(8,057,325)	(1,439,700)	(2,541,085)	(565,117)	(310,726)	(26,180,701)
Net Tax Unrealized Appreciation (Depreciation)	$19,378,307	$2,038,737	$9,441,030	$48,012,392	$604,635	$36,214,091

	Large Cap Value	Concentrated Growth Opportunities	Directional Core Equity	Enhanced Small Cap	Core Edge Equity
Cost of Investments for Tax Purposes	$9,345,670	$10,700,707	$7,568,990	$48,702,754	$19,331,533
Gross Tax Unrealized Appreciation	1,182,191	1,866,371	1,291,307	6,519,936	929,788
Gross Tax Unrealized Depreciation	(344,955)	(461,790)	(599,724)	(7,124,955)	(552,369)
Net Tax Unrealized Appreciation (Depreciation)	$837,236	$1,404,581	$691,583	$(605,019)	$377,419

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2008, the Enhanced Small Cap Fund had a $33,683 cash collateral balance held in connection with futures contracts purchased/sold.

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which a fund sells securities it does not own in anticipation of a decline in the market price of securities. The fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2008 (Unaudited)

As of May 31, 2008, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$3,252,598	Pool of US Government and corporate securities
Small Cap	143,599	Pool of US Government and corporate securities
Core Opportunities	2,783,275	Pool of US Government and corporate securities
Tuckerman Active REIT	140,158	Pool of US Government and corporate securities
IAM SHARES	2,907,851	Pool of US Government and corporate securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2008, $1,068,580 of the Central Fund's net assets represents investments by these Funds, and $287,115,651 represents the investments of other affiliated funds not presented herein.

Notes to Quarterly Report

SSgA

Equity Funds

Shareholder Requests for Additional Information — May 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

DEQR-05/08

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  July 29, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 29, 2008